File No. 33-44186
                                                                        811-6485




                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

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                                    FORM N-1A


     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               |X|

          Pre-Effective Amendment No.                                      |_|

          Post-Effective Amendment No. 22                                  |X|

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       |X|


          Amendment No. 24                                                 |X|

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                   SELIGMAN HENDERSON GLOBAL FUND SERIES, INC.
               (Exact name of registrant as specified in charter)

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                    100 PARK AVENUE, NEW YORK, NEW YORK 10017
                     (Address of principal executive office)

     Registrant's Telephone Number: 212-850-1864 or Toll Free: 800-221-2450
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      THOMAS G. ROSE, Treasurer, 100 Park Avenue, New York, New York 10017
                     (Name and address of agent for service)
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It is proposed that this filing will become effective (check appropriate box):


|X| immediately upon filing pursuant to paragraph (b) of rule 485

|_| on   (date)        pursuant to paragraph (b) of rule 485

|_| 60 days after filing pursuant to paragraph (a)(i) of rule 485

|_| on (date) pursuant to paragraph (a)(i) of rule 485

|_| 75 days after filing pursuant to paragraph (a) (ii) of rule 485

|_| on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1) and a Rule 24f-1 Notice for Registrant's most recent fiscal year will be filed with the Commission on or about December 21, 1996.

                                                               File No. 33-44186
                                                                        811-6485



                   SELIGMAN HENDERSON GLOBAL FUND SERIES, INC.
                         POST-EFFECTIVE AMENDMENT NO. 22
                              CROSS REFERENCE SHEET
                            Pursuant to Rule 481 (a)


Form N-1A Part A-Item No.                        Location in Prospectus
-------------------------                        ----------------------
1.    Cover Page                                 Cover Page

2.    Synopsis                                   Summary of Series Expenses

3.    Condensed Financial Information            Financial Highlights

4.    General Description of Registrant          Cover Page;  Organization  and
                                                 Capitalization

5.    Management of Fund                         Management Services

5a.   Manager's Discussion of Fund Performance   Management Services

6.    Capital Stock and Other Securities         Organization and Capitalization

7.    Purchase of Securities Being Offered       Alternative Distribution
                                                 System; Purchase of Shares;
                                                 Administration, Shareholder
                                                 Services and Distribution Plans

8.    Redemption or Repurchase                   Telephone Transactions;
                                                 Redemption of Shares; Exchange Privilege

9.    Legal Proceedings                          Not applicable

Part B-Item No.                                  Location in Statement of Additional Information
---------------                                  -----------------------------------------------
10.   Cover Page                                 Cover Page

11.   Table of Contents                          Table of Contents

12.   General Information and History            General Information; Appendix B

13.   Investment Objectives and Policies         Investment Objectives, Policies and Risks; Investment Limitations

14.   Management of the Registrant               Management and Expenses

15.   Control Persons and Principal              Directors and Officers; General Information
       Holders of Securities

16.   Investment Advisory and Other Services     Management and Expenses; Distribution Services

17.   Brokerage Allocation                       Portfolio Transactions;  Administration,  Shareholder Services and Distribution
                                                 Plans

18.   Capital Stock and Other Securities         General Information

19.   Purchase, Redemption and Pricing of        Purchase and Redemption of Series Shares; Valuation
       Securities Being Offered

20.   Tax Status                                 Taxes

21.   Underwriters                               Distribution Services

22.   Calculation of Performance Data            Performance

23.   Financial Statements                       General Information; Appendix C


                                   PROSPECTUS
                 SELIGMAN HENDERSON EMERGING MARKETS GROWTH FUND
                                   A SERIES OF
                   SELIGMAN HENDERSON GLOBAL FUND SERIES, INC.

    100 Park Avenue o New York, NY 10017 o New York Telephone: (212) 850-1864
      Toll-Free Telephone: (800) 221-2450 -- all continental United States For Retirement Plan Information -- Toll-Free Telephone: (800) 445-1777


                                                               November 20, 1996


     Seligman Henderson Emerging Markets Growth Fund (the "Fund") is a series of Seligman Henderson Global Fund Series, Inc. (the "Corporation"), an open-end diversified management investment company. The Fund seeks to achieve its objective of long-term capital appreciation by investing at least 65% of its assets in equity securities of companies in emerging markets. There can be no assurance that the Fund's investment objective will be achieved. Because of the special risks involved with investing in securities of emerging market companies, an investment in the Fund should be considered speculative and not appropriate for individuals who require safety of principal or stable income from their investments. For a description of the Fund's investment objective and policies, and the risk factors associated with an investment in the Fund, see "Investment Objective, Policies And Risks."

     The Fund is managed by J. & W. Seligman & Co. Incorporated (the "Manager"). Seligman Henderson Co. (the "Subadviser") supervises and directs the Fund's investments.


     The Fund offers three classes of shares. Class A shares are sold subject to an initial sales load of up to 4.75% and an annual service fee currently charged at a rate of up to .25% of the average daily net asset value of the Class A shares. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales load but are subject to a contingent deferred sales load ("CDSL") of 1% on redemptions within 18 months of purchase. Class B shares are sold without an initial sales load but are subject to a CDSL, if applicable, of 5% on redemptions in the first year after purchase of such shares, declining to 1% in the sixth year and 0% thereafter, an annual distribution fee of .75% and an annual service fee of up to .25% of the average daily net asset value of the Class B shares. Class B shares will automatically convert to Class A shares on the last day of the month that precedes the eighth anniversary of their date of purchase. Class D shares are sold without an initial sales load but are subject to a CDSL of 1% imposed on redemptions within one year of purchase, an annual distribution fee of up to .75% and an annual service fee of up to .25% of the average daily net asset value of the Class D shares. Any CDSL payable upon redemption of shares will be assessed on the lesser of the current net asset value or the original purchase price of the shares redeemed. No CDSL will be imposed on shares acquired through the reinvestment of dividends or distributions received from any Class of shares. See "Alternative Distribution System." Shares of the Fund may be purchased through any authorized investment dealer.


     This Prospectus sets forth concisely the information a prospective investor should know about the Fund before investing. Please read it carefully before you invest and keep it for future reference. Additional information about the Fund, including a Statement of Additional Information, has been filed with the Securities and Exchange Commission. The Statement of Additional Information is available upon request without charge by calling or writing the Fund at the telephone numbers or the address set forth above. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference in its entirety.


             SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF,
      OR GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT FEDERALLY
              INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION,
                 THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
   AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
       ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.


                                TABLE OF CONTENTS
                                                     Page


Summary Of Fund Expenses..............................  2
Financial Highlights..................................  3
Alternative Distribution System.......................  4
Investment Objective, Policies And Risks..............  5
Management Services................................... 11
Purchase Of Shares.................................... 12
Telephone Transactions................................ 18
Redemption Of Shares.................................. 19
Administration, Shareholder Services
 And Distribution Plan................................ 21
Exchange Privilege.................................... 21
Further Information About Transactions In The Fund.... 23
Dividends And Distributions........................... 23
Federal Income Taxes.................................. 24
Shareholder Information............................... 25
Advertising The Fund's Performance.................... 27
Organization And Capitalization....................... 27


                            SUMMARY OF FUND EXPENSES

                                                                       CLASS A            CLASS B            CLASS D
                                                                       -------            -------            -------
                                                                   (INITIAL SALES     (DEFERRED SALES    (DEFERRED SALES
                                                                  LOAD ALTERNATIVE)  LOAD ALTERNATIVE)  LOAD ALTERNATIVE)

SHAREHOLDER TRANSACTION EXPENSES
      Maximum Sales Load Imposed on Purchases
        (as a percentage of offering price) ...................         4.75%               None               None
      Sales Load on Reinvested Dividends.......................          None               None               None
      Deferred Sales Load (as a percentage of original
        purchase price or redemption proceeds,
        whichever is lower)....................................         None;         5% in 1st year     1% in 1st year
                                                                      except 1%       4% in 2nd year     None thereafter
                                                                 in first 18 months     3% in 3rd
                                                                  if initial sales     and 4th years
                                                                   load was waived    2% in 5th year
                                                                 in full due to size  1% in 6th year
                                                                     of purchase      None thereafter
      Redemption Fees..........................................          None               None               None
      Exchange Fees............................................          None               None               None

ANNUALIZED FUND OPERATING EXPENSES*                                    CLASS A            CLASS B            CLASS D
                                                                       -------            -------            -------
(as a percentage of average net assets)
      Management Fees..........................................         1.25%              1.25%              1.25%
      12b-1 Fees ..............................................          .22%              1.00%**            1.00%**
      Other Expenses (After expense reimbursement).............         1.00%              1.00%              1.00%
                                                                        ----               ----               ----
      Total Fund Operating Expenses............................         2.47%              3.25%              3.25%
                                                                        ====               ====               ====





     The purpose of this table is to assist investors in understanding the various costs and expenses which shareholders of the Fund bear directly or indirectly. The sales load on Class A shares is a one-time charge paid at the time of purchase of shares. Reductions in initial sales loads are available in certain circumstances. The CDSLs on Class B and Class D shares are one-time charges paid only if shares are redeemed within six years or one year of purchase, respectively. Class A shares are not subject to an initial sales load for purchases of $1,000,000 or more; however, such shares are subject to a CDSL, a one time charge, only if the shares are redeemed within eighteen months of purchase. The expense table and example below reflect a voluntary undertaking by the Manager and the Subadviser to reimburse a portion of "Other Expenses" such that total operating expenses for the current fiscal year other than 12b-1 fees will not exceed annualized rates of 2.25% of the average net assets of each respective class. In the absence of these undertakings, it is estimated that "Total Fund Operating Expenses" would equal approximately 2.89% for Class A shares and 3.67% for Class B and Class D shares. There is no guarantee that these undertakings will continue past the end of the current fiscal year. For more information concerning reductions in sales loads and for a more complete description of the various costs and expenses, including management fees, see "Purchase Of Shares," "Redemption Of Shares" and "Management Services" herein. The Fund's Administration, Shareholder Services and Distribution Plan to which the caption "12b-1 Fees" relates, is discussed under "Administration, Shareholder Services and Distribution Plan," herein.



EXAMPLE                                                                        1 YEAR     3 YEARS


An investor would pay the following expenses on a $1,000
investment, assuming (i) a 5% annual return and
(ii) redemption at the end of the period shown...................Class A          $71         $121
                                                                 Class B+         $83         $130
                                                                 Class D          $43++       $100



THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN AND THE 5% ANNUAL RETURN USED IN THIS EXAMPLE IS A HYPOTHETICAL RATE.


    *Estimated based on period 5/28/96 (commencement of operations) to 9/30/96.

   **Includes an annual distribution fee of up to .75% and an annual service fee of up to .25%. Pursuant to the Rules of the National Association of Securities Dealers, Inc., the aggregate deferred sales loads and annual distribution fees on Class B and Class D shares of the Fund may not exceed 6.25% of total gross sales, subject to certain exclusions. The maximum sales charge rule is applied separately to each class. The 6.25% limitation is imposed on the Fund rather than on a per shareholder basis. Therefore, a long-term Class B or Class D shareholder of the Fund may pay more in total sales loads (including distribution fees) than the economic equivalent of 6.25% of such shareholder's investment in such shares.

    +Assuming (i) a 5% annual return and (ii) no redemption at the end of the period, the expenses on a $1,000 investment would be $33 for 1 year and $100 for 3 years.
   ++Assuming (i) a 5% annual return and (ii) no redemption at the end of one year, the expenses on a $1,000 investment would be $33.

                              FINANCIAL HIGHLIGHTS


   The financial highlights for the Fund's shares for the period presented below are unaudited. This information is derived from the financial and accounting records of the Fund. Financial statements and notes with respect to the other series of the Corporation are contained in the Corporation's fiscal 1995 Annual Report and April 30, 1996 Mid-Year Report, which are incorporated by reference in the Fund's Statement of Additional Information, copies of which may be obtained free of charge from the Fund at the telephone numbers or address provided on the cover page of this Prospectus.


   The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from a Class' beginning net asset value to its ending net asset value so that they may understand the effect the individual items have on their investment, assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, to their equivalent per share amount. The total return based on net asset value measures each Class' performance assuming investors purchased shares of the Class at the net asset value as of the beginning of the period, invested dividends and capital gains at net asset value and then sold their shares at the net asset value per share on the last day of the period. The total return computations do not reflect any sales loads investors may incur in purchasing shares of any Class. Total returns for periods of less than one year are not annualized.

   Average commission rate paid represents the average commissions paid by the Fund to purchase or sell securities. It is determined by dividing the total commission dollars paid by the number of shares purchased and sold during the period for which commissions were paid.

                                                                    CLASS A             CLASS B              CLASS D
                                                               -----------------   -----------------    -----------------

                                                                 MAY 28, 1996*       MAY 28, 1996*        MAY 28, 1996*
                                                                      TO                  TO                   TO
                                                              SEPTEMBER 30, 1996  SEPTEMBER 30, 1996   SEPTEMBER 30, 1996
                                                               -----------------   -----------------    -----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period....................            $ 7.14              $ 7.14               $ 7.14
                                                                   -------              ------              -------
Net investment loss.....................................             (0.02)              (0.03)               (0.03)
Net realized and unrealized investment loss.............             (0.02)              (0.02)               (0.02)
Net realized and unrealized investment loss
  from foreign currency transactions....................             (0.05)              (0.05)               (0.05)
                                                                   -------              ------              -------
Decrease from investment operations.....................             (0.09)              (0.10)               (0.10)
Dividends paid..........................................                --                  --                   --
Distributions from net gain realized....................                --                  --                   --
                                                                   -------              ------              -------
Net decrease in net asset value.........................             (0.09)              (0.10)               (0.10)
                                                                   -------              ------              -------
Net asset value end of period...........................            $ 7.05              $ 7.04               $ 7.04
                                                                   =======              ======              =======

Total Return Based On Net Asset Value: .................             (1.26)%             (1.40)%              (1.40)%

RATIOS/SUPPLEMENTAL DATA:**
Expenses to average net assets..........................              2.22%+              3.00%+               3.00%+
Net investment loss to average net assets...............             (0.63)%+            (1.41)%+             (1.41)%+
Portfolio turnover......................................              6.18%               6.18%                6.18%
Average commission rate paid............................           $0.0151             $0.0151              $0.0151
Net assets, end of period (000's omitted)...............           $19,715             $10,317              $13,417
Without management fee waiver:**
Net investment loss per share...........................           $ (0.04)            $ (0.05)             $ (0.05)
Expenses to average net assets..........................              2.89%+              3.67%+               3.67%+
Net investment loss to average net assets...............             (1.30)%+            (2.08)%+             (2.08)%+

----------
 *Commencement of operations.
**The Manager and Subadviser, at their discretion, waived a portion of their fees.
 +Annualized.

ALTERNATIVE DISTRIBUTION SYSTEM

   The Fund offers three classes of shares. Class A shares are sold to investors who have concluded that they would prefer to pay an initial sales load and have the benefit of lower continuing fees. Class B shares are sold to investors choosing to pay no initial sales load, a higher distribution fee and a CDSL with respect to redemptions within six years of purchase and who desire shares to convert automatically to Class A shares after eight years. Class D shares are sold to investors choosing to pay no initial sales load, a higher distribution fee and, with respect to redemptions within one year of purchase, a CDSL. The Alternative Distribution System allows investors to choose the method of purchasing shares that is most beneficial in light of the amount of the purchase, the length of time the shares are expected to be held and other relevant circumstances. Investors should determine whether under their particular circumstances it is more advantageous to incur an initial sales load and be subject to lower ongoing fees, as discussed below, or to have the entire initial purchase price invested in the Fund with the investment thereafter being subject to higher ongoing fees and either a CDSL for a six-year period with automatic conversion to Class A shares after eight years or a CDSL for a one-year period with no automatic conversion to Class A shares.


   Investors who expect to maintain their investment for an extended period of time might choose to purchase Class A shares because over time the accumulated continuing distribution fees of Class B and Class D shares may exceed the initial sales load and lower distribution fee of Class A shares. This consideration must be weighed against the fact that the amount invested in the Fund will be reduced by the amount of the initial sales load on Class A shares deducted at the time of purchase. Furthermore, the higher distribution fees on Class B and Class D shares will be offset to the extent any return is realized on the additional funds initially invested therein that would have been equal to the amount of the initial sales load on Class A shares.

   Investors who qualify for reduced initial sales loads, as described under "Purchase Of Shares" below, might also choose to purchase Class A shares because the sales load deducted at the time of purchase would be less. However, investors should consider the effect of the 1% CDSL imposed on shares on which the initial sales load was waived in full because the amount of Class A shares purchased reached $1,000,000 or more. In addition, Class B shares will be converted into Class A shares after a period of approximately eight years, and thereafter investors will be subject to lower ongoing fees. Shares purchased through reinvestment of dividends and distributions on Class B shares also will convert automatically to Class A shares along with the underlying shares on which they were earned.


   Alternatively, some investors might choose to have all of their funds invested initially in Class B or Class D shares, although remaining subject to a higher continuing distribution fee and for a six-year or one-year period, a CDSL as described below. For example, an investor who does not qualify for reduced sales loads would have to hold Class A shares for more than 6.33 years for the Class B or Class D distribution fee to exceed the initial sales load plus the distribution fee on Class A shares. This example does not take into account the time value of money, which further reduces the impact of the Class B and Class D shares' 1% distribution fee, fluctuations in net asset value or the effect of the return on the investment over this period of time.


   Investors should bear in mind that total asset based charges (i.e., the higher continuing distribution fee plus the CDSL) on Class B shares that are redeemed may exceed the total asset based sales charges that would be payable on the same amount of Class A or Class D shares, particularly if the Class B shares are redeemed shortly after purchase or if the investor qualifies for a reduced sales load on the Class A shares.

   Investors should understand that the purpose and function of the initial sales loads (and deferred sales load, when applicable) with respect to Class A shares is the same as those of the deferred sales loads and higher distribution fees with respect to Class B and Class D shares in that the sales loads and distribution fees applicable to a Class provide for the financing of the distribution of the shares of the Fund.


   Class B and Class D shares are subject to the same ongoing distribution fees but Class D shares are subject to a CDSL for a shorter period of time (one year as opposed to six years) than Class B shares. However, unlike Class D shares, Class B shares automatically convert to Class A shares after eight years, which are subject to lower ongoing distribution fees.

   The three classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the Investment Company Act of 1940, as amended (the "1940 Act"), or Maryland law. The net income attributable to each class and dividends payable on the shares of each class will be reduced by the amount of distribution and other expenses to be paid by each class. Class B and Class D shares bear higher distribution fees, which will cause Class B and Class D shares to pay lower dividends than the Class A shares. The three classes also have separate exchange privileges.

   The Directors of the Corporation believe that no conflict of interest currently exists between the Class A, Class B and Class D shares of the Fund. On an ongoing basis, the Directors, in the exercise of their fiduciary duties pursuant to the 1940 Act and Maryland law, will seek to ensure that no such conflict arises. For this purpose, the Directors will monitor the Fund for the existence of any material conflict among the classes and will take such action as is reasonably necessary to eliminate any such conflicts that may develop.


   DIFFERENCES BETWEEN CLASSES. The primary differences between Class A, Class B and Class D shares are their sales load structures and ongoing expenses as set forth below. The primary differences between Class B and Class D shares are that Class D shares are subject to a shorter CDSL period and a lower CDSL rate but Class B shares automatically convert to Class A shares after eight years, resulting in a reduction in ongoing fees. Investors in Class B shares should take into account whether they intend to redeem their shares within the CDSL period and, if not, whether they intend to remain invested until the end of the conversion period and thereby take advantage of the reduction in ongoing fees resulting from the conversion to Class A shares. Other investors, however, may elect to purchase Class D shares if they determine that it is advantageous to have all their assets invested initially and they are uncertain as to the length of time they intend to hold their assets in the Fund or another mutual fund in the Seligman Group for which the exchange privilege is available. Although Class D shareholders are subject to a shorter CDSL period at a lower rate, they forgo the Class B automatic conversion feature, making their investment subject to higher distribution fees for an indefinite period of time. Each class has advantages and disadvantages for different investors, and investors should choose the class that best suits their circumstances and their objectives.



                                 Annual 12b-1 Fees
             Initial             (as a % of average
             Sales Load          daily net assets)        Other Information
            ---------            --------------           ---------------
Class A     Maximum initial      Service fee of up to     Initial sales load
            sales load of 4.75%  25%.                     waived or reduced for
            of the public                                 certain purchases. CDSL
            offering price.                               of 1% on redemptions
                                                          within 18 months of purchase
                                                          on shares on which  initial  sales load was waived
                                                          in full due to the size of the purchase.


Class B None            Service fee of up to              CDSL of:
                        .25%; Distribution                5% in 1st year
                        fee of .75%                       4% in 2nd year
                        until Conversion.*                3% in 3rd and
                                                          4th  years 2% in 5th year 1% in 6th year
                                                          0% after 6th year.



Class D None            Service fee of up to              CDSL of 1% on
                        .25%; Distribution                redemptions within
                        fee of up to .75%.                one year of
                                                          purchase.


* Conversion occurs at the end of the month which precedes the 8th anniversary of the purchase date. If Class B shares of the Fund are exchanged for Class B shares of another Seligman Mutual Fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period of the shares exchanged will be tacked onto the holding period of the shares acquired.


INVESTMENT OBJECTIVE, POLICIES AND RISKS

   The Fund is a series of Seligman Henderson Global Fund Series, Inc., an open-end investment company incorporated under the laws of the state of Maryland on November 22, 1991.

   The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its objective by investing at least 65% of its assets in equity securities of companies in emerging markets. The investment objective is a fundamental policy and may not be changed without shareholder approval. There can be no assurance that the Fund's investment objective will be achieved.

   The Fund seeks to benefit from policies of economic development that are being adopted by many developing or emerging countries. These policies include domestic price reform, reducing internal budget deficits, privatizations, encouraging foreign investments and developing capital markets. Countries adopting such policies have normally experienced an acceleration of economic growth that, in many cases, has resulted in higher returns in the longer term than those of more developed countries. Examples of countries successfully adopting policies of economic development include South Korea, Taiwan, Malaysia, Thailand, Chile, Poland and Argentina. Examples of countries in the course of adopting policies of economic development include China, India, Russia and Brazil.

   An emerging market is a market in any country that the International Bank for Reconstruction and Development (the "World Bank") generally considers to be an emerging country. There are currently more than 150 countries which are considered to be emerging countries, approximately 60 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe such as Austria, Belgium, Denmark, Finland, France, Germany, Great Britain, Ireland, Italy, the Netherlands, Norway, Spain, Sweden and Switzerland.

   Currently, investing in many emerging markets is not feasible or may involve unacceptable risks. The Fund will focus its investments on those emerging countries in which it believes the economies are developing strongly and in which markets are becoming more sophisticated. The Fund intends to invest primarily in markets in some or all of the following emerging countries:
Argentina, Brazil, Bulgaria, Chile, China, Colombia, Czech Republic, Ghana, Greece, Hungary, India, Indonesia, Jordan, Kenya, Malaysia, Mexico, Morocco, Namibia, Nigeria, Pakistan, Peru, the Philippines, Poland, Portugal, Russia, Slovakia, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Uruguay, Venezuela and Zimbabwe. As more markets develop, the Fund expects to expand and further diversify its investments.

   A company in an emerging market is defined as a company: (i) the principal securities trading market for the equity securities of which is an emerging market; (ii) that (alone or on a consolidated basis) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging countries; or (iii) organized under the laws of, and with a principal office in, an emerging country.

   The Subadviser will implement a top down method in selecting investments on behalf of the Fund, i.e., first identifying geographic regions and individual countries and then identifying specific securities within these areas. For allocating investments among geographic regions and individual countries, the Subadviser will consider for each country such factors as current and forecast economic growth; valuation, size and potential of securities markets; expected levels of inflation; the balance of payments and external reserves; the outlook for the currency and interest rates; and financial, social and political conditions influencing investment opportunities. The Subadviser will select securities for inclusion in the Fund's portfolio based on, among other factors, evaluation of a company's growth prospects, quality of management, liquidity and the relative valuation of the securities in the markets that the Subadviser has selected for investment.

   The Fund may invest in all types of securities, many of which will be denominated in currencies other than the U.S. dollar. The Fund will normally invest its assets in equity securities, including common stock, preferred stock, warrants or rights to subscribe to or purchase such securities, securities convertible into or exchangeable for such securities, equity interests in trusts, partnerships and other investment companies, and sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). Under normal conditions, the Fund will maintain investments in at least three emerging countries. Equity securities in which the Fund will invest may be listed on a U.S. or foreign stock exchange or traded in U.S. or foreign over-the-counter markets.

   For capital appreciation, the Fund may invest up to 5% of its assets in governmental and corporate debt securities that, at the time of purchase, are rated Baa or lower by Moody's Investors Services, Inc. ("Moody's") or BBB or lower by Standard & Poor's Corporation ("S&P"), or if unrated, deemed to be of comparable quality by the Subadviser. The Fund will not invest in debt securities rated lower than C by Moody's or C by S&P, or in the case of unrated securities, debt securities that are, in the opinion of the Subadviser, of equivalent quality. Securities rated Baa/BBB or lower lack high quality investment characteristics and may also have speculative characteristics. (Appendix A to the Statement of Additional Information contains a description of these securities ratings.) Debt securities are interest-rate sensitive; accordingly, their value tends to decrease when interest rates rise and increase when interest rates fall.

   As noted above, the Fund may invest in securities represented by ADRs, EDRs, and GDRs (collectively, "Depositary Receipts"). ADRs are receipts generally issued by a domestic bank or trust company that represent the deposit of a security of a foreign issuer. ADRs may be publicly traded on exchanges or over-the-counter in the United States and are quoted and settled in dollars at a price that generally reflects the dollar equivalent of the home country share price. EDRs and GDRs are receipts similar to ADRs and are typically issued by foreign banks or trust companies and traded in Europe. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, the issuer has made arrangements to have its securities traded in the form of a Depositary Receipt. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, the import of such information may not be reflected in the market value of such securities. For purposes of the Fund's investment policies, the Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

   By investing in foreign securities, the Fund will attempt to take advantage of differences among economic trends and the performance of securities markets in various countries. To date, the market values of securities of issuers located in different countries have moved relatively independently of each other. During certain periods, the return on equity investments in some countries has exceeded the return on similar investments in the United States. The Subadviser believes that, in comparison with investment companies investing solely in domestic securities, it may be possible to obtain significant appreciation from a portfolio of foreign investments and securities from various markets that offer different investment opportunities and are affected by different economic trends. Global diversification reduces the effect events in any one country will have on the Fund's entire investment portfolio. Of course, a decline in the value of the Fund's investments in one country may offset potential gains from investments in another country.

   RISK FACTORS. Investing in emerging markets entails a substantial degree of risk and, as such, an investment in the Fund should be considered speculative and not appropriate for individuals who require safety of principal or stable income from their investments. Additionally, an investment in the Fund should not be considered to be a complete investment program.

    Investments in securities of companies in emerging or developing countries may involve risks that are not associated with domestic investments, and there can be no assurance that the Fund's foreign investments will present less risk than a portfolio of domestic securities. For example, companies in emerging markets may generally be smaller, less seasoned and more recently organized than many domestic companies. Foreign issuers may lack uniform accounting, auditing and financial reporting standards, practices and requirements, and there is generally less publicly available information about foreign issuers than there is about U.S. issuers. Governmental regulation and supervision of foreign stock exchanges, brokers and listed companies may be less pervasive than is customary in the United States. Prices of securities traded in the securities markets of emerging or developing countries tend to be volatile. Foreign securities settlements may in some instances be subject to delays and related administrative uncertainties which could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon and may involve a risk of loss to the Fund. Foreign securities markets may have substantially less volume, and far fewer traded issues, than U.S. markets. Fixed brokerage commissions and transaction costs on foreign securities exchanges are generally higher than in the United States. Income from foreign securities may be reduced by a withholding tax at the source or other foreign taxes. In some countries, there may also be the possibility of nationalization, expropriation or confiscatory taxation (in which the Fund could lose its entire investment in a certain market), limitations on the removal of moneys or other assets of the Fund, high rates of inflation, political or social instability or revolution, or diplomatic developments that could affect investments in those countries. In addition, it may be difficult to obtain and enforce a judgement in a court outside the U.S.

   The economies of individual emerging countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payment position and may be based on a substantially less diversified industrial base. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

   Investments in foreign securities will usually be made in foreign currencies, and the Fund may temporarily hold foreign currencies. The value of Fund investments that are traded in foreign currencies may be affected, favorably or unfavorably, by the relative strength of the U.S. dollar, changes in foreign currency and U.S. dollar exchange rates and exchange control regulations. The Fund may incur costs in connection with conversions between various currencies. The Funds's net asset value per share will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets (which in turn are affected by interest rates, trade flows and numerous other factors) and, in some cases, exchange controls. Currency hedging techniques may be unavailable in certain emerging countries and the Fund will engage in only limited hedging activities in any event. Furthermore, foreign investors are subject to many restrictions in markets of emerging or developing countries. These restrictions may require, among other things, governmental approval prior to making investments or repatriating income or capital, or may impose limits on the amount or type of securities held by foreigners or on the type of companies in which foreigners may invest.

   The Fund may invest in sovereign debt. The actions of governments concerning their respective economies could have an important effect on their ability or willingness to service their sovereign debt. Such actions could have significant effects on market conditions and on the prices of securities and instruments held by the Fund, including the securities and instruments of foreign private issuers. Factors which may influence the ability or willingness of foreign sovereigns to service debt include, but are not limited to, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its balance of payments (including export performance) and cash flow situation, its access to international credits and investments, fluctuations in interest and currency rates and reserves, and its government's policies towards the International Monetary Fund, the World Bank and other international agencies. If a foreign sovereign defaults on all or a portion of its foreign debt, the Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse will be subject to the political climate in the prevailing country.

   DERIVATIVES. The Fund may invest in financial instruments commonly known as "derivatives" only for hedging or investment purposes. The Fund will not invest in derivatives for speculative purposes, i.e., where the derivative investment exposes the Fund to undue risk of loss, such as where the risk of loss is greater than the cost of the investment.

   A derivative is generally defined as an instrument whose value is derived from, or based upon, some underlying index, reference rate (e.g., interest rates or currency exchange rates), security, commodity or other asset. The Fund will not invest in a specific type of derivative without prior approval from its Board of Directors, after consideration of, among other things, how the derivative instrument serves the Fund's investment objective, and the risk associated with the investment. The only types of derivatives in which the Fund is currently permitted to invest are stock purchase rights and warrants, and, as described more fully below, forward currency exchange contracts and put options.

   The Fund may not invest in rights and warrants, if, at the time of acquisition, the investment in rights and warrants would exceed 5% of the Fund's net assets (valued at the lower of cost or market). In addition, no more than 2% of net assets may be invested in warrants not listed on the New York or American Stock Exchanges. For purposes of this restriction, warrants acquired in units or attached to securities will be deemed to have been purchased without cost.

   FORWARD CURRENCY EXCHANGE CONTRACTS. The Subadviser will consider changes in exchange rates in making investment decisions. As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell foreign currencies at a future date). The Fund will usually enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns.

   Although the Fund will seek to benefit by using forward contracts, anticipated currency movements may not be accurately predicted and the Fund may therefore incur a gain or loss on a forward contract. A forward contract may help reduce the Fund's losses on securities denominated in foreign currency, but it may also reduce the potential gain on the securities depending on changes in the currency's value relative to the U.S. dollar or other currencies.

   OPTIONS TRANSACTIONS. The Fund may purchase put options on portfolio securities in an attempt to hedge against a decrease in the price of a security held by the Fund. The Fund will not purchase options for speculative purposes. Purchasing a put option gives the Fund the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period.


   When the Fund purchases an option, it is required to pay a premium to the party writing the option and a commission to the broker selling the option. If the option is exercised by the Fund, the premium and the commission paid may be greater than the amount of the brokerage commission charged if the security were to be purchased or sold directly. See "Investment Objective, Policies and Risks" in the Statement of Additional Information.


   BORROWING. The Fund may from time to time borrow money from banks for temporary, extraordinary or emergency purposes and may invest the funds in additional securities. Such borrowing will not exceed 10% of the Fund's total assets and will be made at prevailing interest rates.

   Investment gains realized with additional funds borrowed will generally cause the net asset value of the Fund's shares to rise faster than could be the case without borrowings. Conversely, if investment results fail to cover the cost of borrowings, the net asset value of the Fund's shares could decrease faster than if there had been no borrowings. Borrowing, when used in this manner, is a speculative practice known as "leveraging."

   LENDING OF PORTFOLIO SECURITIES. The Fund may lend its portfolio securities to brokers, dealers and other institutional investors in an amount not to exceed 331/3% of the Fund's total assets taken at market value, for which it will receive collateral in cash or securities issued or guaranteed by the U.S. Government to be maintained in an amount equal to at least 100% of the current market value of the loaned securities. The lending of portfolio securities could involve the risk of delays in receiving additional collateral or in the recovery of securities and possible loss of rights in collateral in the event that a borrower fails financially.

   REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with commercial banks or broker/dealers under which the Fund acquires a U.S. Government or a short-term money market instrument subject to resale at a mutually agreed-upon price and time. The resale price reflects an agreed upon interest rate effective for the period the Fund holds the instrument that is unrelated to the interest rate on the instrument.

   The Fund's repurchase agreements will at all times be fully collateralized, and the Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian. Repurchase agreements could involve certain risks in the event of bankruptcy or other default of the seller, including possible delays and expenses in liquidating the underlying security, decline in the value of the underlying security and loss of interest.

   OTHER INVESTMENT COMPANIES. Certain emerging markets have restrictions that preclude or limit direct foreign investment in the securities of their companies. However, indirect foreign investment is permitted in certain emerging markets through governmentally authorized investment vehicles or companies including closed-end investment companies which may be acquired at prices in excess of their net asset values. In accordance with the 1940 Act, the Fund may invest up to 10% of its assets in shares of other investment companies. If the Fund invests in other investment companies, shareholders would bear not only their proportionate share of Fund expenses (including operating expenses and advisory fees), but also similar expenses of the underlying investment companies.


   ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933 (the "1933 Act")) and other securities that are not readily marketable, such as repurchase agreements of more than one week's duration. The Fund may purchase restricted securities that may be offered and sold only to "qualified institutional buyers" under Rule 144A of the 1933 Act, and the Manager, acting pursuant to procedures approved by the Corporation's Board of Directors, may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should this determination be made, the Manager, acting pursuant to such procedures, will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for Rule 144A securities will further evolve. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.


   SHORT SALES. The Fund may sell securities short "against-the-box." A short sale "against-the-box" is a short sale in which the Fund owns an equal amount of the securities sold short or securities convertible into or exchangeable without payment of further consideration for securities of the same issue as, and equal in amount to, the securities sold short.

   TEMPORARY INVESTMENTS. When the Subadviser believes that market conditions warrant a temporary defensive position, the Fund may invest up to 100% of its assets in short-term instruments such as commercial paper, bank certificates of deposit, bankers' acceptances, or repurchase agreements for such securities and securities of the U.S. Government and its agencies and instrumentalities, as well as cash and cash equivalents denominated in foreign currencies. Investments in domestic bank certificates of deposit and bankers' acceptances will be limited to banks that have total assets in excess of $500 million and are subject to regulatory supervision by the U.S. Government or state governments. The Fund's investments in commercial paper of U.S. issuers will be limited to (a) obligations rated Prime-1 by Moody's or A-1 by S&P or (b) unrated obligations issued by companies having an outstanding unsecured debt issue currently rated A or better by S&P. A description of various commercial paper ratings and debt securities ratings appears in Appendix A to the Statement of Additional Information. The Fund's investments in foreign short-term instruments will be limited to those that, in the opinion of the Subadviser, equate generally to the standards established for U.S. short-term instruments.


    Except as noted above, the foregoing investment policies are not fundamental and the Board of Directors of the Corporation may change such policies without the vote of a majority of the Fund's outstanding voting securities. A more detailed description of the Fund's investment policies, including a list of those restrictions on the Fund's investment activities which cannot be changed without such a vote, appears in the Statement of Additional Information. Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.


MANAGEMENT SERVICES

   THE MANAGER. The Board of Directors provides broad supervision over the affairs of the Fund. Pursuant to a Management Agreement between J. & W. Seligman & Co. Incorporated and Seligman Henderson Global Fund Series, Inc., on behalf of the Fund and the Corporation's other series, the Manager administers the business and other affairs of the Fund. The address of the Manager is 100 Park Avenue, New York, NY 10017.


   The Manager also serves as manager of sixteen other investment companies which, together with the Corporation, comprise the "Seligman Group." These companies are: Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman Quality Municipal Fund, Inc., Seligman Select Municipal Fund, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust and Tri-Continental Corporation. The aggregate assets of the Seligman Group were approximately $13.4 billion at September 30, 1996. The Manager also provides investment management or advice to individual and institutional accounts having a September 30, 1996 value of approximately $3.6 billion.


    Mr. William C. Morris is Chairman and President of the Manager and Chairman of the Board and Chief Executive Officer of the Corporation. Mr. Morris owns a majority of the outstanding voting securities of the Manager.

   The Manager provides senior management for Seligman Data Corp., a wholly-owned subsidiary of certain investment companies in the Seligman Group, which performs, at cost, certain recordkeeping functions for the Fund, maintains the records of shareholder accounts and furnishes dividend paying, redemption and related services.

   The Manager is entitled to receive a management fee, calculated daily and payable monthly, equal to an annual rate of 1.25% of the average daily net assets of the Fund, of which 1.15% is paid to the Subadviser for services described below. The management fee is higher than that of most domestic investment companies but is comparable to that of most international and global equity funds.


    Annualized expense ratios for the period May 28, 1996 (commencement of operations) to September 30, 1996 amount to 2.22%, 3.00% and 3.00% for Classes A, B and D, respectively.


   The Fund pays all of its expenses other than those assumed by the Manager or the Subadviser, including fees for necessary professional and brokerage services, costs of regulatory compliance, costs associated with maintaining corporate existence, custody and shareholder service, shareholder relations and insurance costs.

   THE SUBADVISER. Seligman Henderson Co. serves as Subadviser to the Fund pursuant to a Subadvisory Agreement between the Manager and the Subadviser (the "Subadvisory Agreement"). The Subadvisory Agreement provides that the Subadviser will supervise and direct the Fund's global investments in accordance with the Fund's investment objective, policies and restrictions. The Subadviser was founded in 1991 as a joint venture between the Manager and Henderson International, Inc., a controlled affiliate of Henderson Administration Group plc. The Subadviser was created to provide international and global investment management services to institutional and individual investors and investment companies in the United States. The Subadviser also serves as Subadviser to Seligman Henderson Global Growth Opportunities Fund, Seligman Henderson International Fund, Seligman Henderson Global Smaller Companies Fund, and Seligman Henderson Global Technology Fund, the other series of Seligman Henderson Global Fund Series, Inc., Seligman Capital Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Income Fund, Inc., the International, Global Growth Opportunities, Global Smaller Companies and Global Technology Portfolios of Seligman Portfolios, Inc. and Tri-Continental Corporation. The address of the Subadviser is 100 Park Avenue, New York, NY 10017.



    PORTFOLIO MANAGERS. Mr. Peter Bassett has responsibility for directing and overseeing the investments of the Fund.

    Mr. Bassett has been head of Emerging Market Investments and Divisional Director, Henderson Investment Management, Henderson Administration Group plc, since 1993. He was previously Deputy Head of Far East Desk and Director, Touche Remnant Investment Management.

   The Manager's discussion of Fund performance as well as a line graph illustrating comparative performance information between the Fund and appropriate broad-based indices will be included in the Fund's next Annual Report to shareholders.

   PORTFOLIO TRANSACTIONS. The Management Agreement and Subadvisory Agreement each recognize that in the purchase and sale of portfolio securities for the Fund, the Manager and the Subadviser will seek the most favorable price and execution, and, consistent with that policy, may give consideration to the research, statistical and other services furnished by brokers or dealers to the Manager and the Subadviser. The use of brokers who provide investment and market research and securities and economic analysis may result in a higher brokerage charges to the Fund than the use of brokers selected on the basis of the most favorable brokerage commission rates, and research and analysis received may be useful to the Manager or the Subadviser in connection with its services to other clients as well as to the Fund. In over-the-counter markets, orders are placed with primary market makers unless a more favorable execution or price is believed to be obtainable.

   Consistent with the Rules of the National Association of Securities Dealers, Inc., and subject to seeking the most favorable price and execution available and such other policies as the Directors of the Corporation may determine, the Manager and Subadviser may consider sales of shares of the Fund and, if permitted by applicable laws, may consider sales of shares of the other mutual funds in the Seligman Group as a factor in the selection of brokers or dealers to execute portfolio transactions for the Fund.

   PORTFOLIO TURNOVER. A change in securities held by the Fund is known as "portfolio turnover" which may result in the payment by the Fund of dealer spreads or underwriting commissions and other transactions costs on the sale of securities as well as on the reinvestment of the proceeds in other securities. These costs may be higher for the types of securities in which the Fund shall invest. Although it is the policy of the Fund to hold securities for investment, changes in the securities held by the Fund will be made from time to time when the Subadviser believes such changes will strengthen the Fund's portfolio. The portfolio turnover of the Fund is not expected to exceed 100%.

PURCHASE OF SHARES

    Seligman Financial Services, Inc. ("SFSI"), an affiliate of the Manager, acts as general distributor of the Fund's shares. Its address is 100 Park Avenue, New York, NY 10017.

    The Fund issues three classes of shares: Class A shares are sold to investors choosing the initial sales load alternative; Class B shares are sold to investors choosing to pay no initial sales load, a higher distribution fee and a CDSL with respect to redemptions within six years of purchase and who desire shares to convert automatically to Class A shares after eight years; and Class D shares are sold to investors choosing no initial sales load, a higher distribution fee and a CDSL on re-demptions within one year of purchase. See "Alternative Distribution System" above.

   Shares of the Fund may be purchased through any authorized investment dealer. All orders will be executed at the net asset value per share next computed after receipt of the purchase order plus, in the case of Class A shares, a sales load which, except for shares purchased under one of the reduced sales load plans, will vary with the size of the purchase as shown in the schedule under "Class A Shares -- Initial Sales Load" below.

   THE MINIMUM AMOUNT FOR INITIAL INVESTMENT IN THE FUND IS $1,000; SUBSEQUENT INVESTMENTS MUST BE IN THE MINIMUM AMOUNT OF $100 (EXCEPT FOR INVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS). THE FUND RESERVES THE RIGHT TO RETURN INVESTMENTS THAT DO NOT SATISFY THESE MINIMUMS. EXCEPTIONS TO THESE MINIMUMS ARE AVAILABLE FOR ACCOUNTS BEING ESTABLISHED CONCURRENTLY WITH THE INVEST-A-CHECK(R) SERVICE OR THE SELIGMAN TIME HORIZON MATRIXSM.


   No purchase order may be placed for Class B shares for an amount of $250,000 or more.

   Orders received by an authorized dealer before the close of the New York Stock Exchange ("NYSE") (normally, 4:00 p.m. Eastern time) and accepted by SFSI before the close of business (5:00 p.m. Eastern time) on the same day will be executed at the Fund's net asset value determined as of the close of the NYSE on that day plus, in the case of Class A shares, any applicable sales load. Orders accepted by dealers after the close of the NYSE, or received by SFSI after the close of business, will be executed at the Fund's net asset value as next determined plus, in the case of Class A shares, any applicable sales load. The authorized dealer through which a shareholder purchases shares is responsible for forwarding the order to SFSI promptly.


   Payment for dealer purchases may be made by check or by wire. To wire payments, dealer orders must first be placed through SFSI's order desk and assigned a purchase confirmation number. Funds in payment of the purchase may then be wired to Mellon Bank, N.A., ABA #043000261, A/C Seligman Henderson Emerging Markets Growth Fund (A, B or D), A/C #107-1011. WIRE TRANSFERS MUST INCLUDE THE PURCHASE CONFIRMATION NUMBER AND CLIENT ACCOUNT REGISTRATION AND ACCOUNT NUMBER. Persons other than dealers who wish to wire payment should contact Seligman Data Corp. for specific wire instructions. Although the Fund makes no charge for this service, the transmitting bank may impose a wire service fee.


   Current shareholders may purchase additional shares of the Fund at any time through any authorized dealer or by sending a check payable to "Seligman Group of Funds," directly to P.O. Box 3936, New York, NY 10008-3936. Checks for investment must be in U.S. dollars drawn on a domestic bank. The check should be accompanied by an investment slip (provided on the bottom of shareholder account statements or with periodic reports) and include the shareholder's name, address, account number and class of shares (A, B or D). If a shareholder does not provide the required information, Seligman Data Corp. will seek further clarification and may be forced to return the check to the shareholder. Orders sent directly to Seligman Data Corp. will be executed at the Fund's net asset value next determined after the order is accepted plus, in the case of Class A shares, any applicable sales load.

   Seligman Data Corp. may charge a $10.00 service fee for checks returned to it as uncollectable. This fee may be deducted from the shareholder's account. For the protection of the Fund and its shareholders, no redemption proceeds will be remitted to a shareholder with respect to shares purchased by check (unless certified) until Seligman Data Corp. receives notice that the check has cleared, which may be up to 15 days from the credit of the shares to the shareholder's account.


   VALUATION. The net asset value of the Fund's shares is determined each day, Monday through Friday, as of the close of trading on the NYSE (normally, 4:00 p.m. Eastern time) on each day that the NYSE is open for business. Net asset value is calculated separately for each class. Securities traded on a U.S. or foreign exchange or over-the-counter market are valued at the last sales price on the primary exchange or market on which they are traded. United Kingdom securities and securities for which there are no recent sales transactions are valued based on quotations provided by primary market makers in such securities. Any securities for which recent market quotations are not readily avail-able are valued at fair value determined in accordance with procedures approved by the Corporation's Board of Directors. Short-term holdings maturing in 60 days or less are generally valued at amortized cost if their original maturity was 60 days or less. Short-term holdings with more than 60 days remaining to maturity will be valued at current market value until the 61st day prior to maturity, and will then be valued on an amortized cost basis based on the value of such date unless the Board determines that this amortized cost value does not represent fair market value.

   Although the legal rights of Class A, Class B and Class D shares are substantially identical, the different expenses borne by each class will result in different net asset values and dividends. The net asset value of Class B and Class D shares will generally be lower than the net asset value of Class A shares as a result of the higher distribution fees charged to Class B and Class D shares. In addition, net asset value per share of the three classes will be affected to the extent any other expenses differ among classes.


   CLASS A SHARES--INITIAL SALES LOAD. Class A shares are subject to an initial sales load which varies with the size of the purchase as shown in the following schedule, and an annual service fee of up to .25% of the average daily net asset value of Class A shares. See "Administration, Shareholder Services and Distribution Plan" below. There is no initial sales load on purchases of Class A shares of $1,000,000 or more ("NAV sales"); however, such shares are subject to a CDSL of 1% if redeemed within 18 months of purchase.


                       Class A Shares--Sales Load Schedule
                              Sales Load as a      Regular
                               Percentage of       Dealer
                         ----------------------
                                     Net Amount   Discount
                                      Invested    as a % of
                          Offering   (Net Asset   Offering
   Amount of Purchase       Price      Value)       Price
 ------------------------ --------  ------------   -------
      Less than  $ 50,000    4.75%      4.99%       4.25%
      $ 50,000-    99,999    4.00       4.17        3.50
       100,000-   249,999    3.50       3.63        3.00
       250,000-   499,999    2.50       2.56        2.25
       500,000-   999,999    2.00       2.04        1.75
     1,000,000-  or more*       0          0           0

* Shares acquired at net asset value pursuant to the above schedule will be subject to a CDSL of 1% if redeemed within 18 months of purchase. See "Purchase of Shares--Contingent Deferred Sales Load."

   SFSI shall pay broker/dealers, from its own resources, a fee on NAV sales, calculated as follows; 1.00% of NAV sales up to but not including $2 million;
 .80% of NAV sales from $2 million up to but not including $3 million; .50% of NAV sales from $3 million up to but not including $5 million; and .25% of NAV sales from $5 million and above. The calculation of the fee will be based on assets held by a "single person" as defined below.

   SFSI shall pay broker/dealers, from its own resources, an additional fee on assets of certain Class A shares of the Seligman Mutual Funds participating in an "eligible employee benefit plan" (as defined below under "Special Programs") that are attributable to the particular broker/dealer. The shares eligible for the fee are those on which an initial sales load was not paid because either the participating eligible employee benefit plan has at least (i) $500,000 invested in the Seligman Mutual Funds or (ii) 50 eligible employees to whom such plan is made available. Class A shares representing only an initial purchase of Seligman Cash Management Fund are not eligible for the fee. Such shares will become eligible for the fee once they are exchanged for shares of another Seligman Mutual Fund. The payment is based on cumulative net asset value sales during a single calendar year, or portion thereof. The payment schedule, for each calendar year, is as follows: 1.00% of sales up to but not including $2 million;
 .80% of sales from $2 million up to but not including $3 million; .50% of sales from $3 million up to but not including $5 million; and .25% of sales from $5 million and above.


   REDUCED SALES LOADS. Reductions in sales loads apply to purchases of Class A shares by a "single person," including an individual, members of a family unit comprising husband, wife and minor children purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust. Purchases made by a trustee or other fiduciary for a fiduciary account may not be aggegated with purchases made on behalf of any other fiduciary or individual account.


   Shares purchased without an initial sales load in accordance with the sales load schedule or pursuant to a Volume Discount, Right of Accumulation or Letter of Intent are subject to a CDSL of 1% on redemptions within 18 months of purchase.

   O VOLUME DISCOUNTS are provided if the total amount being invested in Class A shares of the Fund alone, or in any combination of shares of the Seligman Mutual Funds that are sold with an initial sales load, reaches levels indicated in the above sales load schedule.

   O THE RIGHT OF ACCUMULATION allows an investor to combine the amount being invested in shares of the other Seligman Mutual Funds sold with an initial sales load with the total net asset value of shares of those Seligman Mutual Funds already owned that were sold with an initial sales load and the total net asset value of shares of Seligman Cash Management Fund that were acquired by the investor through an exchange of shares of another Seligman Mutual Fund on which there was an initial sales load to determine reduced sales loads in accordance with the sales load schedule. An investor or a dealer purchasing shares on behalf of an investor must indicate whether the investor has existing accounts when making investments or opening new accounts.

   O A LETTER OF INTENT allows an investor to purchase Class A shares over a 13-month period at reduced initial sales loads, based upon the total amount of shares the investor intends to purchase plus the total net asset value of shares of the other Seligman Mutual Funds already owned that were sold with an initial sales load and the total net asset value of shares of Seligman Cash Management Fund that were acquired through an exchange of shares of another Seligman Mutual Fund on which there was an initial sales load. An investor or a dealer purchasing shares on behalf of an investor must indicate whether the investor has existing accounts when making investments or opening new accounts. For more information concerning terms of Letters of Intent, see "Terms and Conditions" on page 29.

   SPECIAL PROGRAMS. The Fund may sell Class A shares at net asset value to present and retired directors, trustees, officers, employees and their spouses (and family members of the foregoing) of the Fund, the other investment companies in the Seligman Group, the Manager and other companies affiliated with the Manager. Family members are defined to include lineal descendants and lineal ancestors, siblings (and their spouses and children) and any company or organization controlled by any of the forgoing. Such sales also may be made to employee benefit and thrift plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by the Manager or any affiliate.

   Class A shares also may be issued without an initial sales load in connection with the acquisition of cash and securities owned by other investment companies and personal holding companies; to any registered unit investment trust which is the issuer of periodic payment plan certificates, the net proceeds of which are invested in Fund shares; to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act; to registered representatives and employees (and their spouses and minor children) of any dealer that has a sales agreement with SFSI; to shareholders of mutual funds with objectives and policies similar to the Fund who purchase shares with redemption proceeds of such funds; to financial institution trust departments; to registered investment advisers exercising discretionary investment authority with respect to the purchase of Fund shares; to accounts of financial institutions or broker/dealers that charge account management fees, provided the Manager or one of its affiliates has entered into an agreement with respect to such accounts; pursuant to sponsored arrangements with organizations which make recommendations to or permit group solicitations of, its employees, members or participants in connection with the purchase of shares of the Fund; to other investment companies in the Seligman Group; and to "eligible employee benefit plans" which have at least (i) $500,000 invested in the Seligman Group of Mutual Funds or (ii) 50 eligible employees to whom such plan is made available. "Eligible employee benefit plan" means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Fund shares. Sales of shares to such plans must be made in connection with a payroll deduction system of plan funding or other system acceptable to Seligman Data Corp.

   Section 403(b) plans sponsored by public educational institutions are not eligible for net asset value purchases based on the aggregate investment made by the plan or number of eligible employees. Employee benefit plans eligible for net asset value sales, as described above, will be subject to a CDSL of 1% for terminations at the plan level only, within 18 months of such sales. Sales pursuant to the Merrill Lynch MLII multi-manager 401(k) product are available at net asset value and are not subject to a CDSL.


   CLASS B SHARES. Class B shares are sold without an initial sales load but are subject to a CDSL if the shares are redeemed within six years of purchase at rates set forth in the table below, charged as a percentage of the current net asset value or the original price, whichever is less.


Years since purchase                                   CDSL
-----------------                                      ----
less than 1 year                                         5%
1 year or more but less than 2 years                     4%
2 years or more but less than 3 years                    3%
3 years or more but less than 4 years                    3%
4 years or more but less than 5 years                    2%
5 years or more but less than 6 years                    1%
6 years or more                                          0%


   Class B shares are also subject to an annual distribution fee of .75% and an annual service fee of up to .25% of the average daily net asset value of the Class B shares. SFSI will make a 4% payment to dealers in respect of purchases of Class B shares. Approximately eight years after purchase, Class B shares will convert automatically to Class A shares, which are subject to an annual service fee of .25% but no distribution fee. Shares purchased through reinvestment of dividends and distributions on Class B shares also will convert automatically to Class A shares along with the underlying shares on which they were earned. Conversion occurs at the end of the month which precedes the eighth anniversary of the purchase date. If Class B shares of the Fund are exchanged for Class B shares of another Seligman Mutual Fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period of the shares exchanged will be tacked onto the holding period of the shares acquired. Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's CDSL schedule if such schedule is higher or longer than the CDSL schedule relating to the new Class B shares. In addition, Class B shares of the Fund acquired by exchange will be subject to the Fund's CDSL schedule if such schedule is higher or longer than the CDSL schedule relating to the Class B shares of the fund from which the exchange has been made.

   CLASS D SHARES. Class D shares are sold without an initial sales load but are subject to a CDSL if the shares are redeemed within one year, an annual distribution fee of up to .75% and an annual service fee of up to .25%, of the average daily net asset value of the Class D shares. SFSI will make a 1% payment to dealers in respect of purchases of Class D shares. Unlike Class B shares, Class D shares do not automatically convert to Class A shares after eight years.

   CONTINGENT DEFERRED SALES LOAD. A CDSL will be imposed on any redemption of Class B or Class D shares which were purchased during the preceding six years (for Class B shares) or twelve months (for Class D shares). The amount of any CDSL will initially be used by SFSI to defray the expense of the payment of 4% (in the case of Class B shares) or 1% (in the case of Class D shares) made by it to Service Organizations (as defined under "Administration, Shareholder Services and Distribution Plan") at the time of sale. Pursuant to an agreement with FEP Capital, L.P. ("FEP") to fund payments in respect of Class B shares, SFSI has agreed to sell any Class B CDSL to FEP.

   A CDSL of 1% will also be imposed on any redemption of Class A shares purchased during the preceding eighteen months if such shares were acquired at net asset value pursuant to the sales load schedule provided under "Class A Shares--Initial Sales Load." Employee benefit plans eligible for net asset sales as described above under "Special Programs" may be subject to a CDSL of 1% for terminations at the plan level only, on redemptions of shares purchased within eighteen months prior to plan termination. No CDSL will be imposed on shares acquired through the investment of dividends or distributions from any Class A, Class B or Class D shares of mutual funds in the Seligman Group.

   To minimize the application of a CDSL to a redemption, shares acquired pursuant to the investment of dividends and distributions (which are not subject to a CDSL) will be redeemed first; followed by shares held for a period of time longer than the applicable CDSL period.

Shares held for the longest period of time within the applicable period will then be redeemed. Additionally, for those shares determined to be subject to a CDSL, the CDSL will be assessed on the current net asset value or original purchase price, whichever is less.

   For example, assume an investor purchased 100 Class D shares in January at a price of $10.00 per share. During the first year, 5 additional Class D shares were acquired through investment of dividends and distributions. In January of the following year, an additional 50 Class D shares were purchased at a price of $12.00 per share. In March of that year, the investor chooses to redeem $1,500.00 from the account which now holds 155 shares with a total value of $1,898.75 ($12.25 per share). The CDSL for this transaction would be calculated as follows:

Total shares to be redeemed
  (122.449 @ $12.25) as follows:.................  $1,500.00
                                                 ===========
Dividend/Distribution shares (5 @ $12.25)........    $ 61.25
Shares held more than 1 year
  (100 @ $12.25).................................   1,225.00
Shares less than 1 year old subject to
  CDSL (17.449 @ $12.25).........................     213.75
                                                 -----------
Gross proceeds of redemption.....................  $1,500.00
Less CDSL (17.449 shares @ $12.00 =
  $209.39 x 1% = $2.09)..........................     (2.09)
                                                 -----------
Net proceeds of redemption.......................  $1,497.91
                                                 ===========


   For federal income tax purposes, the amount of the CDSL will reduce the gain or increase the loss, as the case may be, on the amount recognized on the redemption of shares.

   The CDSL will be waived or reduced in the following instances:


   (a) on redemption following the death or disability of a shareholder, as defined in section 72(m)(7) of the Internal Revenue Code of 1986, as amended (the "Code"); (b) in connection with (i) distributions from retirement plans qualified under section 401(a) of the Code when such redemptions are necessary to make distributions to plan participants (such payments include, but are not limited to death, disability, retirement, or separation of service), (ii) distributions from a custodial account under section 403(b)(7) of the Code or an individual retirement account (an "IRA") due to death, disability, or attainment of age 59 1/2, and (iii) a tax-free return of an excess contribution to an IRA;
(c) in whole or in part, in connection with shares sold to current and retired Directors of the Fund; (d) in whole or in part, in connection with shares sold to any state, county, or city or any instrumentality, department, authority, or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission in connection with the purchase of shares of any registered investment management company; (e) pursuant to an automatic cash withdrawal service; and (f) in connection with the redemption of shares of the Fund if the Fund is combined with another mutual fund in the Seligman Group, or another similar reorganization transaction.

   If, with respect to a redemption of any Class A, Class B or Class D shares sold by a dealer, the CDSL is waived because the redemption qualifies for a waiver as set forth above, the dealer shall remit to SFSI promptly upon notice an amount equal to the payment or a portion of the payment made by SFSI at the time of sale of such shares.


   SFSI may from time to time assist dealers by, among other things, providing sales literature to, and holding informational programs for the benefit of, dealers' registered representatives. Dealers may limit the participation of registered representatives in such informational programs by means of sales incentive programs which may require the sale of minimum dollar amounts of shares of the Seligman Mutual Funds. SFSI may from time to time pay a bonus or other incentive to dealers that sell shares of the Seligman Mutual Funds. In some instances, these bonuses or incentives may be offered only to certain dealers which employ registered representatives who have sold or may sell a significant amount of shares of the Fund and/or certain other mutual Funds managed by the Manager during a specified period of time. Such bonus or other incentive may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying reg-istered representatives and members of their families to places within or outside the United States. The cost to SFSI of such promotional activities and payments shall be consistent with the Rules of the National Association of Securities Dealers, Inc. as then in effect.


TELEPHONE TRANSACTIONS

   A shareholder with telephone transaction privileges, AND THE SHAREHOLDER'S BROKER/DEALER REPRESENTATIVE, will have the ability to effect the following transactions via telephone: (i) redemption of Fund Shares, (ii) exchange of Fund shares for shares of the same class of another Seligman Mutual Fund, (iii) change of a dividend and/or capital gain distribution option, and (iv) change of address. All telephone transactions are effected through Seligman Data Corp. at
(800) 221-2450.

   FOR INVESTORS WHO PURCHASE SHARES BY COMPLETING AND SUBMITTING AN ACCOUNT APPLICATION (EXCEPT THOSE ACCOUNTS REGISTERED AS TRUSTS (UNLESS THE TRUSTEE AND SOLE BENEFICIARY ARE THE SAME PERSON), CORPORATIONS OR GROUP RETIREMENT PLANS):
Unless an election is made otherwise on the Account Application, a shareholder and the shareholder's broker/dealer of record, as designated on the Account Application, will automatically receive telephone services.

   FOR INVESTORS WHO PURCHASE SHARES THROUGH A BROKER/DEALER: Telephone services for a shareholder and the shareholder's representative may be elected by completing a supplemental election application available from the broker/dealer of record.

   FOR ACCOUNTS REGISTERED AS IRAS: Telephone services will include only exchanges or address changes.

   FOR ACCOUNTS REGISTERED AS TRUSTS (UNLESS THE TRUSTEE AND SOLE BENEFICIARY ARE THE SAME PERSON), CORPORATIONS OR GROUP RETIREMENT PLANS: Telephone redemptions are not permitted. Additionally, group retirement plans are not permitted to change a dividend or gain distribution option.


   All Seligman Mutual Funds with the same account number (i.e., registered exactly the same) as an existing account, including any new fund in which the shareholder invests in the future, will automatically include telephone services if the existing account has telephone services. Telephone services may also be elected at any time on a supplemental election application.

   For accounts registered jointly (such as joint tenancies, tenants in common and community property registrations), each owner, by accepting or requesting telephone services, authorizes each of the other owners to effect telephone transactions on his or her behalf.


   During times of drastic economic or market changes, a shareholder or the shareholder's representative may experience difficulty in contacting Seligman Data Corp. to request a redemption or exchange of Fund shares via telephone. In these circumstances, the shareholder or the shareholder's representative should consider using other redemption or exchange procedures. (see "Redemption Of Shares" below). Use of these other redemption or exchange procedures will result in the request being processed at a later time than if a telephone transaction had been used, and the Fund's net asset value may fluctuate during such periods.

   The Fund and Seligman Data Corp. will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These will include: recording all telephone calls requesting account activity, requiring that the caller provide certain requested personal and/or account information at the time of the call for the purpose of establishing the caller's identity, and sending a written confirmation of redemptions, exchanges or address changes to the address of record each time activity is initiated by telephone. As long as the Fund and Seligman Data Corp. follow instructions communicated by telephone that were reasonably believed to be genuine at the time of their receipt, neither they nor any of their affiliates will be liable for any loss to the shareholder caused by an unauthorized transaction. In any instance where the Fund or Seligman Data Corp. is not reasonably satisfied that instructions received by telephone are genuine, the requested transaction will not be executed, and neither they nor any of their affiliates will be liable for any losses which may occur due to a delay in implementing the transaction. If the Fund or Seligman Data Corp. does not follow the procedures described above, the Fund or Seligman Data Corp. may be liable for any losses due to unauthorized or fraudulent instructions. Telephone transactions must be effected through a representative of Seligman Data Corp., i.e., requests may not be communicated via Seligman Data Corp.'s automated telephone answering system. Shareholders, of course, may refuse or cancel telephone services. TELEPHONE SERVICES MAY BE TERMINATED BY A SHAREHOLDER AT ANY TIME BY SENDING A WRITTEN REQUEST TO SELIGMAN DATA CORP. TELEPHONE SERVICES MAY NOT BE ESTABLISHED BY A SHAREHOLDER'S BROKER/DEALER WITHOUT THE WRITTEN AUTHORIZATION OF THE SHAREHOLDER. Written acknowledgment of termination of telephone services will be sent to the shareholder at the address of record.

REDEMPTION OF SHARES


   A shareholder may redeem shares held in book credit form without charge (except a CDSL, if applicable) at any time by SENDING A WRITTEN REQUEST to Seligman Data Corp., 100 Park Avenue, New York, NY 10017. The redemption request must be signed by all persons in whose name the shares are registered. A shareholder may redeem shares that are not in book credit form by surrendering certificates in proper form to the same address. Certificates should be sent by registered mail. Share certificates must be endorsed for transfer or accompanied by an endorsed stock power signed by all share owners exactly as their name(s) appear(s) on the account registration. The shareholder's letter of instruction or endorsed stock power should specify the Fund name, account number, class of shares (A, B or D) and the number of shares or dollar amount to be redeemed. The Fund cannot accept conditional redemption requests. If the redemption proceeds are (i) $50,000 or more, (ii) to be paid to someone other than the shareholder of record (regardless of the amount) or (iii) to be mailed to other than the address of record, (regardless of the amount), the signature(s) of the shareholder(s) must be guaranteed by an eligible financial institution including, but not limited to, the following: banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations and participants in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchange Medallion Program (SEMP) or the New York Stock Exchange Medallion Signature Program (MSP). The Fund reserves the right to reject a signature guarantee where it is believed that the Fund will be placed at risk by accepting such guarantee. A signature guarantee is also necessary in order to change the account registration. Notarization by a notary public is not an acceptable signature guarantee. ADDITIONAL DOCUMENTATION MAY ALSO BE REQUIRED BY SELIGMAN DATA CORP. IN THE EVENT OF A REDEMPTION BY A CORPORATION, EXECUTOR, ADMINISTRATOR, TRUSTEE, CUSTODIAN OR RETIREMENT PLAN. FOR FURTHER INFORMATION WITH RESPECT TO REDEMPTION REQUIREMENTS, PLEASE CONTACT THE SHAREHOLDER SERVICES DEPARTMENT OF SELIGMAN DATA CORP. FOR ASSISTANCE.

   In the case of Class A shares (except for shares purchased without an initial sales load due to the size of the purchase), and in the case of Class B shares redeemed after six years and Class D shares redeemed after one year, a shareholder will receive the net asset value per share next determined after receipt of a request in good order. If Class A shares which were purchased without an initial sales load because the purchase amount was $1,000,000 or more, are redeemed within eighteen months of purchase, a shareholder will receive the net asset value per share next determined after receipt of a request in good order, less a CDSL of 1% described under "Purchase of Shares--Class A Shares--Initial Sales Load" above. If Class B shares are redeemed within six years of purchase, a shareholder will receive the net asset value per share next determined after receipt of a request in good order less the applicable CDSL as described under "Purchase of Shares--Class B Shares" above. If Class D shares are redeemed within one year of purchase, a shareholder will receive the net asset value per share next determined after receipt of a request in good order, less a CDSL of 1% as described under "Purchase Of Shares--Class D Shares" above.


   A shareholder also may "sell" shares to the Fund through an investment dealer and, in that way, be certain, providing the order is timely, of receiving the net asset value established at the end of the day on which the dealer is given the repurchase order (less any applicable CDSL).

The Fund makes no charge for this transaction, but the dealer may charge a service fee. "Sell" or repurchase orders received from an authorized dealer before the close of the NYSE and received by SFSI, the repurchase agent, before the close of business on the same day will be executed at the net asset value per share determined as of the close of the NYSE on that day, less any applicable CDSL. Repurchase orders received from authorized dealers after the close of the NYSE or not received by SFSI prior to the close of business, will be executed at the net asset value determined as of the close of the NYSE on the next trading day, less any applicable CDSL. Shares held in a "street name" account with a broker/dealer may be sold to the Fund only through a broker/dealer.

   TELEPHONE REDEMPTIONS. Telephone redemptions of uncertificated shares payable to the address of record may be made, once per day, in an amount of up to $50,000 per account. Telephone redemption requests received by Seligman Data Corp. at (800) 221-2450 between 8:30 a.m. and 4:00 p.m. Eastern time on any business day will be processed as of the close of business on that day. Redemption requests by telephone will not be accepted within 30 days following an address change. Qualified Plans, IRAs or other retirement plans are not eligible for telephone redemptions. The Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice.


   For more information about telephone redemptions, and the circumstances under which a shareholder may bear the risk of loss for a fraudulent transaction, see "Telephone Transactions" above.

   GENERAL. With respect to shares redeemed, a check for the proceeds will be sent to the shareholder's address of record within seven calendar days after acceptance of the redemption order and will be made payable to all of the registered owners on the account. With respect to shares repurchased by the Fund, a check for the proceeds will be sent to the investment dealer within seven calender days after acceptance of the repurchase order and will be made payable to the investment dealer. The Fund will not remit the proceeds from redemptions of shares purchased by check (unless certified) until Seligman Data Corp. receives notice that the check has cleared, which may be up to 15 days from the credit of the shares to the shareholder's account. The proceeds of a redemption or repurchase may be more or less than the shareholder's cost.

   The Fund reserves the right to redeem shares owned by a shareholder whose investment in the Fund has a value of less than a minimum amount specified by the Corporation's Board of Directors, which is presently $500. Shareholders would be sent a notice before such redemption is processed stating that the value of their investment in the Fund is less than the specified minimum and that they have sixty days to make an additional investment.


   REINSTATEMENT PRIVILEGE. If a shareholder redeems Class A Shares and then decides to reinvest them, or to shift the investment to one of the other Seligman Mutual Funds, a shareholder may, within 120 calendar days of the date of the redemption, use all or any part of the proceeds of the redemption to reinstate, free of an initial sales load, all or any part of the investment in Class A shares of the Fund or of any of the other Seligman Mutual Funds. If a shareholder redeems shares and the redemption was subject to a CDSL, the shareholder may reinstate the investment in shares of the same class of the Fund or of any of the other Seligman Mutual Funds within 120 calendar days of the date of redemption and receive a credit for the CDSL paid. Such investment will be reinstated at the net asset value per share established as of the close of the NYSE on the day the request is received. Seligman Data Corp. must be informed that the purchase represents a reinstated investment. REINSTATED SHARES MUST BE REGISTERED EXACTLY AND BE OF THE SAME CLASS AS THE SHARES PREVIOUSLY REDEEMED.

    Generally, exercise of the Reinstatement Privilege does not alter the Federal income tax status of any capital gain realized on a sale of Fund shares, but to the extent that any shares are sold at a loss and the proceeds are reinvested in shares of the same Fund, some or all of the loss will not be allowed as a deduction, depending upon the percentage of the proceeds reinvested.

ADMINISTRATION, SHAREHOLDER SERVICES AND DISTRIBUTION PLAN

   Under the Fund's Administration, Shareholder Services and Distribution Plan (the "Plan"), the Fund may pay to SFSI an administration, shareholder services and distribution fee in respect of the Fund's Class A, Class B and Class D shares. Payments under the Plan may include, but are not limited to: (i) compensation to securities dealers and other organizations ("Service Organizations") for providing distribution assistance with respect to assets invested in the Fund, (ii) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders, and (iii) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and defraying SFSI's costs incurred in connection with its marketing efforts with respect to shares of the Fund. The Manager, in its sole discretion, may also make similar payments to SFSI from its own resources, which may include the management fee that the Manager receives from the Fund.

   Under the Plan, the Fund reimburses SFSI for its expenses with respect to Class A shares at an annual rate of up to .25% of the average daily net asset value of Class A shares. It is expected that the proceeds from the fee in respect of Class A shares will be used primarily to compensate Service Organizations which enter into agreements with SFSI. Such Service Organizations will receive from SFSI a continuing fee of up to .25% on an annual basis, payable quarterly, of the average daily net assets of Class A shares attributable to the particular Service Organization for providing personal service and/or the maintenance of shareholder accounts. The fee payable from time to time is, within such limit, determined by the Directors of the Corporation.


   Under the Plan, the Fund reimburses SFSI for its expenses with respect to Class B and Class D shares at an annual rate of up to 1% of the respective average daily net asset value of the Class B and Class D shares. Proceeds from the Class B distribution fees are used to pay Service Organizations a continuing fee of up to .25% on an annual basis of the average daily net asset value of Class B shares attributable to particular Service Organizations for providing personal service and/or the maintenance of shareholder accounts and will also be used by SFSI to defray the expense of the payment of 4% made by it to Service Organizations at the time of the sale of Class B shares. Proceeds from the Class D distribution fees are used primarily to compensate service organizations for administration, shareholder services and distribution assistance (including a continuing fee of up to .25% on an annual basis of the average daily net asset value of Class D shares attributable to particular service organizations for providing personal service and/or maintenance of shareholder accounts) and will initially be used by SFSI to defray the expense of the payment of 1% made by it to service organizations at the time of sale of Class D shares. The amounts expended by SFSI in any one year upon the initial purchase of Class B and Class D shares may exceed the amounts received by it from Plan payments retained. Expenses of administration, shareholder services and distribution of Class B and Class D shares in one fiscal year may be paid from Class B and Class D Plan fees, respectively, received in any other fiscal year.


   The Plan was approved by the Directors of the Corporation on March 21, 1996 and the initial shareholder of each class on May 10, 1996. The Plan will be reviewed by the Directors annually.


   Seligman Services, Inc. ("SSI"), an affiliate of the Manager, is a limited purpose broker/dealer. SSI acts as broker/dealer of record for most shareholder accounts that do not have a designated broker/dealer of record, including all such shareholder accounts established after April 1, 1995 and will receive compensation for providing personal service and account maintenance to its accounts of record.


EXCHANGE PRIVILEGE
   A shareholder of the Fund may, without charge, exchange at net asset value any part or all of an investment in the Fund for shares of any of the other mutual funds in the Seligman Group. Exchanges may be made by mail, or by telephone if the shareholder has telephone services.

   Class A, Class B and Class D shares may be exchanged only for Class A, Class B and Class D shares, respectively, of another Seligman Mutual Fund on the basis of relative net asset value.


   If shares  that are  subject  to a CDSL are  exchanged  for shares of another
Seligman Mutual Fund, then for purposes of assessing the CDSL payable upon disposition of the exchanged shares, the applicable holding period shall be reduced by the holding period of the original shares.

   Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's CDSL schedule if such schedule is higher or longer than the CDSL schedule relating to the new Class B shares. In addition, Class B shares of the Fund acquired through exchange will be subject to the Fund's CDSL schedule if such schedule is higher or longer than the CDSL schedule relating to the Class B shares of the fund from which the exchange has been made.

   The Seligman Mutual Funds available under the Exchange Privilege are:


    o SELIGMAN CAPITAL FUND, INC. seeks aggressive capital appreciation. Current income is not an objective.

    o SELIGMAN CASH MANAGEMENT FUND, INC. invests in high-quality money market instruments. Shares are sold at net asset value.

    o SELIGMAN COMMON STOCK FUND, INC. seeks favorable current income and long-term growth of both income and capital value without exposing capital to undue risk.

    o SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC. invests in shares of companies in the communications, information and related industries to produce capital gain. Income is not an objective.

   o SELIGMAN FRONTIER FUND, INC. seeks to produce growth in capital value; income may be considered but will only be incidental to the fund's investment objective.

   o SELIGMAN GROWTH FUND, INC. seeks longer-term growth in capital value and an increase in future income.


   o SELIGMAN HENDERSON GLOBAL FUND SERIES, INC. consists of the Fund, the Seligman Henderson Global Growth Opportunities Fund, the Seligman Henderson Global Smaller Companies Fund, the Seligman Henderson Global Technology Fund and the Seligman Henderson International Fund, which seek long-term capital appreciation, primarily by investing in companies either globally or internationally.

   o SELIGMAN HIGH INCOME FUND SERIES seeks high current income by investing in debt securities. The Fund consists of the Seligman U.S. Government Securities Series (which does not currently offer Class B shares) and the Seligman High-Yield Bond Series.


    o SELIGMAN INCOME FUND, INC. seeks high current income and the possibility of improvement of future income and capital value.


    o SELIGMAN NEW JERSEY MUNICIPAL FUND, INC. invests in investment grade New Jersey municipal securities. (Does not currently offer Class B shares.)

   o SELIGMAN PENNSYLVANIA MUNICIPAL FUND SERIES invests in investment grade Pennsylvania municipal securities. (Does not currently offer Class B shares.)

   o SELIGMAN MUNICIPAL FUND SERIES, INC. consists of several State Series and a National Series. The National Municipal Series seeks to provide maximum income exempt from regular Federal income taxes; individual state series, each seeking to maximize income exempt from regular Federal income taxes and from personal income taxes in designated states, are available for Colorado, Georgia, Louisiana, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New York, Ohio, Oregon and South Carolina. (Does not currently offer Class B shares.)

   o SELIGMAN MUNICIPAL SERIES TRUST includes the Seligman California Municipal Quality Series, the Seligman California Municipal High-Yield Series, the Seligman Florida Municipal Series and the Seligman North Carolina Municipal Series, each of which invests in municipal securities of its designated state. (Does not currently offer Class B shares.)


   All permitted exchanges will be based on the net asset values of the respective funds determined at the close of the NYSE on that day. Telephone requests for exchanges received between 8:30 a.m. and 4:00 p.m. Eastern time, on any business day, by Seligman Data Corp. at (800) 221-2450, will be processed as of the close of business on that day. The registration of an account into which an exchange is made must be iden-tical to the registration of the account from which shares are exchanged. When establishing a new account by an exchange of shares, the shares being exchanged must have a value of at least the minimum initial investment required by the mutual fund into which the exchange is being made. The method of receiving distributions, unless otherwise indicated, will be carried over to the new fund account, as will telephone services. Account services, such as Invest-A-Check(R) Service, Directed Dividends and Automatic Cash Withdrawal Service will not be carried over to the new fund account unless specifically requested and permitted by the new fund. Exchange orders may be placed to effect an exchange of a specific number of shares, an exchange of shares equal to a specific dollar amount or an exchange of all shares held. Shares for which certificates have been issued may not be exchanged via telephone and may be exchanged only upon receipt of an exchange request together with certificates representing shares to be exchanged in proper form.


   The Exchange Privilege via mail is generally applicable to investments in group retirement plans, although some restrictions may apply. The terms of the exchange offer described herein may be modified at any time; and not all of the mutual funds in the Seligman Group are available to residents of all states. Before making any exchange, a shareholder should contact an authorized investment dealer or Seligman Data Corp. to obtain prospectuses of any of the Seligman Mutual Funds.


   A broker/dealer representative of record will be able to effect exchanges on behalf of a shareholder only if the shareholder has telephone services or the broker/dealer has entered into a Telephone Exchange Agreement with SFSI wherein the broker/dealer must agree to indemnify SFSI and the Seligman Mutual Funds from any loss or liability incurred as a result of the acceptance of telephone exchange orders.


   Written confirmation of all exchanges will be forwarded to the shareholder to whom the exchanged shares are registered and a duplicate confirmation will be sent to the broker/dealer of record listed on the account. SFSI reserves the right to reject any telephone exchange request. Any rejected telephone exchange order may be processed by mail. For more information about telephone exchange privileges, which unless objected to, are assigned to most shareholders automatically, and the circumstances under which shareholders may bear the risk of loss for a fraudulent transaction, see "Telephone Transactions" above.

   Exchanges of shares are sales, and may result in a gain or loss for Federal income tax purposes.


FURTHER INFORMATION ABOUT TRANSACTIONS IN THE FUND

   Because excessive trading (including short-term, "market timing" trading) can hurt the Fund's performance, the Fund may refuse any exchange (1) from any shareholder account from which there have been two exchanges in the preceding three month period, or (2) where the exchanged shares equal in value the lesser of $1,000,000 or 1% of the Fund's net assets. The Fund may also refuse any exchange or purchase order from any shareholder account if the shareholder or the shareholder's broker/dealer has been advised that previous patterns of purchases and redemptions or exchanges have been considered excessive. Accounts under common ownership or control, including those with the same taxpayer ID number and those administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be considered one account for this purpose. Additionally, the Fund reserves the right to refuse any order for the purchase of shares.

DIVIDENDS AND DISTRIBUTIONS

   Dividends payable from the Fund's net investment income are distributed to shareholders in December. Payments vary in amount depending on income received from portfolio securities and the cost of operations. The Fund intends to distribute substantially all of any taxable net long-term and short-term gain realized on investments to shareholders at least annually. Such distributions will generally be taxable to shareholders in the year in which they are declared by the Fund if paid before February 1 of the following year.

   Shareholders may elect (1) to receive both dividends and gain distributions in shares; (2) to receive dividends in cash and gain distributions in shares; or
(3) to receive both dividends and gain distributions in cash. Cash dividends and gain distributions are paid by check. In the case of prototype retirement plans, dividends and gain distributions are reinvested in additional shares. Unless another election is made, dividends and capital gain distributions will be credited to shareholder accounts in additional shares. Shares acquired through a dividend or gain distribution and credited to a shareholder's account are not subject to an initial sales load or a CDSL. Dividends and gain distributions paid in shares are invested on the payable date using the net asset value of the ex-dividend date. Shareholders may elect to change their dividend and gain distribution options by writing Seligman Data Corp. at the address listed below. If the shareholder has telephone services, changes may also be telephoned to Seligman Data Corp. between 8:30 a.m. and 6:00 p.m. Eastern time, by either the shareholder or the broker/dealer of record on the account. For information about telephone services, see "Telephone Transactions." These elections must be received by Seligman Data Corp. before the record date for the dividend or distribution in order to be effective for such dividend or distribution.


   The per share dividends from net investment income on Class B and Class D shares will be lower than the per share dividends on Class A shares as a result of the higher distribution fees applicable with respect to Class B and Class D shares. Per share dividends of the three classes may also differ as a result of differing class expenses. Distributions of net capital gains, if any, will be paid in the same amount for Class A, Class B and Class D shares. See "Purchase Of Shares--Valuation."


   Shareholders exchanging shares of one mutual fund for shares of another Seligman Mutual Fund will continue to receive dividends and gains as elected prior to such exchange unless otherwise specified. In the event that a shareholder redeems all shares in an account between the record date and the payable date, the value of dividends or gain distributions declared will be paid in cash regardless of the existing election.


FEDERAL INCOME TAXES

   The Fund intends to qualify as a regulated investment company under the Code. For each year so qualified, the Fund will not be subject to Federal income taxes on its net investment income and capital gains, if any, realized during any taxable year, which it distributes to its shareholders, provided that at least 90% of its net investment income and net short-term capital gains are distributed to shareholders each year.

   Dividends from net investment income and distributions from net short-term capital gains are taxable as ordinary income to the shareholders, whether received in cash or reinvested in additional shares, and, to the extent designated as derived from the Fund's dividend income that would be eligible for the dividends received deduction if the Fund were not a regulated investment company, they are eligible, subject to certain restrictions, for the 70% dividends received deduction for corporations.

   Distributions of net capital gains, i.e., the excess of net long-term capital gains over any net short-term losses, are taxable as long-term capital gain, whether received in cash or invested in additional shares, regardless of how long shares have been held by the shareholders; such distributions are not eligible for the dividends received deduction allowed to corporate shareholders.

   Any gain or loss realized upon a sale or redemption of shares in the Fund by a shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss realized will be treated as long-term capital loss to the extent that it offsets the long-term capital gain distribution. In addition, no loss will be allowed on the sale or other disposition of shares of the Fund if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (such as through dividend reinvestment) securities that are substantially identical to the shares of the Fund.

   In determining gain or loss on shares of the Fund that are sold or exchanged within 90 days after acquisition, a shareholder generally will not be permitted to include in the tax basis attributable to such shares the sales load incurred in acquiring such shares to the extent of any subsequent reduction of the sales load by reason of the Exchange or Reinstatement Privilege offered by the Fund. Any sales load not taken into account in determining the tax basis of shares sold or exchanged within 90 days after acquisition will be added to the shareholder's tax basis in the shares acquired pursuant to the Exchange or Reinstatement Privilege.

   The Fund will generally be subject to an excise tax of 4% on the amount of any income or capital gains, above certain permitted levels, distributed to shareholders on a basis such that such income or gain is not taxable to shareholders in the calendar year in which it was earned by the Fund.
Furthermore, dividends declared in October, November or December payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the Fund and received by each shareholder in December. Under this rule, therefore, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year.

   Portions of the Fund's investment income may be subject to foreign income taxes withheld at source. The Fund intends to operate so as to meet the requirements of the Code to enable it, subject to certain limitations imposed by the Code, to "pass through" to its shareholders credit for foreign taxes paid, but there can be no assurance that the Fund will be able to do so. See "Taxes" in the Statement of Additional Information.

   If the Fund purchases shares in certain foreign investment entities, referred to as "passive foreign investment companies," the Fund itself may be subject to U.S. Federal income tax, and an additional charge in the nature of interest, on a portion of any "excess distribution" from such company or gain from the disposition of such shares, even if the distribution or gain is paid by the Fund as a dividend to its shareholders. If the Fund were able and elected to treat a passive foreign investment company as a "qualified electing fund," in lieu of the treatment described above, the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the company, whether or not distributed to the Fund.

   Shareholders are urged to consult their tax advisors concerning the effect of Federal income taxes in their individual circumstances.


   UNLESS A SHAREHOLDER INCLUDES A CERTIFIED TAXPAYER IDENTIFICATION NUMBER (SOCIAL SECURITY NUMBER FOR INDIVIDUALS) ON THE ACCOUNT APPLICATION AND
CERTIFIES THAT THE SHAREHOLDER IS NOT SUBJECT TO BACKUP WITHHOLDING, THE CORPORATION IS REQUIRED TO WITHHOLD AND REMIT TO THE U.S. TREASURY A PORTION OF DISTRIBUTIONS AND OTHER REPORTABLE PAYMENTS TO THE SHAREHOLDER. THE RATE OF BACKUP WITHHOLDING IS 31%. SHAREHOLDERS SHOULD BE AWARE THAT, UNDER REGULATIONS PROMULGATED BY THE INTERNAL REVENUE SERVICE, THE CORPORATION MAY BE FINED $50 ANNUALLY FOR EACH ACCOUNT FOR WHICH A CERTIFIED TAXPAYER IDENTIFICATION NUMBER IS NOT PROVIDED. IN THE EVENT THAT SUCH A FINE IS IMPOSED, THE FUND MAY CHARGE A SERVICE FEE OF UP TO $50 THAT MAY BE DEDUCTED FROM THE SHAREHOLDER'S ACCOUNT AND OFFSET AGAINST ANY UNDISTRIBUTED DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. THE FUND ALSO RESERVES THE RIGHT TO CLOSE ANY ACCOUNT WHICH DOES NOT HAVE A CERTIFIED TAXPAYER IDENTIFICATION NUMBER.


SHAREHOLDER INFORMATION

   Shareholders will be sent reports semi-annually regarding the Fund. General information about the Fund may be requested by writing the Corporate
Communications/Investor   Relations   Department,   J.  &  W.   Seligman  &  Co.
Incorporated, 100 Park Avenue, New York, NY 10017 or by telephoning the Corporate Communications/Investor Relations Department toll-free at (800) 221-7844 from all continental United States, except New York or (212) 850-1864 in New York State and the Greater New York City area. Information about shareholder accounts may be requested by writing Shareholder Services, Seligman Data Corp. at the same address or by toll-free telephone by dialing (800) 221-2450 from all continental United States. Seligman Data Corp. may be telephoned Monday through Friday (except holidays), between the hours of 8:30 a.m. and 6:00 p.m. Eastern time, and calls will be answered by a service representative.

   24 HOUR TELEPHONE ACCESS IS AVAILABLE BY DIALING (800) 622-4597 ON A TOUCHTONE PHONE, WHICH PROVIDES INSTANT ACCESS TO PRICE, YIELD, ACCOUNT BALANCE, MOST RECENT TRANSACTION AND OTHER INFORMATION. IN ADDITION, ACCOUNT STATEMENTS, FORM 1099-DIVS AND CHECKBOOKS CAN BE ORDERED. TO INSURE PROMPT DELIVERY OF CHECKS, ACCOUNT STATEMENTS AND OTHER INFORMATION, SELIGMAN DATA CORP. SHOULD BE NOTIFIED IMMEDIATELY IN WRITING OF ANY ADDRESS CHANGE. ADDRESS CHANGES MAY BE TELEPHONED TO SELIGMAN DATA CORP. IF THE SHAREHOLDER HAS TELEPHONE SERVICES. FOR MORE INFORMATION ABOUT TELEPHONE SERVICES, SEE "TELEPHONE TRANSACTIONS" ABOVE.

    ACCOUNT   SERVICES.   Shareholders   are  sent   confirmation  of  financial
transactions in their account. Other investor services are available. These include:


   o INVEST-A-CHECK(R) SERVICE enables a shareholder to authorize additional purchases of shares automatically by electronic funds transfer from the shareholder's savings or checking account, if the bank that maintains the account is a member of the Automated Clearing House ("ACH"), or by preauthorized checks to be drawn on the shareholder's checking account at regular monthly intervals in fixed amounts of $100 or more per fund, or regular quarterly intervals in fixed amounts of $250 or more per fund, to purchase shares. Accounts may be established concurrently with the Invest-A-Check(R) Service only if accompanied by a $100 minimum in conjunction with the monthly investment option, or a $250 minimum in conjunction with the quarterly investment option. (See "Terms and Conditions" on page 29).


   o AUTOMATIC DOLLAR-COST-AVERAGING SERVICE permits a shareholder of Seligman Cash Management Fund to exchange a specified amount, at regular monthly intervals in fixed amounts of $100 or more per fund, or regular quarterly intervals in fixed amounts of $250 or more per fund, from shares of any class of the Cash Management Fund into shares of the same class of any other Seligman Mutual Fund registered in the same name. The shareholder's Cash Management Fund account must have a value of at least $5,000 at the initiation of the service. Exchanges will be made at the public offering price.


   o DIVIDENDS FROM OTHER INVESTMENTS permits a shareholder to order dividends payable on shares of other companies to be paid to and invested in additional shares of the Fund or another Seligman Mutual Fund. (Dividend checks must meet or exceed the required minimum purchase amount and include the shareholder's name, account number, the name of the Fund and the class of shares in which the investment is to be made.)


   o AUTOMATIC CD TRANSFER SERVICE permits a shareholder to instruct a bank to invest the proceeds of a maturing bank certificate of deposit ("CD") in shares of any designated Seligman Mutual Fund. Shareholders who wish to use this service should contact Seligman Data Corp. or a broker to obtain the necessary documentation. Banks may charge a penalty on CD assets withdrawn prior to maturity. Accordingly, it will not normally be advisable to liquidate a CD before its maturity.


   o AUTOMATIC CASH WITHDRAWAL SERVICE permits payments at regular intervals to be made to a shareholder who owns or purchases shares worth $5,000 or more held as book credits. Holders of Class A shares purchased at net asset value because the purchase amount was $1,000,000 or more should bear in mind that withdrawals will be subject to a 1% CDSL if made within eighteen months of purchase of such shares. Holders of Class B shares may elect to use this service immediately, although certain withdrawals may be subject to a CDSL. Please contact Seligman Data Corp. at (800) 221-2450 for more information. Holders of Class D shares may elect to use this service with respect to shares that have been held for at least one year. (See "Terms and Conditions" on page 29).

   o Directed Dividends allows a shareholder to pay dividends to another person or to direct the payment of such dividends to another Seligman Mutual Fund for purchase at net asset value. Dividends on Class A, Class B and Class D shares may only be directed to shares of the same class of another Seligman Mutual Fund.


    o Overnight Delivery to service shareholder requests is available for a $15.00 fee which may be deducted from a shareholder's account, if requested.

   o COPIES OF ACCOUNT STATEMENTS will be sent to each shareholder free of charge for the current year and most recent prior year. Copies of year-end statements for prior years are available for a fee of $10.00 per year, per account, with a maximum charge of $150 per account. Statement requests should be forwarded, along with a check, to Seligman Data Corp.

   o TAX-DEFERRED RETIREMENT PLANS. Shares of the Fund may be purchased for all types of tax-deferred retirement plans. SFSI makes available plans, plan forms and custody agreements for:

   --Individual Retirement Accounts (IRAs);

   --Simplified Employee Pension Plans (SEPs);

   --Section 401(k) Plans for corporations and their employees;

   --Section 403(b)(7) Plans for employees of public school systems and certain non-profit organizations who wish to make deferred compensation arrangements; and

    --Pension and Profit Sharing Plans for sole proprietorships, corporations and partnerships.

   These types of plans may be established only upon receipt of a written application form. The Fund may register an IRA investment for which an account application has not been received as an ordinary taxable account.

   For more information, write Retirement Plan Services, Seligman Data Corp., 100 Park Avenue, New York, New York 10017 or telephone toll-free (800) 445-1777 from all continental United States. You also may receive information through an authorized dealer.

ADVERTISING THE FUND'S PERFORMANCE

   From time to time the Fund shall advertise its "total return" and "average annual total return", each of which are calculated separately for Class A, Class B and Class D shares. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" shows what an investment in shares of Class A, Class B and Class D of the Fund would have earned over a specified period of time (for example, one, five and ten year periods or since inception) assuming the payment of the maximum sales load, if any (or CDSL upon redemption, if applicable), when the investment was made and that all distributions and dividends paid by the Fund were reinvested on the reinvestment dates during the period. The "average annual total return" is the annual rate required for the initial payment to grow to the amount which would be received at the end of the specified period (one, five and ten year periods or since inception), i.e., the average annual compound rate of return. The total return and average annual total return may also be presented without the effect of an initial sales load or CDSL, as applicable. The waiver by the Manager and Subadviser of their fees and reimbursement of certain expenses during certain periods would positively affect the performance results quoted.

   From time to time, reference may be made in advertising or promotional material to performance information, including mutual fund rankings, prepared by Lipper Analytical Service, Inc. ("Lipper"), an independent reporting service which monitors the performance of mutual funds. In calculating the total return of the Fund's Class A, Class B and Class D shares, the Lipper analysis assumes investment of all dividends and distributions paid but does not take into account applicable sales loads. The Fund may also refer in advertisements or in other promotional material to articles, comments, listings and columns in the financial press pertaining to the Fund's performance. Examples of such financial press publications include BARRON'S, BUSINESS WEEK, CDA/WEISENBERGER MUTUAL FUND INVESTMENT REPORT, CHRISTIAN SCIENCE MONITOR, FINANCIAL PLANNING, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, INDIVIDUAL INVESTOR, INVESTMENT ADVISOR, INVESTORS BUSINESS DAILY, KIPLINGER'S, LOS ANGELES TIMES, MONEY MAGAZINE, MORNINGSTAR, INC., PENSIONS AND INVESTMENTS, SMART MONEY, THE NEW YORK TIMES, U.S.A. TODAY, U.S. NEWS AND WORLD REPORT, THE WALL STREET JOURNAL, WASHINGTON POST, WORTH MAGAZINE and YOUR MONEY.

ORGANIZATION AND CAPITALIZATION

   The Fund is a series of Seligman Henderson Global Fund Series, Inc., an open-end investment company incorporated under the laws of the state of Maryland on November 22, 1991. The Directors of the Corporation are authorized to issue, create and classify shares of capital stock in separate series without further action by shareholders. To date, shares of five series have been authorized, which shares constitute interests in the Fund, the Seligman Henderson Global Growth Opportunities Fund, the Seligman Henderson Global Smaller Companies Fund, the Seligman Henderson Global Technology Fund and the Seligman Henderson International Fund. Shares of capital stock of each series have a par value $.001 divided into three classes. Each share of the Fund's Class A, Class B and Class D common stock is equal as to earnings, assets and voting privileges, except that each class bears its own separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or Maryland law. The Fund has adopted a Plan (the "Multiclass Plan") pursuant to Rule 18f-3 under the 1940 Act permitting the issuance and sale of multiple classes of common stock. In accordance with the Articles of Incorporation, the Board of Directors of the Corporation may authorize the creation of additional classes of common stock with such characteristics as are permitted by the Multiclass Plan and Rule 18f-3. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. All shares have non-cumulative voting rights for the election of directors. Each outstanding share is fully paid and non assessable, and each is freely transferable. There are no liquidation, conversion or preemptive rights. The Corporation acts as its own transfer agent.

                              TERMS AND CONDITIONS
                           GENERAL ACCOUNT INFORMATION


     Investments will be made in as many shares, including fractions to the third decimal place, as can be purchased at the net asset value plus a sales load, if applicable, at the close of business on the day payment is received. If a check in payment of a purchase of shares is dishonored for any reason, Seligman Data Corp. will cancel the purchase and may redeem additional shares, if any, held in the shareholder's account in an amount sufficient to reimburse the Fund for any loss it may have incurred and charge a $10.00 return check fee. Shareholders will receive dividends from investment income and any distributions from gain realized on investments in shares or in cash according to the option elected. Dividend and gain options may be changed by notifying Seligman Data Corp. These option changes must be received by Seligman Data Corp. before the record date for the dividend or distribution in order to be effective for such dividend or distribution. Stock certificates will not be issued unless requested. Replacement stock certificates will be subject to a surety fee.


                            INVEST-A-CHECK(R) SERVICE



     The Invest-A-Check(R) Service is available to all shareholders. The application is subject to acceptance by the shareholder's bank and Seligman Data Corp. The electronic funds transfer ("ACH debit") or preauthorized check in the amount specified will be drawn automatically on the shareholder's bank on the fifth day (unless otherwise specified) of each month (or on the prior business day if such day of the month falls on a weekend or holiday) in which an investment is scheduled and invested at the public offering price at the close of business on the same date. After the initial investment, the value of shares held in the shareholder's account must equal not less than two regularly scheduled investments. If an ACH debit or preauthorized check is not honored by the shareholder's bank, or if the value of shares held falls below the required minimum, the Invest-A-Check(R) Service may be suspended. In the event that a check or ACH debit is returned as uncollectable, Seligman Data Corp. will cancel the purchase, redeem shares held in the shareholder's account for an amount sufficient to reimburse the Fund for any loss it may have incurred as a result, and charge a $10.00 return check fee. This fee may be deducted from the shareholder's account. The Invest-A-Check(R) Service may be reinstated upon written request indicating that the cause of interruption has been corrected. The Invest-A-Check(R) Service may be terminated by the shareholder or Seligman Data Corp. at any time by written notice. The shareholder agrees to hold the Fund and its agents free from all liability which may result from acts done in good faith and pursuant to these terms. Instructions for establishing Invest-A-Check(R) Service are given on the Account Application. In the event a shareholder exchanges all of the shares from one Seligman Mutual Fund to another, The Invest-A-Check(R) Service will be terminated in the Seligman Mutual Fund that was closed as a result of the exchange of all shares and the shareholder must re-apply for the Invest-A-Check(R) Service in the Seligman Mutual Fund into which the exchange was made. In the event of a partial exchange, the Invest-A-Check(R) Service will be continued, subject to the above conditions, in the Seligman Mutual Fund from which the exchange was made. Accounts established in conjunction with the Invest-A-Check(R) Service must be accompanied by a minimum initial investment of at least $100 in connection with the monthly investment option or $250 in connection with the quarterly investment option. If a shareholder uses the Invest-A-Check(R) Service to make an IRA investment, the purchase will be credited as a current year contribution. If a shareholder uses the Invest- A-Check(R) Service to make an investment in a pension or profit sharing plan, the purchase will be credited as a current year employer contribution.


                        AUTOMATIC CASH WITHDRAWAL SERVICE


    The Automatic Cash Withdrawal Service is available to Class A shareholders, to Class B shareholders and to Class D shareholders with respect to Class D shares held for one year or more. A sufficient number of full and fractional shares will be redeemed to provide the amount required for a scheduled payment. Redemptions will be made at the net asset value at the close of business on the specific day designated by the shareholder of each month (or on the prior business day if the day specified falls on a weekend or holiday), less, in the case of Class B shares, any applicable CDSL. Automatic withdrawals of Class A shares which were purchased at net asset value because the purchase amount was $1,000,000 or more will be subject to a CDSL if made within 18 months of purchase of such shares. A shareholder may change the amount of scheduled payments or may suspend payments by written notice to Seligman Data Corp. at least ten days prior to the effective date of such a change or suspension. The Service may be terminated by the shareholder or Seligman Data Corp. at any time by written notice. It will be terminated upon proper notification of the death or legal incapacity of the shareholder. This Service is considered terminated in the event a withdrawal of shares, other than to make scheduled withdrawal payments, reduces the value of shares remaining on deposit to less than $5,000. Continued payments in excess of dividend income invested will reduce and ultimately exhaust capital. Withdrawals, concurrent with purchases of shares of this or any other investment company, will be disadvantageous because of the payment of duplicative sales loads, if applicable. For this reason, additional purchases of Fund shares are discouraged when the Withdrawal Service is in effect.


                     LETTER OF INTENT -- CLASS A SHARES ONLY


     Seligman Financial Services, Inc. will hold in escrow shares equal to 5% of the minimum purchase amount specified. Dividends and distributions on the escrowed shares will be paid directly to the shareholder or credited to the shareholder's account. Upon completion of the specified minimum purchase within the thirteen-month period, all shares held in escrow will be deposited into the shareholder's account or delivered to the shareholder. A shareholder may include toward completion of a Letter of Intent the total asset value of shares of the Seligman Mutual Funds on which an initial sales load was paid as of the date of the Letter. If the total amount invested within the thirteen-month period does not equal or exceed the specified minimum purchase, the shareholder will be requested to pay the difference between the amount of the sales load paid and the amount of the sales load applicable to the total purchase made. If, within 20 days following the mailing of a written request, the shareholder has not paid this additional sales load to Seligman Financial Services, Inc., sufficient escrowed shares will be redeemed for payment of the additional sales load. Shares remaining in escrow after this payment will be released to the shareholder's account. The intended purchase amount may be increased at any time during the thirteen-month period by filing a revised Agreement for the same period, provided that the Dealer furnishes evidence that an amount representing the reduction in sales load under the new Agreement, which becomes applicable on purchases already made under the original Agreement, will be refunded to the Fund and that the required additional escrowed shares will be purchased by the shareholder.


     Shares of Seligman Cash Management Fund, Inc. which have been acquired by an exchange of shares of another Seligman Mutual Fund on which there is an initial sales load may be taken into account in completing a Letter of Intent, or for Right of Accumulation. However, shares of the Cash Management Fund which have been purchased directly may not be used for purposes of determining reduced sales loads on additional purchases of the other Seligman Mutual Funds.


                                                                           11/96

SELIGMAN HENDERSON EMERGING MARKETS
GROWTH FUND

--------------------------------------------------------------------------------

100 Park Avenue
New York, New York 10017

INVESTMENT MANAGER
J. & W. Seligman & Co.
   Incorporated
100 Park Avenue
New York, New York 10017

SUBADVISER
Seligman Henderson Co.
100 Park Avenue
New York, New York 10017

GENERAL DISTRIBUTOR
Seligman Financial Services, Inc.
100 Park Avenue
New York, New York 10017

SHAREHOLDER SERVICE AGENT
Seligman Data Corp.
100 Park Avenue
New York, New York 10017

CUSTODIAN
Morgan Stanley Trust Company (NY)
1 Pierrepont Plaza
Brooklyn, New York 11201

GENERAL COUNSEL
Sullivan & Cromwell
125 Broad Street
New York, New York 10004


EQSHE1S 11/96


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                                   PROSPECTUS



================================================================================

                                    SELIGMAN

                                   HENDERSON

                                    EMERGING

                                    MARKETS

                                  GROWTH FUND

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                                November 20, 1996





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                   AN INTERNATIONAL CAPITAL APPRECIATION FUND
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                 SELIGMAN HENDERSON EMERGING MARKETS GROWTH FUND
                                   A Series Of
                   SELIGMAN HENDERSON GLOBAL FUND SERIES, INC.
                       STATEMENT OF ADDITIONAL INFORMATION
                                November 20, 1996


                                 100 Park Avenue
                            New York, New York 10017
                     New York City Telephone (212) 850-1864
       Toll Free Telephone: (800) 221-2450 - all continental United States
      For Retirement Plan Information - Toll-Free Telephone: (800) 445-1777


    This Statement of Additional Information expands upon and supplements the information contained in the current Prospectus of Seligman Henderson Emerging Markets Growth Fund (the "Fund"), a series of Seligman Henderson Global Fund Series, Inc. (the "Corporation"), dated November 20, 1996. It should be read in conjunction with the Prospectus, which may be obtained by writing or calling the Fund at the above address or telephone numbers. This Statement of Additional Information, although not in itself a Prospectus, is incorporated by reference into the Prospectus in its entirety.

    The Fund offers three classes of shares. Class A shares may be purchased at net asset value plus a sales load of up to 4.75%. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales load but are subject to a contingent deferred sales load ("CDSL") of 1% (of the current net asset value or the original purchase price whichever is less) if such shares are redeemed within 18 months of purchase. Class B shares may be purchased at net asset value and are subject to a contingent deferred sales load ("CDSL"), if applicable, in the following amount (as a percentage of the current net asset value or the original purchase price, whichever is less) if redemption occurs within the indicated number of years of purchase of such shares: 5% (less than 1 year), 4% (1 but less than 2 years), 3% (2 but less than 4 years), 2% (4 but less than 5 years), 1% (5 but less than 6 years) and 0% (6 or more years). Class B shares automatically convert to Class A shares after approximately eight years resulting in lower ongoing fees. Shares purchased through reinvestment of dividends and distributions on Class B shares also will convert automatically to Class A shares along with the underlying shares on which they were earned. Class D shares may be purchased at net asset value and are subject to a CDSL of 1% if redeemed within one year of purchase.


    Each Class A, Class B and Class D share represents an identical legal interest in the investment portfolio of the Fund and has the same rights except for certain class expenses and except that Class B and Class D shares bear a higher distribution fee that generally will cause the Class B and Class D shares to have a higher expense ratio and pay lower dividends than Class A shares. Each Class has exclusive voting rights with respect to its distribution plan. Although holders of Class A, Class B and Class D shares have identical legal rights, the different expenses borne by each Class will result in different net asset values and dividends. The three classes also have different exchange privileges.


                                TABLE OF CONTENTS

                                                 Page


Investment Objective, Policies and Risks....      2
Investment Limitations......................      4
Directors And Officers......................      6
Management And Expenses.....................     11
Administration, Shareholder Services
  And Distribution Plan.....................     13
Portfolio Transactions......................     13
Purchase And Redemption Of Fund Shares......     14
Distribution Services.......................     16
Valuation...................................     16
Taxes.......................................     17
Performance Information.....................     19
General Information.........................     19
Financial Statements........................     20
Appendix A..................................     21
Appendix B..................................     24
Appendix C..................................     26



EQSHM1A

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                    INVESTMENT OBJECTIVE, POLICIES AND RISKS

    The Fund seeks long-term capital appreciation by investing at least 65% of net assets in equity securities of companies in markets of emerging countries. The following information regarding the Fund's investment policies supplements the information contained in the Prospectus.

PURCHASING PUT OPTIONS ON SECURITIES. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This hedge protection is provided during the life of the put option since the Fund as holder of the put option, can sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, The Fund will reduce any profit it might otherwise have realized in the underlying security by the premium paid for the put option and by transaction costs.

    Because a purchased put option gives the purchaser a right and not an obligation, the purchaser is not required to exercise the option. If the underlying position incurs a gain, the Fund would let the put option expire resulting in a reduced profit on the underlying security equal to the cost of the put option. The cost of the put option is limited to the premium plus commission paid. The Fund's maximum financial exposure will be limited to these costs.

    The Fund may purchase options listed on public exchanges as well as over-the-counter. Options listed on an exchange are generally considered very liquid. OTC options are considered less liquid, and therefore, will only be considered where there is not a comparable listed option. Because options will be used solely for hedging, and due to their relatively low cost and short duration, liquidity is not a significant concern.

    The Fund's ability to engage in option transactions may be limited by tax considerations.

FOREIGN CURRENCY TRANSACTIONS. A forward foreign currency exchange contract is an agreement to purchase or sell a specific currency at a future date and at a price set at the time the contract is entered into. The Fund will generally enter into forward foreign currency exchange contracts to fix the U.S. dollar value of a security it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for, or, to hedge the U.S. dollar value of securities it owns.

    The Fund may enter into a forward contract to sell or buy the amount of a foreign currency it believes may experience a substantial movement against the U.S. dollar. Under normal circumstances, the portfolio manager will limit forward currency contracts to not greater than 75% of the Fund's portfolio position in any one country as of the date the contract is entered into. This limitation will be measured at the point the hedging transaction is entered into by the Fund. Under extraordinary circumstances, the Subadviser may enter into forward currency contracts in excess of 75% of the Fund's portfolio position in any one country as of the date the contract is entered into. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movement in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under certain circumstances, the Fund may commit up to the entire value of its assets which are denominated in foreign currencies to the consummation of these contracts. The Subadviser will consider the effect a substantial commitment of its assets to forward contracts would have on the investment program of the Fund and its ability to purchase additional securities.

         Except as set forth above and immediately below, the Fund will also not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would oblige the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. The Fund in order to avoid excess transactions and transaction costs, may nonetheless maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets denominated in that currency provided the excess amount is "covered" by cash or liquid, high-grade debt securities, denominated in any currency at least equal at all times to the amount of such excess. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, the Subadviser believes that

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it is important  to have the  flexibility  to enter into such forward  contracts when it determines that the best interests of the Fund will be served.

    At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

    As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. However, the Fund may use liquid, high-grade debt securities, denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

    If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

    The Fund's dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. Of course, the Fund is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Subadviser. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

    Shareholders should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

    Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amounts of the Fund's assets to be invested within various countries is not known.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with commercial banks and with broker/dealers to invest cash for the short-term. A repurchase agreement is an agreement under which the Fund acquires a money market instrument, generally a U.S. Government obligation, subject to resale at an agreed upon price and date. Such resale price reflects an agreed upon interest rate effective for the period of time the instrument is held by the Fund and is unrelated to the interest rate on the instrument. Repurchase agreements could involve certain risks in the event of bankruptcy or other default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in value and the underlying securities and loss of interest. Repurchase agreements usually are for short periods, such as one week or less, but may be for longer periods. However, as a matter of fundamental policy, the Fund will not enter into repurchase agreements


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of more than one week's  duration if more than 10% of its net assets would be so invested. The Fund to date has not entered into any repurchase agreements and has no present intention of doing so in the future.

OTHER INVESTMENT POLICIES

BORROWING. The Fund may from time to time borrow money for temporary, extraordinary or emergency purposes in an amount up to 10% of its total assets from banks at prevailing interest rates and invest the funds in additional securities. The Fund's borrowings are limited so that immediately after such borrowing the value of the Fund's assets (including borrowings) less its liabilities (not including borrowings) is at least three times the amount of the borrowings. Should the Fund, for any reason, have borrowings that do not meet the above test then within three business days, the Fund must reduce such borrowings so as to meet the foregoing test. Under these circumstances, the Fund may have to liquidate portfolio securities at a time when it is disadvantageous to do so. Gains made with additional funds borrowed will generally cause the net asset value of the Fund's shares to rise faster than could be the case without borrowings. Conversely, if investment results fail to cover the cost of borrowings, the net asset value of the Fund could decrease faster than if there had been no borrowings.

LENDING OF PORTFOLIO SECURITIES. The Fund may lend portfolio securities to certain institutional borrowers of securities and may invest the cash collateral and obtain additional income or receive an agreed upon amount of interest from the borrower. Loans made by the Fund will generally be short-term. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

   Except as described below under "Investment Limitations," the Fund's investment policies are not fundamental and the Board of Directors of the Corporation may change such policies without the vote of a majority of the Fund's outstanding voting securities (as defined on page 5).

PORTFOLIO TURNOVER. The Fund may generally change its portfolio investments at any time in accordance with the Subadviser's appraisal of factors affecting any particular issuer or the market or economy in general. The Fund anticipates that its annual rate of portfolio turnover will not exceed 100%.

                             INVESTMENT LIMITATIONS

    Under the Fund's fundamental policies, which cannot be changed except by vote of a majority of the Fund's outstanding voting securities, the Fund may not:

 1. As to 75% of the value of its total assets, invest more than 5% of its total assets, at market value, in the securities of any one issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

 2. Invest more than 25% of its total assets, at market value, in the securities of issuers principally engaged in the same industry (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

 3. Own more than 10% of the outstanding voting securities of any issuer, or more than 10% of any class of securities of one issuer.

 4. Invest more than 5% of the value of its total assets, at market value, in the securities of issuers which, with their predecessors, have been in business less than three years; provided, however, that securities guaranteed by a company that (including predecessors) has been in operation at least three continuous years shall be excluded from this limitation.

 5. Purchase securities of open-end or closed-end investment companies, except as permitted by the Investment Company Act of 1940, as amended (the "1940 Act") and other applicable law.

 6. Invest in warrants if, at the time of acquisition, the investment in warrants, valued at the lower of cost or market value, would exceed 5% of the Fund's net assets. For purposes of this restriction, warrants acquired by the Fund in units or attached to securities may be deemed to have been purchased without cost.


 7. Make loans of money or securities other than (a) through the purchase of securities in accordance with the Fund's investment objective, (b) through repurchase agreements and (c) by lending portfolio securities in an amount not to exceed 33 1/3% of the Fund's total assets.

 8. Issue senior securities or borrow money except from banks and then in amounts not in excess of 10% of its total assets, as described in the Prospectus and on page 4 herein.

 9. Buy any securities or other property on margin (except for such short-term credits as are necessary for the clearance of transactions).

10.   Invest in companies for the purpose of exercising control or management.

11. Underwrite securities of other issuers except to the extent that the Fund may be deemed an underwriter when purchasing or selling portfolio securities.

12. Purchase or retain securities of any issuer (other than the shares of the Fund) if to the Fund's knowledge, those officers and directors of the Fund and the officers and directors of the Manager or Subadviser, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

13. Purchase or sell real estate (although it may purchase securities secured by real estate interests or interests therein, or issued by companies or investment trusts that invest in real estate or interests therein).

14.   Make short sales except short sales against-the-box.

    Although not a fundamental policy subject to shareholder vote, as long as the Fund's shares are registered in certain states, it shall not (i) invest in interests in oil, gas or other mineral exploration or development programs or in mineral leases, (ii) invest more than 2% of its assets in warrants not listed on the New York or American Stock Exchange, (iii) invest in real estate limited partnerships or (iv) invest in commodities except for commodity futures contracts and options as permitted pursuant to Regulation 4.5 under the Commodities Exchange Act.

    Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (l) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                             DIRECTORS AND OFFICERS

    Directors and officers of the Corporation, together with information as to their principal business occupations during the past five years are shown below. Each Director who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, NY 10017.


WILLIAM C. MORRIS*      Director, Chairman of the Board, Chief Executive Officer
          (58)          and Chairman of the Executive Committee



                        Managing Director, Chairman and President, J. & W. Seligman & Co. Incorporated, investment managers and advisers; and Seligman Advisors, Inc., advisers; Chairman and Chief Executive Officer, the Seligman Group of Investment Companies; Chairman, Seligman Financial Services, Inc., broker/dealer; Seligman Holdings, Inc., holding company; Seligman Services, Inc., broker/dealer; and Carbo Ceramics Inc., ceramic proppants for oil and gas industry; Director or Trustee, Seligman Data Corp., shareholder service agent; Kerr-McGee Corporation, diversified energy company; and Sarah Lawrence College; and a Member of the Board of Governors of the Investment Company Institute; formerly, Chairman, J. & W. Seligman Trust Company, trust company and Seligman Securities, Inc., broker/dealer.


BRIAN T. ZINO*          Director, President and Member of the Executive
         (43)           Committee

                        Director and Managing Director (formerly, Chief Administrative and Financial Officer), J. & W. Seligman & Co. Incorporated, investment managers and advisers; and Seligman Advisors, Inc., advisers; President, (except Seligman Quality Municipal Fund, Inc. and Seligman Select Municipal Fund, Inc.) and Director or Trustee, the Seligman Group of Investment Companies; Chairman, Seligman Data Corp., shareholder service agent; Director, Seligman Financial Services, Inc., broker/dealer; Seligman Services, Inc., broker/dealer; Senior Vice President, Seligman Henderson Co., advisers; formerly, Director and Secretary, Chuo Trust - JWS Advisors, Inc., advisors; and Director, J. & W. Seligman Trust Company, trust company and Seligman Securities, Inc., broker/dealer.

RONALD T. SCHROEDER*    Director and Member of the Executive Committee
         (48)
                        Director,   Managing   Director  and  Chief   Investment
                        Officer,   Institutional,   J.  &  W.   Seligman  &  Co.
                        Incorporated,  investment  managers  and  advisers;  and
                        Seligman Advisors, Inc., advisers;  Director or Trustee,
                        the Seligman  Group of Investment  Companies;  Director,
                        Seligman  Holdings,  Inc.,  holding  company;   Seligman
                        Financial  Services,   Inc.,   broker/dealer;   Seligman
                        Henderson Co., advisers;  and Seligman  Services,  Inc.,
                        broker/dealer;  formerly,  President, the Seligman Group
                        of  Investment   Companies,   except  Seligman   Quality
                        Municipal Fund, Inc. and Seligman Select Municipal Fund,
                        Inc.; and Director, J. & W. Seligman Trust Company, trust company; Seligman Data Corp., shareholder service agent; and Seligman Securities, Inc., broker/dealer.

FRED E. BROWN*          Director
         (83)
                        Director  and  Consultant,   J.  &  W.  Seligman  &  Co.
                        Incorporated, investment managers and advisers; Director
                        or Trustee, the Seligman Group of Investment  Companies;
                        Seligman  Financial   Services,   Inc.,   broker/dealer;
                        Seligman   Services,   Inc.,   broker/dealer;    Trudeau
                        Institute,    Inc.,   non-profit   biomedical   research
                        organization;  Lake Placid Center for the Arts, cultural
                        organization;  and  Lake  Placid  Education  Foundation,
                        education  foundation;   formerly,  Director,  J.  &  W.
                        Seligman  Trust  Company,  trust  company;  and Seligman
                        Securities, Inc., broker/dealer.

JOHN R. GALVIN          Director
         (67)
                        Dean,  Fletcher  School  of Law and  Diplomacy  at Tufts
                        University;  Director or Trustee,  the Seligman Group of
                        Investment  Companies;  Chairman of the American Council
                        on  Germany;  a  Governor  of the  Center  for  Creative
                        Leadership;   Director,   USLIFE,  insurance;   National
                        Committee  on  U.S.-China  Relations,  National  Defense
                        University; the Institute for Defense Analysis; Raytheon
                        Co.,   electronics   and   Consultant,    Thomson   CSF,
                        electronics;    formerly,    Ambassador,    U.S.   State
                        Department;  Distinguished  Policy Analyst at Ohio State
                        University and Olin Distinguished  Professor of National
                        Security Studies at the United States Military  Academy.
                        From June, 1987 to June, 1992, he was the Supreme Allied
                        Commander,  Europe  and the  Commander-in-Chief,  United
                        States  European  Command.
                        Tufts  University,   Packard Avenue, Medford, MA 02155

ALICE S. ILCHMAN        Director
         (61)
                        President, Sarah Lawrence College; Director or Trustee, the Seligman Group of Investment Companies; Chairman,
                        The Rockefeller Foundation, charitable foundation; and Director, NYNEX, telephone company; and the Committee for Economic Development; formerly, Trustee, The Markle
                        Foundation,  philanthropic  organization;  and Director,
                        International Research and Exchange Board, intellectual exchanges.
                        Sarah Lawrence College,  Bronxville, New York 10708

FRANK A. McPHERSON      Director
         (63)
                        Chairman  of the  Board  and  Chief  Executive  Officer,
                        Kerr-McGee Corporation,  energy and chemicals;  Director
                        or Trustee, the Seligman Group of Investment  Companies;
                        Director, Kimberly-Clark Corporation, consumer products,
                        Bank of Oklahoma  Holding  Company,  American  Petroleum
                        Institute,  Oklahoma  City Chamber of Commerce,  Baptist
                        Medical   Center,   Oklahoma   Chapter   of  the  Nature
                        Conservancy,  Oklahoma Medical  Research  Foundation and
                        United  Way  Advisory  Board;  Chairman,  Oklahoma  City
                        Public  Schools  Foundation;  and Member of the Business
                        Roundtable and National Petroleum Council.
                        123 Robert S. Kerr Avenue, Oklahoma City, OK 73102

JOHN E. MEROW*          Director
         (66)
                        Chairman and Senior  Partner,  Sullivan & Cromwell,  law
                        firm;  Director  or  Trustee,   the  Seligman  Group  of
                        Investment  Companies;  The Municipal Art Society of New
                        York,   Commonwealth  Aluminum  Corporation,   the  U.S.
                        Council  for  International  Business  and the  U.S.-New
                        Zealand   Council;    Chairman,    American   Australian
                        Association;  Member of the American Law  Institute  and
                        Council  on  Foreign  Relations;  Member of the Board of
                        Governors  of Foreign  Policy  Association  and New York
                        Hospital.
                        125 Broad Street, New York, NY 10004

BETSY S. MICHEL         Director
         (54)
                        Attorney;  Director or Trustee,  the  Seligman  Group of
                        Investment  Companies;   Trustee,   Geraldine  R.  Dodge
                        Foundation,  Charitable foundation;  and Chairman of the
                        Board of Trustees of St. George's School (Newport,  RI);
                        formerly,   Director,   the  National   Association   of
                        Independent  Schools  (Washington,  D.C.).
                        St. Bernard's Road, Gladstone, NJ 07934

JAMES C. PITNEY         Director
         (69)
                        Partner,   Pitney,  Hardin,  Kipp  &  Szuch,  law  firm;
                        Director or Trustee,  the Seligman  Group of  Investment
                        Companies and Public Service Enterprise Group, public utility.
                        Park Avenue at Morris  County,  P.O. Box 1945,
                        Morristown, NJ 07962-1945

JAMES Q. RIORDAN        Director
         (69)
                        Director, Various Corporations; Director or Trustee, the
                        Seligman  Group of  Investment  Companies;  The  Houston
                        Exploration  Company;  The Brooklyn Museum; The Brooklyn
                        Union  Gas   Company;   The   Committee   for   Economic
                        Development;   Dow   Jones  &  Co.   Inc.   and   Public
                        Broadcasting  Service;  formerly,   Co-Chairman  of  the
                        Policy Council of the Tax Foundation;  Director and Vice
                        Chairman,  Mobil  Corporation;  Director and  President,
                        Bekaert  Corporation;  and  Director,  Tesoro  Petroleum
                        Companies,  Inc.
                        675 Third Avenue, Suite 3004, New York, NY 10017

ROBERT L. SHAFER        Director
         (64)

                        Director, various corporations Director or Trustee, the Seligman Group of Investment Companies; and USLIFE Corporation, life insurance; formerly, Vice President, Pfizer Inc.
                        235 East 42nd Street, New York, NY 10017

JAMES N. WHITSON        Director
         (61)
                        Executive Vice President,  Chief  Operating  Officer and
                        Director,   Sammons   Enterprises,   Inc.;  Director  or
                        Trustee, the Seligman Group of Investment Companies; Red
                        Man Pipe and Supply Company, piping and other materials;
                        and C-SPAN.
                        300 Crescent Court,  Suite 700, Dallas,  TX  75202

PETER BASSETT           Vice President and Portfolio
         (41)
                        Portfolio Manager, Seligman Henderson Co., advisers; and
                        Henderson    Administration   Group,   plc,   investment
                        management;  formerly, Portfolio Manager, Touche Remnant
                        & Co., investment management.

IAIN C. CLARK           Vice President
         (46)
                        Managing Director and Chief Investment Officer, Seligman
                        Henderson Co.,  advisers;  Director and Senior Portfolio
                        Manager, Henderson Administration Group, plc, investment management.


NITIN MEHTA             Vice President
         (35)
                        Portfolio Manager, Seligman Henderson Co., advisers; and
                        Henderson    Administration   Group,   plc,   investment
                        management;  formerly,  Head of Currency  Management and
                        Derivatives,   Quorum  Capital  Management;   Investment
                        Officer,    International   Finance   Corp,   investment
                        management;  and Director of Equities,  Shearson  Lehman
                        Global Asset Management.

ARSEN MRAKOVCIC         Vice President
         (31)
                        Managing Director (formerly, Vice President,  Investment
                        Officer),   J.  &  W.   Seligman  &  Co.   Incorporated,
                        investment  managers and  advisers;  Vice  President and
                        Portfolio Manager, one other open-end investment company
                        with  the  Seligman   Group  of  Investment   Companies;
                        formerly,  Portfolio  Assistant,  J. & W. Seligman & Co.
                        Incorporated.

BRIAN ASHFORD-RUSSELL   Vice President
         (37)
                        Portfolio Manager, Seligman Henderson Co., advisers; and
                        Henderson    Administration    Group   plc,   investment
                        management;  formerly, Portfolio Manager, Touche Remnant
                        & Co., investment management.

PAUL H. WICK            Vice President and Portfolio Manager
         (33)
                        Managing Director (formerly, Vice President,  Investment
                        Officer),   J.  &  W.   Seligman  &  Co.   Incorporated,
                        investment  managers and  advisers;  Vice  President and
                        Portfolio   Manager,   two  other  open-end   investment
                        companies   with  the  Seligman   Group  of   Investment
                        Companies; Portfolio Manager, Seligman Henderson Co., advisers; Senior Vice President and Portfolio Manager,
                        Chuo Trust-JWS Advisors, Inc., advisers.


LAWRENCE P. VOGEL       Vice President
         (40)

                        Senior Vice President, Finance, J. & W. Seligman & Co. Incorporated, investment managers and advisers; Seligman Financial Services, Inc., broker/dealer; Seligman Advisors, Inc., advisers and Seligman Data Corp., shareholder service agent; Vice President, the Seligman Group of Investment Companies and Seligman Services, Inc., broker/dealer; and Treasurer, Seligman Holdings, Inc., holding company; and Seligman Henderson Co., advisers; formerly, Senior Vice President, Seligman Securities, Inc., broker/dealer; and Senior Vice President, J. & W. Seligman Trust Company, trust company.

FRANK J. NASTA          Secretary
         (32)
                        Senior Vice President,  Law and Regulation and Corporate
                        Secretary,   J.  &  W.  Seligman  &  Co.   Incorporated,
                        investment managers and advisers;and  Seligman Advisors,
                        Inc., advisers;  Corporate Secretary, the Seligman Group
                        of Investment  Companies,  Seligman Financial  Services,
                        Inc.,  broker/dealer;  Seligman Henderson Co., advisers;
                        Seligman  Services,  Inc.,  broker/dealer;  and Seligman
                        Data  Corp.,   shareholder   service  agent;   formerly,
                        Secretary,   J.  &  W.  Seligman  Trust  Company,  trust
                        company, and attorney, Seward & Kissel, law firm.


THOMAS G. ROSE          Treasurer
         (38)
                        Treasurer, the Seligman Group of Investment Companies and Seligman Data Corp., shareholder service agent;
                        formerly,  Treasurer,  American Investors Advisors, Inc.
                        and the American Investors Family of Funds.

    The Executive Committee of the Board acts on behalf of the Board between meetings to determine the value of securities and assets owned by the Fund for which no market valuation is available and to elect or appoint officers of the Corporation to serve until the next meeting of the Board.

                                                Compensation Table
                                                ------------------
                                                                               Pension or             Total Compensation
                                                   Aggregate               Retirement Benefits        from Registrant and
                                                 Compensation              Accrued as part of          Fund Complex Paid
Position with Registrant                      from Registrant (1)             Fund Expenses            to Directors (2)
------------------------                      -------------------             -------------            ----------------

William C. Morris, Director and Chairman             N/A                          N/A                          N/A
Brian T. Zino, Director and President                N/A                          N/A                          N/A
Ronald T. Schroeder, Director                        N/A                          N/A                          N/A
Fred E. Brown, Director                              N/A                          N/A                          N/A
John R. Galvin, Director                          $1,782.50                       N/A                      $41,252.75
Alice S. Ilchman, Director                         2,926.56                       N/A                       68,000.00
Frank A. McPherson, Director                       1,782.50                       N/A                       41,252.75
John E. Merow, Director                            2,855.12(d)                    N/A                       66,000.00(d)
Betsy S. Michel, Director                          2,819.40                       N/A                       67,000.00
Douglas R. Nichols, Jr., Director*                 1,072.62                       N/A                       24,747.25
James C. Pitney, Director                          2,926.56                       N/A                       68,000.00
James Q. Riordan, Director                         2,926.56                       N/A                       70,000.00
Herman J. Schmidt, Director*                       1,072.62                       N/A                       24,747.25
Robert L. Shafer, Director                         2,926.56                       N/A                       70,000.00
James N. Whitson, Director                         2,855.12(d)                    N/A                       68,000.00(d)

(1) Based on remuneration received by Directors for three series of the Corporation for the year ended October 31, 1995.

(2) As defined in the Fund's Prospectus, the Seligman Group of Investment Companies consists of seventeen investment companies.

(d) Deferred. The total amounts of deferred compensation (including interest) payable to Messrs. Merow, Pitney and Whitson as of December 31, 1995 were $61,903, $59,807 and $8,200, respectively. Mr. Pitney no longer defers current compensation.

*    Retired May 18, 1995.

    The Corporation has a compensation arrangement under which outside directors may elect to defer receiving their fees. Under this arrangement, interest will be accrued on the deferred balances. The annual cost of such interest will be included in the directors' fees and expenses, and the accumulated balance thereof will be included in other liabilities in the Fund's financial statements.

    Directors and officers of the Corporation are also directors and officers of some or all of the other investment companies in the Seligman Group.


    As of October 15, 1996, the Directors and Officers of the Corporation owned 35,492 shares or 1.3% of the Fund's Class A capital stock. No Directors or Officers owned Class B or Class D capital stock. As of October 15, 1996, no person was known to the management of the Fund to be the beneficial owner of more than 5% of the outstanding shares of any class of its capital stock except as set forth in the following table:




     Title of Class          Name & Address of Beneficial Owner            Shares Owned          Percent of Class
     --------------          ----------------------------------            ------------          ----------------

         Class A                Merrill Lynch Pierce Fenner & Smith             760,690                   27.0%
                                P.O. Box 45286
                                Jacksonville, FL  32232-5286

         Class B                Merrill Lynch Pierce Fenner & Smith             820,554                   54.7%
                                P.O. Box 45286
                                Jacksonville, FL  32232-5286

         Class D                Merrill Lynch Pierce Fenner & Smith             981,676                   50.4%
                                P.O. Box 45286
                                Jacksonville, FL  32232-5286



                             MANAGEMENT AND EXPENSES

    Under the Management Agreement dated March 19, 1992, subject to the control of the Board of Directors, J. & W. Seligman & Co. Incorporated (the "Manager") administers the business and other affairs of the Fund. The Manager provides the Fund with such office space, administrative and other services and executive and other personnel as are necessary for Fund operations. The Manager pays all of the compensation of the Directors of the Corporation who are employees or consultants of the Manager and of the officers and employees of the Corporation. The Manager also provides senior management for Seligman Data Corp., the Fund's shareholder service agent.

    The Fund pays the Manager a management fee for its services, calculated daily and payable monthly, equal to 1.25% per annum of the daily net assets of the Fund of which 1.15% is paid to Seligman Henderson Co. (the "Subadviser").

    The Fund pays all its expenses other than those assumed by the Manager and the Subadviser, including brokerage commissions; administration, shareholder services and distribution fees; fees and expenses of independent attorneys and auditors; taxes and governmental fees, including fees and expenses for qualifying the Fund and its shares under Federal and State securities laws; cost of stock certificates and expenses of repurchase or redemption of shares; expenses of printing and distributing reports, notices and proxy materials to shareholders; expenses of printing and filing reports and other documents with governmental agencies; expenses of shareholders' meetings; expenses of corporate data processing and related services; shareholder record keeping and shareholder account services fees and disbursements of transfer agents and custodians; expenses of disbursing dividends and distributions; fees and expenses of directors of the Fund not employed by (or serving as a Director of) the Manager or its affiliates; insurance premiums; and extraordinary expenses such as litigation expenses. The Manager has undertaken to one state securities administrator, so long as required, to reimburse the Fund for each year in the amount by which total expenses, including the management fee, but excluding interest, taxes, brokerage commissions, distribution fees and extraordinary expenses, in any year that they exceed 2 1/2% of the first $30 million of average net assets, 2% of the next $70 million of average net assets and 1 1/2% thereafter. Such reimbursements, if any will be made monthly.

    The Management Agreement provides that the Manager will not be liable to the Fund for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing its duties under the Agreement, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Agreement.

    The Management Agreement was initially approved by the Board of Directors at a meeting held on March 19, 1992 and by the shareholders of the Corporation at their first meeting held on May 20, 1993. The Management Agreement will continue in effect until December 31 of each year if (1) such continuance is approved in the manner required by the 1940 Act (i.e., by a vote of a majority of the Board of Directors or of the outstanding voting securities of the Fund and by a vote of a majority of the Directors who are not parties to the Management Agreement or interested persons of any such party) and (2) if the Manager has not notified the Fund at least 60 days prior to December 31 of any year that it does not desire such continuance. The Management Agreement may be terminated by the Fund, without penalty, on 60 days' written notice to the Manager and will terminate automatically in the event of its assignment. The Fund has agreed to change its name upon termination of the Management Agreement if continued use of the name would cause confusion in the context of the Manager's business.

    The Manager is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions and corporations. On December 29, 1988, a majority of the outstanding voting securities of the Manager was purchased by Mr. William C. Morris and a simultaneous recapitalization of the Manager occurred. See Appendix B for further history of the Manager.

    Under the Subadvisory Agreement, dated March 21, 1996, the Subadviser supervises and directs the investment of the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund's investment objectives and policies. For these services, the Subadviser is paid a fee as described above. The Subadvisory Agreement was approved by the Board of Directors at a meeting held on March 21, 1996, and by the initial shareholder of each Class of the Fund on May 10, 1996. The Subadvisory Agreement will continue in effect until December 31 of each year if (1) such continuance is approved in the manner required by the 1940 Act (by a vote of a majority of the Board of Directors or of the outstanding voting securities of the Fund and by a vote of a majority of the Directors who are not parties to the Subadvisory Agreement or interested persons of any such party) and (2) if the Subadviser shall not have notified the Manager in writing at least 60 days prior to December 31 of any year that it does not desire such continuance. The Subadvisory Agreement may be terminated at any time by the Fund, on 60 days' written notice to the Subadviser. The Subadvisory Agreement will terminate automatically in the event of its assignment or upon the termination of the Management Agreement.


    The Subadviser is a New York general partnership formed by the Manager and Henderson International, Inc., a controlled affiliate of Henderson Administration Group plc. Henderson Administration Group plc, headquartered in London, is one of the largest independent money managers in Europe. The firm currently manages approximately $23 billion in assets and is recognized as a specialist in global equity investing.


    Officers, directors and employees of the Manager are permitted to engage in personal securities transactions, subject to the Managers' Code of Ethics (the "Ethics Code"). The Ethics Code proscribes certain practices with regard to personal securities transactions and personal dealings, provides a framework for the reporting and monitoring of personal securities transactions by the Manager's Director of Compliance, and sets forth a procedure for identifying, for disciplinary action, those individuals who violate the Ethics Code. The Ethics Code prohibits each of the officers, directors and employees (including all portfolio managers) of the Manager from purchasing or selling any security that the officer, director or employee knows or believes (i) was recommended by the Manager for purchase or sale by any client, including the Fund, within the preceding two weeks, (ii) has been reviewed by the Manager for possible purchase or sale within the preceding two weeks, (iii) is being purchased or sold by any client, (iv) is being considered by a research analyst, (v) is being acquired in a private placement, unless prior approval has been obtained from the Manager's Director of Compliance, or (vi) is being acquired during an initial or secondary public offering. The Ethics Code also imposes a strict standard of confidentiality and require portfolio managers to disclose any interest they may have in the securities or issuers that they recommend for purchase by any client.

    The Ethics Code also prohibits (i) each portfolio manager or member of an investment team from purchasing or selling any security within seven calendar days of the purchase or sale of the security by a client's account (including investment company accounts) for which the portfolio manager or investment team manages and (ii) each employee from engaging in short-term trading (a purchase and sale or vice-versa within 60 days). Any profit realized pursuant to either of these prohibitions must be disgorged.

    Officers, directors and employees are required, except under very limited circumstances, to engage in personal securities transactions through the Manager's order desk. The order desk maintains a list of securities that may not be purchased due to a possible conflict with clients. All officers, directors and employees are also required to disclose all securities beneficially owned by them on December 31 of each year.

           ADMINISTRATION, SHAREHOLDER SERVICES AND DISTRIBUTION PLAN

    The  Fund  has  adopted  an   Administration,   Shareholder   Services   and
Distribution Plan for each Class (the "Plan") in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.

    The Plan was approved by the Board of Directors on March 21, 1996, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Qualified Directors"). The Plan was approved by the initial shareholder of each Class of the Fund on May 10, 1996. The Plan will continue in effect through December 31 of each year so long as such continuance is approved annually by a majority vote of both the Directors and the Qualified Directors of the Corporation, cast in person at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amounts payable to Service Organizations with respect to a Class without the approval of a majority of the outstanding voting securities of the Class. If the amount payable with respect to Class A shares under the Plan is proposed to be increased materially, the Fund will either, (i) permit holders of Class B shares to vote as a separate class on the proposed increase or (ii) establish a new class of shares subject to the same payment under the Plan as existing Class A shares, in which case the Class B shares will thereafter convert into the new class instead of into Class A shares. No material amendment to the Plan may be made except by a majority of both the Directors and Qualified Directors.

    The Plan requires that the Treasurer of the Corporation shall provide to the Directors and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. Rule 12b-1 also requires that the selection and nomination of Directors who are not "interested persons" of the Fund be made by such disinterested Directors.

                             PORTFOLIO TRANSACTIONS

    The Management and Subadvisory Agreements recognize that in the purchase and sale of portfolio securities, of the Fund, the Manager and the Subadviser will seek the most favorable price and execution, and consistent with that policy, may give consideration to the research, statistical and other services furnished by brokers or dealers to the Manager or Subadviser for their use, as well as to the general attitude toward and support of investment companies demonstrated by such brokers or dealers. Such services include supplemental investment research, analysis and reports concerning issuers, industries and securities deemed by the Manager and Subadviser to be beneficial to the Fund. In addition, the Manager and Subadviser are authorized to place orders with brokers who provide supplemental investment and market research and statistical and economic analysis although the use of such brokers may result in a higher brokerage charge to the Fund than the use of brokers selected solely on the basis of seeking the most favorable price and execution, although such research and analysis may be useful to the Manager and the Subadviser in connection with its services to clients other than the Fund.

    In over-the counter markets, the Fund deals with responsible primary market makers unless a more favorable execution or price is believed to be obtainable. The Fund may buy securities from or sell securities to dealers acting as principal, except dealers with which its directors and/or officers are affiliated.

    When two or more of the investment companies in the Seligman Group or other investment advisory clients of the Manager and Subadviser desire to buy or sell the same security at the same time, the securities purchased or sold are allocated by the Manager and Subadviser in a manner believed to be equitable to each. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.

                     PURCHASE AND REDEMPTION OF FUND SHARES


    The Fund issues three classes of shares: Class A shares may be purchased at a price equal to the next determined net asset value per share, plus a sales load. Class A shares purchased at net asset value without an initial sales load due to the size of the purchase are subject to a CDSL of 1% if such shares are redeemed within 18 months of purchase. Class B shares may be purchased at a price equal to the next determined net asset value without an initial sales load, but a CDSL may be charged on redemptions within six years of purchase. Class D shares may be purchased at a price equal to the next determined net asset value without an initial sales load, but a CDSL may be charged on redemptions within one year of purchase. See "Alternative Distribution System," "Purchase Of Shares," and "Redemption Of Shares" in the Prospectus.

SPECIMEN PRICE MAKE-UP

    Under the current distribution arrangements between the Fund and the Distributor, Class A shares are sold at a maximum sales load of 4.75% and Class B and Class D shares are sold at net asset value*. Using the Fund's net asset value at September 30, 1996, the maximum offering price of the Fund's shares is as follows:

     Class A

     Net asset value per Class A share...........................      $7.05
                                                                        ----

     Maximum sales load (4.75% of offering price)................        .35
                                                                         ---

     Offering price to public....................................      $7.40
                                                                       =====

     Class B and Class D

     Net asset value and offering price per share*...............      $7.04
                                                                        ====
----------
* Class B shares are subject to a CDSL declining from 5% in the first year after purchase to 0% after six years. Class D shares are subject to a CDSL of 1% on redemptions within one year of purchase. See "Redemption Of Shares" in the Prospectus.


CLASS A SHARES - REDUCED INITIAL SALES LOADS

    Reductions Available. Shares of any Seligman Mutual Fund sold with an initial sales load in a continuous offering will be eligible for the following reductions:

    Volume Discounts are provided if the total amount being invested in Class A shares of the Fund alone, or in any combination of shares of the other mutual funds in the Seligman Group which are sold with an initial sales load, reaches levels indicated in the sales load schedule set forth in the Prospectus.

    The Right of Accumulation allows an investor to combine the amount being invested in Class A shares of the Fund and Class A shares of the other mutual funds in the Seligman Group sold with an initial sales load with the total net asset value of shares of those Seligman Mutual Funds already owned that were sold with an initial sales load and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another mutual fund in the Seligman Group on which there was an initial sales load at the time of purchase, to determine reduced sales loads in accordance with the schedule in the Prospectus. The value of the shares owned, including the value of shares of Seligman Cash Management Fund acquired in an exchange of shares of another mutual fund in the Seligman Group on which there was an initial sales load at the time of purchase will be taken into account in orders placed through a dealer, however, only if Seligman Financial Services, Inc. ("SFSI") is notified by the investor or the dealer of the amount owned at the time the purchase is made and is furnished sufficient information to permit confirmation.

    A Letter of Intent allows an investor to purchase Class A shares over a 13-month period at reduced initial sales loads in accordance with the schedule in the Prospectus, based on the total amount of Class A shares of the Fund that the letter states the investor intends to purchase plus the total net asset value of shares that were sold with an initial sales load of the other mutual funds in the Seligman Group already owned and the total net asset value of shares of Seligman Cash Management Fund, Inc. which were acquired through an exchange of shares of another mutual fund in the Seligman Group on which there was an initial sales load at the time of purchase. Reduced sales loads also may apply to purchases made within a 13-month period starting up to 90 days before the date of execution of a letter of intent. For more information concerning the terms of the letter of intent see "Terms and Conditions - Letter of Intent " accompanying the Account Application in the Prospectus.

    Class A shares purchased without an initial sales load in accordance with the sales load schedule in the Fund's prospectus, or pursuant to a Volume Discount, Right of Accumulation or Letter of Intent are subject to a CDSL of 1% on redemptions of such shares within 18 months of purchase.

    PERSONS ENTITLED TO REDUCTIONS. Reductions in initial sales loads apply to purchases of Class A shares by a "single person," including an individual; members of a family unit comprising husband, wife and minor children; or a trustee or other fiduciary purchasing for a single fiduciary account. Employee benefit plans qualified under Section 401 of the Internal Revenue Code, organizations tax exempt under Section 501 (c)(3) or (13), and non-qualified employee benefit plans that satisfy uniform criteria are considered "single persons" for this purpose. The uniform criteria are as follows:


    1. Employees must authorize the employer, if requested by the Fund, to receive in bulk and to distribute to each participant on a timely basis the Fund Prospectus, reports and other shareholder communications.

    2. Employees participating in a plan will be expected to make regular periodic investments (at least annually). A participant who fails to make such investments may be dropped from the plan by the employer or the Fund 12 months and 30 days after the last regular investment in his account. In such event, the dropped participant would lose the discount on share purchases to which the plan might then be entitled.

    3. The employer must solicit its employees for participation in such an employee benefit plan or authorize and assist an investment dealer in making enrollment solicitations.


    ELIGIBLE EMPLOYEE BENEFIT PLANS. The table of sales loads in the Prospectus applies to sales to "eligible employee benefit plans" (as defined in the Prospectus), except that the Fund may sell shares at net asset value to "eligible employee benefit plans," of which have at least (i) $500,000 invested in the Seligman Group of Mutual Funds or (ii) 50 eligible employees to whom such plan is made available. Such sales must be made in connection with a payroll deduction system of plan funding or other systems acceptable to Seligman Data Corp., the Fund's shareholder service agent. Such sales are believed to require limited sales effort and sales-related expenses and therefore are made at net asset value. Contributions or account information for plan participation also should be transmitted to Seligman Data Corp. by methods which it accepts. Additional information about "eligible employee benefit plans" is available from investment dealers or SFSI.


    PAYMENT IN SECURITIES. In addition to cash, the Fund may accept securities in payment for Fund shares sold at the applicable public offering price (net asset value plus any applicable sales load), although the Fund does not presently intend to accept securities in payment for Fund shares. Generally, the Fund will only consider accepting securities (l) to increase its holdings in a portfolio security, or (2) if the Manager determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that the Fund would not accept securities with a value of less than $100,000 per issue in payment for shares. The Fund may reject in whole or in part offers to pay for Fund shares with securities, may require partial payment in cash for applicable sales loads, and may discontinue accepting securities as payment for Fund shares at any time without notice. The Fund will not accept restricted securities in payment for shares. The Fund will value accepted securities in the manner provided for valuing portfolio securities of the Fund. Any securities accepted by the Fund in payment for Fund shares will have an active and substantial market and have a value which is readily ascertainable (See "Valuation"). In accordance with Texas securities regulations, should the Fund accept securities in payment for shares, such transactions would be limited to a bona-fide
reorganization,   statutory  merger,  or  to  other  acquisitions  of  portfolio securities (except for municipal debt securities issued by state political subdivisions or their agencies or instrumentalities) which meet the investment objectives and policies of the Fund; are acquired for investment and not for resale; are liquid securities which are not restricted as to transfer either by law or liquidity of market; and have a value which is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange ("NYSE") or NASDAQ.

    FURTHER TYPES OF REDUCTIONS. Class A shares may be issued without a sales load in connection with the acquisition of cash and securities owned by other investment companies and personal holding companies to financial institution trust departments, to registered investment advisers exercising investment discretionary authority with respect to the purchase of Fund shares, or pursuant to sponsored arrangements with organizations which make recommendations to, or permit group solicitation of, its employees, members or participants in connection with the purchase of shares of the Fund, to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act, to registered representatives and employees (and their spouses and minor children) of any dealer that has a sales agreement with SFSI and shareholders of mutual funds with investment objectives similar to the Fund's who purchase shares with redemption proceeds of such funds and to certain unit investment trusts as described in the Prospectus.

    Class A shares may be issued without a sales load to present and retired directors, trustees, officers, employees (and their family members, as defined in the Prospectus) of the Fund, the other Seligman Mutual Funds, the Manager and other companies affiliated with the Manager. Such sales may also be made to employee benefit plans and thrift plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by the Manager or any affiliate. These sales may be made for investment purposes only, and shares may be resold only to the Fund.

    Class A shares may be sold at net asset value to these persons since such shares require less sales effort and lower sales related expenses as compared with sales to the general public.

    MORE ABOUT REDEMPTIONS. The procedures for redemption of Fund shares under ordinary circumstances are set forth in the Prospectus. In unusual circumstances, payment may be postponed, or the right of redemption postponed for more than seven days, if the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on, the NYSE during periods of emergency, or such other periods as ordered by the Securities and Exchange Commission. Payment may be made in securities, subject to the review of some state securities commissions. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities to cash.

                              DISTRIBUTION SERVICES

    SFSI, an affiliate of the Manager, acts as general distributor of the shares of the Fund and of the other mutual funds in the Seligman Group. The Corporation on behalf of the Fund, and SFSI are parties to a Distributing Agreement dated January 1, 1993. As general distributor of the Fund's capital stock, SFSI allows commissions to all dealers, as indicated in the Prospectus.

                                    VALUATION

    Net asset value per Fund share of each class of the Fund is determined as of the close of the NYSE (normally, 4:00 p.m. Eastern time), on each day that the NYSE is open. Currently, the NYSE is closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund will also determine net asset value for each class on each day in which there is a sufficient degree of trading in the Fund's portfolio securities that the net asset value of Fund shares might be materially affected. Net asset value per share for a class is computed by dividing such class share of the value of the net assets of the Fund (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such class. All expenses of the Fund, including the Manager's fee, are accrued daily and taken into account for the purpose of determining net asset value. The net asset value of Class B and Class D shares will generally be lower than the net asset value of Class A shares as a result of the larger distribution fee with respect to such shares.

    Portfolio securities, including open short positions and options written, are valued at the last sale price on the securities exchange or securities market on which such securities primarily are traded. Securities traded on a U.S. or foreign exchange or over-the counter market are valued at the last sales price on the primary exchange or market on which they are traded. United Kingdom securities for which there are no recent sales transactions are valued based on quotations provided by primary market makers in such securities. Other securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked price, except in the case of open short positions where the asked price is available. Any securities for which recent market quotations are not readily available including restricted securities are valued at fair value as determined in accordance with procedures approved by the Board of Directors. Short-term obligations with less than sixty days remaining to maturity are generally valued at amortized cost. Short-term obligations with more than sixty days remaining to maturity will be valued at current market value until the sixtieth day prior to maturity, and will then be valued on an amortized cost basis based on the value on such date unless the Board determines that this amortized cost value does not represent fair market value. Expenses and fees, including the investment management fee, are accrued daily and taken into account for the purpose of determining the net asset value of Fund shares. Premiums received on the sale of call options will be included in the net asset value, and the current market value of the options sold by the Fund will be subtracted from net asset value.

    Generally, trading in foreign securities, as well as U.S. Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the shares of the Fund are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the value of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE, which will not be reflected in the computation of net asset value. If during such periods events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in accordance with procedures approved by the Board of Directors.

    For purposes of determining the net asset value per share of the Fund, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and offer prices of such currencies against U.S. dollars quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

                                      TAXES

FOREIGN INCOME TAXES. Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries is not known.

U.S. FEDERAL INCOME TAXES. The Fund intends for each taxable year to qualify for tax treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification relieves the Fund of Federal income tax liability on that part of its net ordinary income and net realized capital gains which it pays out to its shareholders. Such qualification does not, of course, involve governmental supervision of management or investment practices or policies. Investors should consult their own counsel for a complete understanding of the requirements the Fund must meet to qualify for such treatment. The information set forth in the Prospectus and the following discussion relate solely to the US Federal income taxes on dividends and distributions by the Fund and assumes that the Fund qualifies as a regulated investment company. Investors should consult their own counsel for further details, including their possible entitlement to foreign tax credits that might be "passed through" to them under the rules described below, and the application of state and local tax laws to his or her particular situation.

    The Fund intends to declare and distribute dividends in the amounts and at the times necessary to avoid the application of the 4% Federal excise tax imposed on certain undistributed income of regulated investment companies. The Fund will be required to pay the 4% excise tax to the extent it does not distribute to its shareholders during any calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. Certain distributions of the Fund which are paid in January of a given year but are declared in the prior October, November or December to shareholders of record as of a specified date during such a month will be treated as having been distributed to shareholders and will be taxable to shareholders as if received in December.

    Dividends of net ordinary income and distributions of any net realized short-term capital gain are taxable to shareholders as ordinary income. Since the Fund expects to derive a substantial portion of its gross income (exclusive of capital gains) from sources other than qualifying dividends, it is expected that only a small portion, if any, of the Fund's dividends or distributions will qualify for the dividends received deduction for corporations.

    The excess of net long-term capital gains over the net short-term capital losses realized and distributed by the Fund to its shareholders will be taxable to the shareholders as long-term capital gains, irrespective of the length of time a shareholder may have held Fund shares. Any dividend or distribution received by a shareholder on shares of the Fund shortly after the purchase of such shares will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, such dividend or distribution, although in effect a return of capital, would be taxable to the shareholder as described above. If a shareholder has held shares in the Fund for six months or less and during that period has received a distribution taxable to the shareholder as a long-term capital gain, any loss recognized by the shareholder on the sale of those shares during that period will be treated as a long-term capital loss to the extent of the distribution.

    Dividends and distributions are taxable in the manner discussed regardless of whether they are paid to the shareholder in cash or are reinvested in additional shares of the Fund's common stock.

    The Fund generally will be required to withhold tax at the rate of 31% with respect to distributions of net ordinary income and net realized capital gains payable to a noncorporate shareholder unless the shareholder certifies on his Account Application that the social security or taxpayer identification number provided is correct and that the shareholder has not been notified by the Internal Revenue Service that he is subject to backup withholding.

    Income received by the Fund from sources within various foreign countries may be subject to foreign income tax. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income taxes paid by the Fund. Pursuant to such election, shareholders would be required: (i) to include in gross income, even though not actually received, their respective pro-rata shares of the Fund's gross income from foreign sources; and (ii) either to deduct their pro-rata share of foreign taxes in computing their taxable income, or to use it as a foreign tax credit against Federal income tax (but not both). No deduction for foreign taxes could be claimed by a shareholder who does not itemize deductions.

    Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to the limitation that the credit may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to his or her total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by the Fund from its foreign source income will be treated as foreign source income. The Fund's gains from the sale of securities will generally be treated as derived from U.S. sources, however, and certain foreign currency gains and losses likewise will be treated as derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income," such as the portion of dividends received from the Fund which qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by the Fund.

    The Fund intends for each taxable year to meet the requirements of the Code to "pass through" to its shareholders foreign income taxes paid, but there can be no assurance that the Fund will be able to do so. Each shareholder will be notified within 60 days after the close of each taxable year of the Fund whether the foreign taxes paid by the Fund will "pass through" for that year, and, if so, the amount of each shareholder's pro-rata share (by country) of (i) the foreign taxes paid, and (ii) the Fund's gross income from foreign sources. Of course, shareholders who are not liable for Federal income taxes, such as retirement plans qualified under Section 401 of the Code, will not be affected by any such "pass through" of foreign tax credits.

INVESTMENTS IN PASSIVE FOREIGN INVESTMENT COMPANIES. If the Fund purchases shares in certain foreign investment entities, referred to as "passive foreign investment companies," the Fund itself may be subject to US Federal income tax, and an additional charge in the nature of interest, on a portion of any "excess distribution" from such company or gain from the disposition of such shares, even if the distribution or gain is paid by the Fund as a dividend to its shareholders. If the Fund were able and elected to treat a passive foreign investment company as a "qualified electing fund," in lieu of the treatment described above, the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the company, whether or not distributed to the Fund.


CERTAIN FOREIGN CURRENCY TRANSACTIONS. Gains or losses attributable to foreign currency contracts, or to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains or losses increase or decrease the amount of the Fund's net investment income available to be distributed to its shareholders as ordinary income.

OPTIONS TRANSACTIONS. A special "marked-to-market" system governs the taxation of "section 1256 contracts," which include certain listed options. The Fund may invest in such section 1256 contracts. In general, gain or loss on section 1256 contracts will be taken into account for tax purposes when actually realized. In addition, any section 1256 contracts held at the end of a taxable year will be treated as sold at fair market value (that is, marked-to-market), and the resulting gain or loss will be recognized for tax purposes. In general, gain or loss recognized by the Fund on the actual or deemed disposition of a section 1256 contract will be treated as 60% long-term and 40% short-term capital gain or loss, regardless of the period of time the section 1256 contract is actually held by the Fund. The Fund can elect to exempt its section 1256 contracts which are part of a "mixed" straddle from the application of section 1256.

                             PERFORMANCE INFORMATION

    The Fund may from time to time advertise its total return and average annual total return in advertisements or in information furnished to present or prospective shareholders. Total return and average annual total return are computed separately for Class A, Class B and Class D shares. The amounts shall be computed by deducting the maximum sales load of $47.50 (4.75% of the public offering price) or CDSL, if applicable, assuming all of the dividends and distributions paid by the Fund over the relevant time period were reinvested, and redemption at the end of the applicable periods. The average annual total return will be determined by calculating the annual rate required for the initial payment to grow to the amount which would have been received upon redemption (i.e., the average annual compound rate of return).

                               GENERAL INFORMATION

CAPITAL STOCK. The Board of Directors is authorized to classify or reclassify and issue any unissued capital stock of the Corporation into any number of series or classes without further action by shareholders. To date, shares of five series have been authorized, which shares constitute interests in the Fund, the Seligman Henderson Global Growth Opportunities Fund, the Seligman Henderson Global Smaller Companies Fund, the Seligman Henderson Global Technology Fund and the Seligman Henderson International Fund. The 1940 Act requires that where more than one series or class exists, each series or class must be preferred over all other series or classes in respect of assets specifically allocated to such series or class.


    Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Corporation shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter. Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless it is clear that the interests of each class or series in the matter are substantially identical or that the matter does not affect any interest of such class or series. However, the Rule exempts the selection of independent public accountants, the approval of principal distributing contracts and the election of directors from the separate voting requirements of the Rule.

CUSTODIAN AND RECORDKEEPING AGENT. Morgan Stanley Trust Company (NY), One Pierrepont Plaza, Brooklyn, New York 11201, serves as custodian for the Fund. Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, maintains, under the general supervision of the Manager, certain accounting records and determines the net asset value for the Fund.

AUDITORS. Deloitte & Touche LLP, independent auditors, are the auditors of the Fund. Their address is Two World Financial Center, New York, NY 10281.

                              FINANCIAL STATEMENTS


    The Annual Report to shareholders for the Corporation's fiscal year ended October 31, 1995, as well as the Mid-Year Report for the six months ended April 30, 1996 are incorporated by reference into this Statement of Additional
Information. The Reports contain schedules of the investments of the Corporation's other series as well as certain other financial information as of the applicable date. These Reports will be furnished without charge to investors who request copies of the Fund's Statement of Additional Information. Unaudited financial statements for the period May 28, 1996 (commencement of operations) to September 30, 1996 are included herein as Appendix C.

                                   APPENDIX A

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

         DEBT SECURITIES

         Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be characteristically lacking or may be unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact may have speculative characteristics as well.

         Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca:  Bonds  which  are  rated  Ca  represent   obligations   which  are
speculative in high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies numerical modifiers (1, 2 and 3) in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

COMMERCIAL PAPER

         Moody's Commercial Paper Ratings are opinions of the ability of issuers to repay punctually promissory senior debt obligations not having an original maturity in excess of one year. Issuers rated "Prime-1" or "P-1" indicate the highest quality repayment ability of the rated issue.

         The designation "Prime-2" or "P-2" indicates that the issuer has a strong ability for repayment of senior short-term promissory obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

         The designation "Prime-3" or "P-3" indicates that the issuer has an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issues rated "Not Prime" do not fall within any of the Prime rating categories.

STANDARD & POOR'S CORPORATION ("S&P")

         DEBT SECURITIES

         AAA: Debt issues rated AAA are highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

         AA: Debt issues rated AA have a very high degree of safety and very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

         A: Debt issues rated A are regarded as upper medium grade. They have a strong degree of safety and capacity to pay interest and repay principal although it is somewhat more susceptible in the long term to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB: Debt issues rated BBB are regarded as having a satisfactory degree of safety and capacity to pay interest and re-pay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and re-pay principal for bonds in this category than for bonds in higher rated categories.

         BB, B, CCC, CC: Debt issues rated BB, B, CCC and CC are regarded on balance, as predominantly speculative with respect to capacity to pay interest and pre-pay principal in accordance with the terms of the bond. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

         C: The rating C is reserved for income bonds on which no interest is being paid.

         D: Debt issues rated D are in default, and payment of interest and/or repayment of principal is in arrears.

         NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

COMMERCIAL PAPER

         S&P Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days.

         A-1: The A-1 designation indicates that the degree of safety regarding timely payment is very strong.

         A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

         A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B: Issues rated "B" are regarded as having only a speculative capacity for timely payment.

         C: This rating is assigned to short-term debt obligations with a doubtful capacity of payment.

         D: Debt rated "D" is in payment default.

         NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

         The ratings assigned by S&P may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within its major rating categories.

                                   APPENDIX B

                 HISTORY OF J. & W. SELIGMAN & CO. INCORPORATED

Seligman's beginnings date back to 1837, when Joseph Seligman, the oldest of eight brothers, arrived in the United States from Germany. He earned his living as a pack peddler in Pennsylvania, and began sending for his brothers. The Seligmans became successful merchants, establishing businesses in the South and East.

Backed by nearly thirty years of business success - culminating in the sale of government securities to help finance the Civil War - Joseph Seligman, with his brothers, established the international banking and investment firm of J. & W. Seligman & Co. In the years that followed, the Seligman Complex played a major role in the geographical expansion and industrial development of the United States.


THE SELIGMAN COMPLEX:

 ...Prior to 1900

o     Helps finance America's fledgling railroads through underwritings.
o Is admitted to the New York Stock Exchange in 1869. Seligman remained a member of the NYSE until 1993, when the evolution of its business made it unnecessary.
o Becomes a prominent underwriter of corporate securities, including New York Mutual Gas Light Company, later part of Consolidated Edison.
o Provides financial assistance to Mary Todd Lincoln and urges the Senate to award her a pension.
o     Is appointed  U.S.  Navy fiscal agent by President Grant.
o Becomes a leader in raising capital for America's industrial and urban development.

 ...1900-1910

o     Helps Congress finance the building of the Panama Canal.

 ...1910s

o Participates in raising billions for Great Britain, France and Italy, helping to finance World War I.

 ...1920s

o Participates in hundreds of successful underwritings including those for some of the Country's largest companies: Briggs Manufacturing, Dodge Brothers, General Motors, Minneapolis-Honeywell Regulatory Company, Maytag Company United Artists Theater Circuit and Victor Talking Machine Company.
o Forms Tri-Continental Corporation in 1929, today the nation's largest, diversified closed-end equity investment company, with over $2 billion in assets and one of its oldest.

 ...1930s

o Assumes management of Broad Street Investing Co. Inc., its first mutual fund, today known as Seligman Common Stock Fund, Inc.

 o    Establishes Investment Advisory Service.

 ...1940s

o     Helps shape the Investment Company Act of 1940.
o     Leads in the  purchase and  subsequent  sale to the public of Newport News
      Shipbuilding and Dry Dock Company, a prototype transaction for the investment banking industry.
o Assumes management of National Investors Corporation, today Seligman Growth Fund, Inc.
o     Establishes Whitehall Fund, Inc., today Seligman Income Fund, Inc.

 ...1950-1989

o Develops new open-end investment companies. Today, manages more than 40 mutual fund portfolios.
o Helps pioneer state-specific, tax-exempt municipal bond funds, today managing a national and 18 state-specific tax-exempt funds.

o Establishes J. & W. Seligman Trust Company and J. & W. Seligman Valuations Corporation.
o Establishes Seligman Portfolios, Inc., an investment vehicle offered through variable annuity products.

 ...1990s

o Introduces Seligman Select Municipal Fund, Inc. and Seligman Quality Municipal Fund, Inc. two closed-end funds that invest in high quality municipal bonds.
o In 1991 establishes a joint venture with Henderson Administration Group plc, of London, known as Seligman Henderson Co., to offer global investment products.
o Introduces Seligman Frontier Fund, Inc., a small capitalization mutual fund. o Launches Seligman Henderson Global Fund Series, Inc., which today offers five separate series: Seligman Henderson International Fund, Seligman Henderson Global Smaller Companies Fund, Seligman Henderson Global Technology Fund, Seligman Henderson Global Growth Opportunities Fund and Seligman Henderson Emerging Markets Growth Fund.

                                   Appendix C

                 SELIGMAN HENDERSON EMERGING MARKETS GROWTH FUND

================================================================================
PORTFOLIO OF INVESTMENTS            (unaudited)               September 30, 1996
================================================================================


                                                         SHARES        VALUE
                                                      ------------ -------------

COMMON STOCKS  88.8%
AUTOMOTIVE MANUFACTURING  3.2%
Qingling Motors* (China) .............................  1,800,000   $    692,487
Tata Engineering (GDRs) (India) ......................     53,000        695,360
                                                                    ------------
                                                                       1,387,847
                                                                    ------------

CONSTRUCTION & PROPERTY  3.0%
Citic Pacific (China) ................................    147,000        665,330
Grupo Ara (Mexico) ...................................    137,000        290,639
Grupo Tribasa (ADRs)* (Mexico) .......................     61,300        337,150
                                                                   -------------
                                                                       1,293,119
                                                                   -------------

CONSUMER GOODS & SERVICES  8.1%
Companhia Cervejari Brahma (Brazil) ..................     59,500        758,625
Hanjaya Mandala Sampoerna (Indonesia) ................     50,000        486,213
Hellenic Bottling (Greece) ...........................     17,600        599,336
Panamerican Beverages (Mexico) .......................     13,600        559,300
San Miguel (Class B) (Philippines) ...................    176,000        576,939
South African Breweries (South Africa) ...............     20,200        538,429
                                                                   -------------
                                                                       3,518,842
                                                                   -------------
DRUGS & HEALTH CARE  6.2%
EGIS (Hungary) .......................................     13,000        895,146
Pliva (GDRs)* (Croatia) ..............................     20,000        987,500
Richter Gedeon (GDRs) (Hungary) ......................     16,000        835,200
                                                                   -------------
                                                                       2,717,846
                                                                   -------------

ELECTRIC UTILITIES  6.6%
BSES (GDRs)*+ (India) ................................     31,000        534,750
Cemig (ADRs) (Brazil) ................................     32,600        973,804
Companhia Energetica de Sao Paulo (ADRs)* (Brazil) ...     38,700        346,806
Electricity Generating Public Company (Thailand) .....    150,000        472,014
Huaneng Power International (ADRs)* (China) ..........     14,000        232,750
Korea Electric Power (ADRs) (South Korea) ............     17,000        320,875
                                                                   -------------
                                                                       2,880,999
                                                                   -------------

FINANCIAL SERVICES  15.1%
Bangkok Bank (Thailand) ...............................    75,000        979,428
Bank Internasional (Indonesia) ........................   424,000        620,630
Commercial International Bank+(Egypt) .................    30,000        465,000
Grupo Financiero Banamex Accival (B Shares) (Mexico) ..   131,000        284,163
Guangdong Investments (China) .........................   940,000        662,486
Komercni Banka (GDRs) (Czech Republic) ................    23,000        646,875
Krung Thai Bank (Thailand) ............................   229,000        981,828
Malayan Banking (Malaysia) ............................    64,000        635,787
Metropolitan Bank & Trust (Philippines) ...............    25,000        595,578
Zagrebacka Banka (GDRs)*+ (Croatia) ...................    35,000        678,300
                                                                   -------------
                                                                       6,550,075
                                                                   -------------

INDUSTRIAL GOODS & SERVICES  4.8%
ALFA (Mexico) .........................................   154,300        685,369
Skoda Plzen (Czech Republic) ..........................    19,000        733,479
United Engineers (Malaysia) ...........................    88,000        681,109
                                                                   -------------
                                                                       2,099,957
                                                                   -------------

SELIGMAN HENDERSON EMERGING MARKETS GROWTH FUND

================================================================================
PORTFOLIO OF INVESTMENTS        (unaudited) (continued)       September 30, 1996
================================================================================


                                                         SHARES        VALUE
                                                      ------------ -------------

LEISURE & HOTELS  2.6%
Grupo Televisa (GDRs)*(Mexico) ........................    19,300        557,288
Shangri-La Asia (China) ...............................   420,000        559,420
                                                                   -------------
                                                                       1,116,708
                                                                   -------------

MANUFACTURING  4.3%
Crompton Greaves (GDRs)+ (India) ......................   130,000        829,400
Fraser & Neave Holding (Malaysia) .....................   126,000        603,232
Samsung Electronics (GDRs)+(South Korea) ..............    17,000        422,875
                                                                   -------------
                                                                       1,855,507
                                                                   -------------

METALS  5.6%
China Steel (GDRs) (Taiwan) ...........................    24,500        497,718
Hindalco Industries (GDRs)+(India) ....................    30,000        888,750
Pohang Iron & Steel (ADRs) (Souh Korea) ...............    24,000        513,000
Usinas Siderurgicas de Minas Gerais (ADRs)+(Brazil) ...    51,600        510,417
                                                                   -------------
                                                                       2,409,885
                                                                   -------------

RESOURCES  7.1%
Anglo-American Corporation of South Africa
  (South Africa) ......................................    10,000        612,402
Exploration & Production (Thailand) ...................    43,000        635,960
Gencor (South Africa) .................................   168,000        599,537
Perez (ADRs) (Argentina) ..............................    61,600        776,259
Quimica Minera Chile (ADRs) (Chile) ...................     8,500        474,938
                                                                   -------------
                                                                       3,099,096
                                                                   -------------

RETAILING  10.3%
Cifra (ADRs) *(Mexico) ................................   364,250        524,884
Disco (ADRs)* (Argentina) .............................    36,000        706,500
Jeronimo Martins & Filho (Portugal) ...................     7,000        637,266
Matahari Putra Prima (Indonesia) ......................   136,000        147,838
Matahari Putra Prima Rights* (Indonesia) ..............   136,000         92,948
Metro Cash & Carry (South Africa) .....................   170,000        580,460
Migros Turk (Turkey) ..................................   725,000        645,459
Santa Isabel (ADRs) (Chile) ...........................    22,500        576,563
SM Prime Holdings (Philippines) ....................... 2,400,000        558,033
                                                                   -------------
                                                                       4,469,951
                                                                   -------------

TELECOMMUNICATIONS  8.0%
Portugal Telecom (ADRs) (Portugal) ....................    18,000        463,500
Portugal Telecom  (Portugal) ..........................     6,000        154,352
SPT Telecom* (Czech Republic) .........................     4,900        605,095
Telebras (ADRs) (Brazil) ..............................    19,700      1,556,058
Telefonica del Peru (Peru) ............................    30,000        686,250
                                                                   -------------
                                                                       3,465,255
                                                                   -------------

                 SELIGMAN HENDERSON EMERGING MARKETS GROWTH FUND

================================================================================
PORTFOLIO OF INVESTMENTS        (unaudited) (continued)       September 30, 1996
================================================================================


                                                         SHARES        VALUE
                                                      ------------ -------------

MISCELLANEOUS  3.9%
Formosa Fund* (Taiwan) ................................        90        794,250
Taipei Fund* (Taiwan) .................................        90        769,500
Taiwan Opportunities Fund* (Taiwan) ...................    13,000        130,650
                                                                   -------------
                                                                       1,694,400
                                                                   -------------
TOTAL INVESTMENTS  88.8%
  (Cost $38,506,201)                                                  38,559,487
OTHER ASSETS LESS LIABILITIES 11.2%                                    4,889,944
                                                                   -------------

NET ASSETS 100.0%                                                    $43,449,431
                                                                   =============

--------------------
*  Non-income producing security.
+ Rule 144A security.
See Notes to Financial Statements.

                SELIGMAN HENDERSON EMERGING MARKETS GROWTH FUND

================================================================================
STATEMENT OF ASSETS AND LIABILITIES (unaudited)               September 30, 1996
================================================================================

ASSETS:
Investments, at value:
  Common stocks (cost $38,506,201) .............................   $ 38,559,487
Cash ...........................................................      5,816,035
Receivable for Capital Stock sold ..............................        535,885
Receivable for securities sold .................................        219,035
Receivable from associated companies ...........................         49,724
Receivable for interest and dividends ..........................         38,598
Other ..........................................................         50,433
                                                                   ------------
TOTAL ASSETS ...................................................     45,269,197
                                                                   ------------

LIABILITIES:
Payable for securities purchased ...............................      1,560,280
Payable for Capital Stock repurchased ..........................         75,232
Net unrealized depreciation on foreign currency contracts ......            829
Accrued expenses, taxes, and other .............................        183,425
                                                                   ------------
TOTAL LIABILITIES ..............................................      1,819,766
                                                                   ------------

NET ASSETS .....................................................   $ 43,449,431
                                                                   ============
COMPOSITION OF NET ASSETS:
Capital Stock, at par ($.001 par value; 100,000,000 shares
  authorized; 6,164,733 shares outstanding):
   Class A......................................................         $2,794
   Class B......................................................          1,465
   Class D......................................................          1,905
Additional paid-in-capital .....................................     43,684,817
Accumulated net investment loss ................................       (150,524)
Accumulated net realized loss ..................................       (143,867)
Net unrealized appreciation of investments .....................        264,450
Net unrealized depreciation on translation of assets and
   liabilities denominated in foreign currencies and foreign
   currency contracts ..........................................       (211,609)
                                                                   ------------
NET ASSETS .....................................................   $ 43,449,431
                                                                   ============
NET ASSET  VALUE PER SHARE:
   Class A ($19,715,327 / 2,794,378 shares).....................          $7.05
   Class B ($10,317,088 / 1,465,154 shares).....................          $7.04
   Class D ($13,417,016 / 1,905,201 shares).....................          $7.04

-------------------
See Notes to Financial Statements.

                SELIGMAN HENDERSON EMERGING MARKETS GROWTH FUND

================================================================================
STATEMENT OF OPERATIONS (unaudited)              For the period May 28, 1996* to
                                                              September 30, 1996
================================================================================

INVESTMENT INCOME:
Dividends .........................................................   $  99,015
Interest ..........................................................      78,970
                                                                      ---------
Total investment income (net of foreign taxes withheld of $4,457)..     177,985
                                                                      ---------
EXPENSES:
Distribution and service fees .....................................      69,783
Shareholder account services ......................................      65,197
Management fees ...................................................      64,628
Auditing and legal fees ...........................................      26,061
Shareholder reports and communications ............................      23,014
Registration ......................................................      22,420
Custody and related services ......................................      21,613
Directors' fees and expenses ......................................       1,500
Miscellaneous .....................................................         494
                                                                      ---------
Total expenses ....................................................     294,710
                                                                      ---------
Net investment loss ...............................................    (116,725)
                                                                      ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized loss on investments ..................................    (143,867)
Net realized loss from foreign currency transactions ..............     (33,799)
Net unrealized appreciation of investments ........................     264,450
Net unrealized depreciation on translations
  of assets and liabilities denominated in foreign
  currencies and foreign currency contracts .......................    (211,609)
                                                                      ---------
Net loss on investments and foreign currency transactions..........    (124,825)
                                                                      ---------
DECREASE IN NET ASSETS FROM OPERATIONS.............................   ($241,550)
                                                                       ========
-----------------
*  Commencement of operations.
See Notes to Financial Statements.

SELIGMAN HENDERSON EMERGING MARKETS GROWTH FUND

================================================================================
STATEMENT OF CHANGES IN NET ASSET (unaudited)
================================================================================
                                                                      5/28/96*
                                                                        TO
                                                                      9/30/96
                                                                      --------
OPERATIONS:
Net investment loss..................................................($116,725)
Net realized loss on investments..................................... (143,867)
Net realized loss from foreign currency transactions.................  (33,799)
Net change in unrealized appreciation of investments ..................264,450
Net change in unrealized depreciation on translation of assets and liablilites denominated in foreign currencies and foreign
   currency contracts ............................................... (211,609)
                                                                     ---------
Decrease in net assets from operations............................... (241,550)
                                                                     ---------

CAPITAL SHARE TRANSACTIONS:                              SHARES
                                                  -------------------
                                                  5/28/96* to 9/30/96
                                                  -------------------
Net proceeds from sale of shares:
   Class A ..........................................  2,518,895     17,853,276
   Class B ..........................................  1,489,192     10,543,316
   Class D ..........................................  1,581,974     11,200,411
Exchanged from associated funds:
   Class A ..........................................    471,144      3,346,321
   Class B ..........................................      1,690         11,693
   Class D ..........................................    396,313      2,801,876
                                                       ---------    -----------
Total................................................  6,459,208     45,756,893
                                                       ---------    -----------
Cost of shares repurchased:
   Class A ..........................................    (79,353)      (559,131)
   Class B ..........................................    (16,179)      (113,138)
   Class D ..........................................    (28,486)      (199,480)
Exchanged into associated funds:
   Class A ..........................................   (116,308)      (813,967)
   Class B ..........................................     (9,549)       (66,909)
   Class D ..........................................    (44,600)      (313,287)
                                                       ---------    -----------
Total................................................   (294,475)    (2,065,912)
                                                       ---------    -----------
Increase in net assets from capital share
  transactions                                         6,164,733     43,690,981
                                                       =========    -----------
Increase in net assets...........................................    43,449,431
NET ASSETS:
Beginning of period .............................................          --
                                                                    -----------
End of period ...................................................   $43,449,431
                                                                    ===========

-------------------
* Commencement of operations.
See Notes to Financial Statements.

                 SELIGMAN HENDERSON EMERGING MARKETS GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Seligman Henderson Emerging Markets Growth Fund (the "Series") is one of five separate series of Seligman Henderson Global Fund Series, Inc. (the "Fund"). The other series are the "International Fund," the "Global Growth Opportunities Fund," the "Global Smaller Companies Fund," and the "Global Technology Fund." The Series offers three classes of shares -- Class A shares, Class B shares and Class D shares and had no operations prior to its commencement on May 28, 1996, other than those relating to organizational matters.

    Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales load ("CDSL") of 1% on redemptions made within 18 months of purchase. Class B shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSL, if applicable, of 5% on redemptions in the first year after purchase, declining to 1% in the sixth year, and 0% thereafter. Class B shares will automatically convert to Class A shares on the last day of the month that precedes the eight anniversary of their date of purchase. Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSL of 1% imposed on certain redemptions made within one year of purchase. The three classes of shares for the Series represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required.

2. Significant accounting policies followed, all in conformity with generally accepted accounting principles, are given below:

a. Securities traded on a foreign exchange or over-the-counter market are valued at the last sales price on the primary exchange or market on which they are traded. United Kingdom securities and securities for which there are no recent sales transactions are valued based on quotations provided by primary market makers in such securities. Any securities for which recent market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Directors. Short-term holdings which mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

b. Investments in foreign securities will usually be denominated in foreign currency, and the Series may temporarily hold funds in foreign currencies. The books and records of the Series are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

    (i) market value of investment securities, other assets, and liabilities, at the closing daily rate of exchange as reported by a pricing service; (ii) purchases and sales of investment securities, income, and expenses, at the rate of exchange prevailing on the respective dates of such transactions.

    The Series' net asset values per share will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on sales of securities and net investment income and gains, if any, to be distributed to shareholders of the Fund. The rate of exchange between the US dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets.

    Net realized foreign exchange gains and losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of portfolio securities and other foreign currency denominated assets and liabilities at period end, resulting from changes in exchange rates.

    The Series separates that portion of the results of operations resulting from changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held in the portfolio. Similarly, the Series separates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period.

c. The Series may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, or other amounts receivable or payable in foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies and forward currency contracts. The gain or loss, if any, arising from the difference between the settlement value of the forward contract and the closing of such contract, is included in net realized gain or loss from foreign currency transactions.

d. There is no provision for federal income or excise tax. The Series will elect to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized, if any, annually. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates.

e. The treatment for financial statement purposes of distributions made during the year from net investment income or net realized of gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by: differences in the timing of the recognition of certain components of income, expense or capital gain and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Series.

f. Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Dividends receivable and payable are recorded on ex-dividend dates. Interest income is recorded on an accrual basis.

g. All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service fees and any other items that can be specifically attributed to a particular class, are charged directly to such class.

3. Purchases and sales of portfolio securities, excluding short-term investments, for the period ended September 30, 1996, amounted to $40,265,256 and $1,615,188, respectively.

    At September 30, 1996, the cost of investments of the Series for federal income tax purposes was substantially the same as the cost for financial reporting purposes, and the tax basis gross unrealized appreciation and depreciation of portfolio securities, including the effects of foreign currency translations, amounted to $1,986,195 and $1,932,909, respectively.

4. J. & W. Seligman & Co. Incorporated (the "Manager") manages the affairs of the Fund and provides or arranges for the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees or consultants of the Manager, and all personnel of the Fund and the Manager is paid by the Manager or by Seligman Henderson Co. (the "Subadviser"), a 50%-owned affiliate of the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 1.25% per annum of the Series' average daily net assets, of which 1.15% is paid the Subadviser. During the period ended September 30, 1996, the Manager and Subadviser, at their discretion, waived a portion of their fees equal to $75,340. The management fee reflected in the statement of operations represents 0.58% per annum of the Series' average daily net assets.

    Seligman Financial Services, Inc. (the "Distributor"), agent for the distribution of the Series' shares and an affiliate of the Manager, received concessions of $26,829 from sales of Class A shares, after commissions of $712,356 paid to dealers.

    The Series has an Administration, Shareholder Services and Distribution Plan (the "Plan") with respect to Class A shares under which service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Series pursuant to the Plan. For the period ended September 30, 1996, fees incurred by the Series aggregated $11,591, or 0.22% per annum of the average daily net assets of Class A shares.

    The Series has a Plan with respect to Class B and Class D shares under which service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B and Class D shares for which the organizations are responsible; and fees, for Class D shares only, for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

    With respect to Class B shares, a distribution fee of up to 0.75% on an annual basis of average daily net assets is payable monthly by the Fund to the Distributor; however, the Distributor has sold its rights to substantially all this fee to a third party (the "Purchaser"), which provided funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares.

    For the period ended September 30, 1996, fees incurred under the Plan, equivalent to 1% per annum at the average net assets of Class B and Class D shares, amounted to $24,955 and $33,237, respectively.

    The Distributor is entitled to retain any CDSL imposed on certain redemptions of Class D shares occurring within one year of purchase. For the period ended September 30, 1996, such charges amounted to $716 for the Series.

    The Distributor has sold its rights to collect any CDSL imposed on redemptions of Class B shares to the Purchaser. In connection with the sale of its rights to collect any CDSL and the distribution fees with respect to Class B shares described above, the Distributor receives payments from the Purchaser based on the value of Class B shares sold. The aggregate amount of such payments and the Class B shares distribution fees retained by the Distributor for the period ended September 30, 1996, amounted to $27,068.

    Seligman Services, Inc., an affiliate of Manager, is eligible to receive commissions from certain sales of the Series' shares, as well as distribution and fees pursuant to the Plan. For the period ended September 30, 1996, Seligman Services, Inc. received commissions of $3,109 from sales of the Series and distribution and service fees of $568, pursuant to the Plan.

    Seligman Data Corp., which is owned by certain associated investment companies, charged the Series at cost $65,197 for shareholder account services.

    Certain officers and directors of the Fund are officers or directors of the Manager, the Subadviser, the Distributor, Seligman Services, Inc. and/or Seligman Data Corp.

    Fees of $7,000 were incurred by the Series for the period ended September 30, 1996 for the legal services of Sullivan & Cromwell, a member of which firm is a director of the Fund.

    The Series has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Interest is accrued on the deferred balances. Deferred fees and the related accrued interest are not deductible for federal income tax purposes until such amounts are paid. The cost of such fees and interest is included in directors' fees and expenses, and the accumulated balance hereof at September 30, 1996, of $300, is included in other liabilities.

5. At September 30, 1996, the Series had outstanding foreign exchange currency contracts to purchase foreign currencies as follows:

                             Foreign             In Exchange         Settlement                           Unrealized
Contract                     Currency            For US$             Date             Value US$           Depreciation

Indonesian Rupiahs             410,292,145          177,003          10/01/96              176,637             $(366)
Mexican Pesos                    2,192,000          291,102          10/01/96              290,639              (463)
                                                                                                              ------

                                                                                                               $(829)
                                                                                                              ------

                 SELIGMAN HENDERSON EMERGING MARKETS GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

The Series' financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from each Class' beginning net asset value to the ending net asset value so that they may understand what effect the individual items have on their investment, assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, to their equivalent per share amounts, based on average shares outstanding.

The total return based on net asset value measures each Class' performance assuming investors purchased shares at net asset value as of the beginning of the period, reinvested dividends and capital gains paid at net asset value, and then sold their shares wazzu at the net asset value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Series. The total returns for periods of less than one year are not annualized.

Average commission rate paid represents the average commissions paid by the Series to purchase or sell portfolio securities. It is determined by dividing the total commission dollars paid by the number of shares purchased and sold during the period for which commission were paid.


                                                         Class A                 Class B                 Class D
                                                         -------                 -------                 -------
                                                      May 28, 1996*           May 28, 1996*           May 28, 1996*
                                                           to                      to                      to
                                                   September 30, 1996      September 30, 1996      September 30, 1996
                                                   ------------------      ------------------      ------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                      $7.14                   $7.14                 $7.14
                                                          -----                   -----                 -----
Net investment loss                                       (0.02)                  (0.03)                (0.03)
Net realized and unrealized investment loss               (0.02)                  (0.02)                (0.02)
Net realized and unrealized investment loss
   from foreign currency transactions                     (0.05)                  (0.05)                (0.05)
                                                          -----                   -----                 -----
Decrease from investment operations                       (0.09)                  (0.10)                (0.10)
Dividends paid                                                -                       -                     -
Distributions from net gain realized                          -                       -                     -
                                                          -----                   -----                 -----
Net decrease in net asset value                           (0.09)                  (0.10)                (0.10)
                                                          -----                   -----                 -----
Net asset value, end of period                            $7.05                   $7.04                 $7.04
                                                          =====                   =====                 =====
TOTAL RETURN BASED ON NET ASSET VALUE:                    (1.26)%                 (1.40)%               (1.40)%

RATIOS/SUPPLEMENTAL DATA:**
Expenses to average net assets                             2.22% +                 3.00% +               3.00% +
Net investment loss to average net assets                 (0.63)%+                (1.41%)+              (1.41)%+
Portfolio turnover                                         6.18%                   6.18%                 6.18%
Average commission rate paid                              $0.0151                 $0.0151               $0.0151
Net assets, end of period (000's omitted)                 $19,715                 $10,317               $13,417
Without management fee waiver:**
Net investment loss per share                            $(0.04)                  $(0.05)               $(0.05)
Expenses to average net assets                             2.89% +                  3.67% +               3.67% +
Net investment loss to average net assets                 (1.30)%+                 (2.08)%+              (2.08)%+

----------------------------
* Commencement of operations.
**The Manager and Subadviser, at their discretion, waived a portion of their fees.
+ Annualized.
See Notes to Financial Statements.

                                                               File No. 33-44186
                                                                        811-6485


The Registrant's Annual Report to Shareholders, dated October 31, 1995 and Mid-Year Report, dated April 30, 1996, are incorporated into this Registration Statement by reference to Registrant's Form N-30D filings, filed with the Securities and Exchange Commission on January 6, 1996 and June 28, 1996, respectively.

                                                               File No. 33-44186
                                                                        811-6485



PART C.    OTHER INFORMATION
-------    -----------------

Item 24.   Financial Statements and Exhibits.

           (a)      Financial Statements:


           Part A - Financial highlights for the period May 28, 1996
                    (commencement of operations) to September 30, 1996 for the Seligman Henderson Emerging Markets Growth Fund (unaudited).

           Part B - Financial statements are included in the Registrant's Annual
                    Report to Shareholders, dated October 31, 1995 and Mid-Year Report, dated April 30, 1996, which are incorporated by reference in the Statement of Additional Information. These financial statements are: Portfolios of Investments as of October 31, 1995 and April 30, 1996; Statements of Assets and Liabilities as of October 31, 1995 and April 30, 1996; Statements of Operations for the year ended October 31, 1995 and the six months ended April 30, 1996; Statements of Changes in Net Assets for the years ended October 31, 1995 and 1994 and for the six months ended April 30, 1996 for the Seligman Henderson International Fund and the Seligman Henderson Global Smaller Companies Fund; for the year ended October 31, 1995 and the period May 23, 1994 (commencement of operations) to October 31, 1994 and for the six months ended April 30, 1996 for the Seligman Henderson Global Technology Fund and for the six months ended April 30, 1996 for the Seligman Henderson Global Growth Opportunities Fund; Notes to Financial Statements; Financial Highlights from commencement of operations of each of these four Series through April 30, 1996; Report of Independent Auditors. Unaudited financial statements for the Seligman Henderson Emerging Markets Growth Fund are included in Appendix C to the Statement of Additional Information. These financial statements are: Portfolio of Investments as of September 30, 1996; Statement of Assets and Liabilities as of September 30, 1996; Statement of Operations for the period May 28, 1996 (commencement of operations) to September 30, 1996; Statement of Changes in Net Assets for the period May 28, 1996 (commencement of operations) to September 30, 1996; Notes to Financial Statements; Financial Highlights for the period May 28, 1996 (commencement of operations) to September 30, 1996.


           (b) Exhibits: Exhibits listed below have been previously filed and are incorporated by reference herein, except Exhibits marked with an asterisk (*) which are attached hereto.


(1)        Form of Amended and Restated Articles of Incorporation of Registrant*


(2) By-Laws of Registrant are incorporated by reference to Exhibit 2 of the Registrant's Registration Statement on Form N-1A, filed on November 26, 1991.

(3)        N/A

(4) Specimen Stock Certificates for Class A and Class D Shares with respect to Seligman Henderson International Fund are incorporated by reference to Exhibit 4 of the Registrant's Post-Effective Amendment No. 6, filed on April 23, 1993 and Post-Effective Amendment No. 8, filed on September 21, 1993. Specimen Stock Certificate for Class B Shares with respect to Seligman Henderson International Fund is incorporated by reference to Form SE filed on April 16, 1996.

(4a)       Specimen  Stock  Certificates  for  Class A and  Class D Shares  with respect to Seligman Henderson Global Smaller Companies Fund (formerly, Seligman Henderson Global Emerging Companies Fund) are incorporated by reference to Exhibit 4a to the Registrant's Post-Effective Amendment No. 10, filed on August 10, 1992. Specimen Stock Certificate for Class B Shares with respect to Seligman Henderson Global Emerging Companies Fund is incorporated by reference to Form SE filed on April 16, 1996.

(4b) Specimen Stock Certificates for Class A and Class D Shares with respect to Seligman Henderson Global Technology Fund are incorporated by reference to Exhibit 4b of the Registrant's Post-Effective Amendment No. 11, filed on May 10, 1994. Specimen Stock Certificate for Class B Shares with respect to Seligman Henderson Global Technology Fund is incorporated by reference to Form SE filed on April 16, 1996.

                                                               File No. 33-44186
                                                                        811-6485

PART C.    OTHER INFORMATION (continued)
-------    -----------------------------

(4c) Specimen Stock Certificates for Class A and Class D Shares with respect to Seligman Henderson Global Growth Opportunities Fund are incorporated by reference to Form SE, filed on behalf of the Registrant on October 30, 1995. Specimen Stock Certificate for Class B Shares with respect to Seligman Henderson Global Growth Opportunities Fund is incorporated by reference to Form SE filed on April 16, 1996.

(4d) Specimen Stock Certificates for Class A, Class B and Class D Shares with respect to Seligman Henderson Emerging Markets Growth Fund are incorporated by reference to Form SE, filed on behalf of the Registrant on May 15, 1996.

(4e) Additional rights of security holders are set forth in Article FIFTH and SEVENTH of the Registrant's Articles of Incorporation and Articles I and IV of Registrant's By-Laws which are incorporated by reference to Exhibit 1a and Exhibit 2, respectively, of the Registrant's Registration Statement on Form N-1A, filed on November 26, 1991.


(5a)       Revised  Management  Agreement  between  the  Registrant  and J. & W.
           Seligman  &  Co.   Incorporated   is  incorporated  by  reference  to
           Registrant's Post-Effective Amendment No. 21, filed on May 20, 1996.


(5b) Subadvisory Agreement between the Manager and the Subadviser with respect to the Seligman Henderson International Fund, the Seligman Henderson Global Smaller Companies Fund, the Seligman Henderson Global Technology Fund and the Seligman Henderson Global Growth Opportunities Fund, is incorporated by reference to Exhibit 5b of the Registrant's Post-Effective-Amendment No. 17, filed on October 27, 1995.


(5c) Subadvisory Agreement between the Manager and the Subadviser with respect to the Seligman Henderson Emerging Markets Growth Fund is incorporated by reference to Registrant's Post-Effective Amendment No. 21, filed on May 20, 1996.


(6) Distributing Agreement between the Registrant and Seligman Financial Services, Inc., is incorporated by reference to Exhibit 6 of the Registrant's Post-Effective-Amendment No. 17, filed October 27, 1995.

(6a) Sales Agreement between Seligman Financial Services, Inc. and Dealers is incorporated by reference to the Registrant's Post-wazzu Effective Amendment No. 20, filed on April 19, 1996.

(7a)       Directors Deferred  Compensation Plan is incorporated by reference to
           Exhibit 7a of the Registrant's Pre-Effective Amendment No. 2, filed on March 26, 1992.

(7b) Amendments to the Amended Retirement Income Plan of J. & W. Seligman & Co. Incorporated and Trust are incorporated by reference to Exhibit 7b of the Registrant's Post-Effective Amendment No. 11, filed on May 10, 1994.

(7c) Amendments to the Amended Employee's Thrift Plan of Union Data Service Center, Inc. and Trust are incorporated by reference to
           Exhibit 7c of the Registrant's Post-Effective Amendment No. 11, filed on May 10, 1994.


(8) Custody Agreement, dated May 1, 1996, between Registrant and Morgan Stanley Trust Company.*


(9) Recordkeeping Agreement between Registrant and Investors Fiduciary Trust Company is incorporated by reference to Exhibit 9 of the Registrant's Pre-Effective Amendment No. 2, filed on March 26, 1992.


(10) Opinion and Consent of Counsel is incorporated by reference to Registrant's Post-Effective Amendment No. 21, filed on May 20, 1996.


(11)       Consent of Independent Auditors.*

(12)       N/A

                                                               File No. 33-44186
                                                                        811-6485



PART C.    OTHER INFORMATION (CONTINUED)
-------    -----------------------------

(13a) Form of Purchase Agreement for Initial Capital between Registrant's Seligman Henderson International Fund's Class A and Class D Shares and J. & W. Seligman & Co. Incorporated is incorporated by reference to Exhibit 13a of the Registrant's Pre-Effective Amendment No. 2, filed on March 25, 1992 and Post-Effective Amendment No. 8, filed on September 21, 1993. Form of Purchase Agreement for Initial Capital between Registrant's Seligman Henderson International Fund's Class B shares and J. & W. Seligman & Co. Incorporated is incorporated by reference to Exhibit 13a of the Registrant's Post-Effective Amendment No. 20, filed on April 19, 1996.

(13b) Form of Purchase Agreement for Initial Capital between Registrant's Seligman Henderson Global Smaller Companies Fund's Class A and Class D Shares and J. & W. Seligman & Co. Incorporated is incorporated by reference to Exhibit 13b of the Registrant's Post-Effective Amendment No. 6, filed on April 22, 1993. Form of Purchase Agreement for Initial Capital between Registrant's Seligman Henderson Global Smaller Companies Fund's Class B shares and J. & W. Seligman & Co. Incorporated is incorporated by reference to Exhibit 13b of the Registrant's Post-Effective Amendment No. 20, filed on April 19, 1996.

(13c) Form of Purchase Agreement for Initial Capital between Registrant's Seligman Henderson Global Technology Fund's Class A and D Shares and
           J. & W. Seligman & Co.  Incorporated  is incorporated by reference to
           Exhibit 13c of the Registrant's Post-Effective Amendment No. 11, filed on May 10, 1994. Form of Purchase Agreement for Initial Capital between Registrant's Seligman Henderson Global Technology Fund's Class B shares and J. & W. Seligman & Co. Incorporated is incorporated by reference to Exhibit 13c of the Registrant's Post-Effective Amendment No. 20, filed on April 19, 1996.

(13d) Form of Purchase Agreement for Initial Capital between Registrant's Seligman Henderson Global Growth Opportunities Fund Class A and Class D Shares and J. & W. Seligman & Co. Incorporated is incorporated by reference to Exhibit 13d of Post-Effective Amendment No. 18 filed on February 28, 1996. Form of Purchase Agreement for Initial Capital between Registrant's Seligman Henderson Global Growth Opportunities Fund's Class B shares and J. & W. Seligman & Co. Incorporated is incorporated by reference to Exhibit 13d of the Registrant's Post-Effective Amendment No. 20, filed April 19, 1996.


(13e) Copy of Purchase Agreement for Initial Capital between Registrant's Seligman Henderson Emerging Markets Growth Fund Class A, Class B and Class D Shares and J. & W. Seligman & Co. Incorporated is incorporated by reference to Registrant's Post-Effective Amendment No. 21, filed on May 20, 1996.


(14)       Copy of  Amended  Individual  Retirement  Account  Trust and  Related
           Documents  is   incorporated  by  reference  to  Exhibit  14  of  the
           Registrant's Pre-Effective Amendment No. 2, filed on March 26, 1992.

(14a) Copy of Amended Comprehensive Retirement Plans for Money Purchase and/or Prototype Profit Sharing Plan is incorporated by reference to
           Exhibit 14a of Seligman Tax-Exempt Fund Series, Inc. Post-Effective Amendment No. 24 (File No. 2-86008), filed on November 30, 1992.

(14b) Copy of Amended Basic Business Retirement Plans for Money Purchase and/or Profit Sharing Plans is Incorporated by reference to Exhibit 14b of Seligman Tax-Exempt Fund Series, Inc. Post-Effective Amendment No. 24 (File No. 2-86008), filed on November 30, 1992.

(14c) Copy of Amended 403(b)(7) Custodial Account Plan is incorporated by reference to Exhibit 14c of Seligman New Jersey Tax-Exempt Fund, Inc. Pre-Effective Amendment No. 1 (File No. 33-13401), filed on January 11, 1988.

(14d)      Copy  of  Amended   Simplified   Employee   Pension   Plan  (SEP)  is
           incorporated  by  reference  to  Exhibit  14d  of  the   Registrant's
           Post-Effective Amendment No. 3, filed on August 10, 1992.

(14e) Copy of the Seligman Family of Funds' (SARSEP) Salary Reduction and Other Elective Simplified Employee Pension-Individual Retirement Accounts Contribution Agreement (Under Section 408(k) of the Internal Revenue Code) is incorporated by reference to Exhibit 14e of the Registrant's Post-Effective Amendment No. 3, filed on August 10, 1992.

                                                               File No. 33-44186
                                                                        811-6485


PART C.    OTHER INFORMATION (continued)
-------    -----------------------------

(15) Administration, Shareholder Services and Distribution Plans for each of the Seligman Henderson International Fund, the Seligman Henderson Global Smaller Companies Fund, the Seligman Henderson Global Technology Fund and the Seligman Henderson Global Growth Opportunities Fund and amended form of Administration, Shareholder Services and Distribution Agreement of the Registrant is incorporated by reference to Exhibit 15 of the Registrant's Post-Effective Amendment No. 20, filed April 19, 1996.

(15a) Administration, Shareholder Services and Distribution Plan of Seligman Henderson Emerging Markets Growth Fund is incorporated by reference to Registrant's Post-Effective Amendment No. 21, filed on May 20, 1996.

(16) Schedule for Computation of each Performance Quotation provided in Registration Statement in response to Item 22 is incorporated by reference to Exhibit 16 of Registrant's Post-Effective Amendment No. 12, filed on November 29, 1994 and Post-Effective Amendment No. 16, filed on August 17, 1995.

(17) Financial Data Schedule meeting the requirements of Rule 483 under the Securities Act of 1933.*

(18) Copy of Multiclass Plan entered into by Registrant pursuant to Rule 18f-3 under the Investment Company Act of 1940 is incorporated by reference to Exhibit 18 of Registrant's Post-Effective Amendment No. 19 filed on March 5, 1996.

ITEM 25.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT - None


ITEM 26.   NUMBER OF HOLDERS OF SECURITIES



                                              (1)                                                        (2)
                                                                                                  Number of Record
                                                               Title of Class              Holders as of October 15, 1996
                                                               --------------              ------------------------------



         Seligman Henderson                    Class A Common Stock (Par Value $.001)                2,824
         International Fund                    Class B Common Stock (Par Value $.001)                  138
                                               Class D Common Stock (Par Value $.001)                2,530

         Seligman Henderson                    Class A Common Stock (Par Value $.001)                1,836
         Emerging Markets Growth Fund          Class B Common Stock (Par Value $.001)                  649
                                               Class D Common Stock (Par Value $.001)                  881

         Seligman Henderson Global             Class A Common Stock (Par Value $.001)                7,154
         Growth Opportunities Fund             Class B Common Stock (Par Value $.001)                  452
                                               Class D Common Stock (Par Value $.001)                2,625

         Seligman Henderson Global             Class A Common Stock (Par Value $.001)               25,096
         Smaller Companies Fund                Class B Common Stock (Par Value $.001)                5,911
                                               Class D Common Stock (Par Value $.001)               13,609

         Seligman Henderson Global             Class A Common Stock (Par Value $.001)               56,280
         Technology Fund                       Class B Common Stock (Par Value $.001)                1,507
                                               Class D Common Stock (Par Value $.001)               18,097



Item 27.   Indemnification   -   Incorporated   by  reference  to   Registrant's
           Pre-Effective Amendment No. 1 filed with the Securities and Exchange Commission on February 18, 1992.

                                                               File No. 33-44186
                                                                        811-6485


PART C.    OTHER INFORMATION (continued)
-------    -----------------------------


ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER - The Manager also serves as investment manager to sixteen other associated investment companies. They are Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman
           Portfolios, Inc., Seligman Quality Municipal Fund, Inc., Seligman Select Municipal Fund, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust and Tri-Continental Corporation.


           The Subadviser also serves as subadviser to eight other associated investment companies. They are Seligman Capital Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Income Fund, Inc., the Global Portfolio, the Global Smaller Companies Portfolio, the Global Technology Portfolio and the Global Growth Opportunities Portfolio of Seligman Portfolios, Inc.
           and Tri-Continental Corporation.


           The Manager and Subadviser have investment advisory service division which provides investment management or advice to private clients. The list required by this Item 28 of officers and directors of the Manager and the Subadviser, respectively, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by the Manager and the Subadviser, respectively, pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15798 and SEC File No. 801-40670, filed on August 7, 1996 and October 3, 1996, respectively).


ITEM 29.   PRINCIPAL UNDERWRITERS

           (a) The names of each investment company (other than the Registrant) for which Registrant's principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor or investment adviser follow:

                Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman Municipal Fund Series, Inc., and Seligman Municipal Series Trust.

           (b) Name of each director, officer or partner of Registrant's principal underwriter named in response to Item 21:


                        Seligman Financial Services, Inc.
                            As of September 30, 1996


                 (1)                                         (2)                                          (3)
         Name and Principal                         Positions and Offices                        Positions and Offices
          Business Address                            with Underwriter                              with Registrant
          ----------------                            ----------------                              ---------------
         William C. Morris*                            Director                                    Chairman of the Board
                                                                                                   and Chief Executive
                                                                                                   Officer
         Brian T. Zino*                                Director                                    Director and President
         Ronald T. Schroeder*                          Director                                    Director
         Fred E. Brown*                                Director                                    Director
         William H. Hazen*                             Director                                    None
         Thomas G. Moles*                              Director                                    None
         David F. Stein*                               Director                                    None
         Stephen J. Hodgdon*                           President                                   None
         Lawrence P. Vogel*                            Senior Vice President, Finance              Vice President
         Ed Lynch*                                     Senior Vice President, Director             None
                                                       of Marketing
         Mark R. Gordon*                               Senior Vice President,National              None
                                                       Sales Manager

                                                               File No. 33-44186
                                                                        811-6485


PART C.    OTHER INFORMATION (continued)
-------    -----------------------------


                        Seligman Financial Services, Inc.
                        ---------------------------------
                            As of September 30, 1996
                            ------------------------


                 (1)                                         (2)                                          (3)
         Name and Principal                         Positions and Offices                        Positions and Offices
         Business Address                              with Underwriter                            with Registrant
         ----------------                              ----------------                            ---------------



         GERALD I. CETRULO, III                        Senior Vice President of Sales              None
         140 West Parkway
         Pompton Plains, NJ  07444
         BRADLEY W. LARSON                             Senior Vice President of Sales              None
         367 Bryan Drive
         Danville, CA  94526
         D. IAN VALENTINE                              Senior Vice President of Sales              None
         307 Braehead Drive
         Fredericksburg, VA  22401
         BRADLEY F. HANSON                             Senior Vice President of Sales,             None
         9707 Xylon Court                              Regional Sales Manager
         Bloomington, MN  55438
         KAREN J. BULLOT*                              Vice President, Retirement Plans            None
         JOHN CARL*                                    Vice President, Marketing                   None
         MARSHA E. JACOBY*                             Vice President, National Accounts           None
                                                       Manager
         WILLIAM W. JOHNSON*                           Vice President, Order Desk                  None

         HELEN SIMON*                                  Vice President, Sales                       None
                                                       Administration Manager
         TIM O'CONNELL                                 Vice President, Regional Sales              None
         14872 Summerbreeze Way
         San Diego, CA  92128
         JULIANA PERKINS                               Vice President, Regional Sales              None
         2348 Adrian Street
         Newbury Park, CA  91320
         JAMES R. BESHER                               Regional Vice President                     None
         14000 Margaux Lane
         Town & Country, MO  63017
         BRADFORD C. DAVIS                             Regional Vice President                     None
         255 4th Avenue, #2
         Kirkland, WA  98033
         CHRISTOPHER J. DERRY                          Regional Vice President                     None
         2380 Mt. Lebanon Church Road
         Alvaton, KY  42122
         JONATHAN G. EVANS                             Regional Vice Pesident                      None
         222 Fairmont Way
         Ft. Lauderdale, FL  33326
         DAVID L. GARDNER                              Regional Vice President                     None
         2504 Clublake Trail
         McKinney, TX  75070
         CARLA A. GOEHRING                             Regional Vice President                     None
         11426 Long Pine
         Houston, TX  77077
         SUSAN R. GUTTERUD                             Regional Vice President                     None
         820 Humboldt, #6
         Denver, CO  80218

                                                               File No. 33-44186
                                                                        811-6485

PART C.    OTHER INFORMATION (continued)
-------    ------------------

                        Seligman Financial Services, Inc.
                        ---------------------------------
                            As of September 30, 1996
                            ------------------------

                 (1)                                         (2)                                          (3)
         Name and Principal                         Positions and Offices                        Positions and Offices
          Business Address                            with Underwriter                              with Registrant
          ----------------                            ----------------                              ---------------


         MARK LIEN                                     Regional Vice President                     None
         5904 Mimosa
         Sedalia, MO  65301
         RANDY D. LIERMAN                              Regional Vice President                     None
         2627 R.D. Mize Road
         Independence, MO  64057
         JUDITH L. LYON                                Regional Vice President                     None
         163 Haynes Bridge Road, Ste 205
         Alpharetta, CA  30201
         DAVID L. MEYNCKE                              Regional Vice President                     None
         4718 Orange Grove Way
         Palm Harbor, FL  34684
         MELINDA A. NAWN                               Regional Vice President                     None
         5850 Squire Hill Court
         Cincinnati, OH  45241
         ROBERT H. RUHM                                Regional Vice President                     None
         167 Derby Street
         Melrose, MA  02176
         DIANE H. SNOWDEN                              Regional Vice President                     None
         11 Thackery Lane
         Cherry Hill, NJ  08003
         BRUCE M. TUCKEY                               Regional Vice President                     None
         41644 Chathman Drive
         Novi, MI  48375
         ANDREW S. VEASEY                              Regional Vice President                     None
         14 Woodside
         Rumson, NJ  07760
         KELLI A. WIRTH-DUMSER                         Regional Vice President                     None
         8618 Hornwood Court
         Charlotte, NC  28215
         FRANK J. NASTA*                               Secretary                                   Secretary
         AURELIA LACSAMANA*                            Treasurer                                   None
         JEFFREY S. DEAN*                              Assistant Vice President,                   None
                                                       Annuity Product Manager
         SANDRA FLORIS*                                Assistant Vice President, Order Desk        None
         KEITH LANDRY*                                 Assistant Vice President, Order Deak        None
         FRANK P. MARINO*                              Assistant Vice President, Mutual
                                                       Fund Product Manager                        None
         JOSEPH M. MCGILL*                             Assistant Vice President and                None
                                                       Compliance Officer
         JOYCE PERESS*                                 Assistant Secretary                         None


* The principal business address of each of these directors and/or officers is 100 Park Avenue, New York, NY 10017.

(c) Not applicable.

                                                               File No. 33-44186
                                                                        811-6485



PART C.    OTHER INFORMATION (continued)
-------    -----------------------------


ITEM 30.          LOCATION OF ACCOUNTS AND RECORDS

                               (1)       Morgan Stanley Trust Company
                                         1 Pierrepont Plaza
                                         Brooklyn New York  11201;

                               (2)       Investors Fiduciary Trust Company
                                         127 West 10th Street
                                         Kansas City, Missouri  64105; and

                               (3)       Seligman Data Corp.
                                         100 Park Avenue
                                         New York, NY  10017


ITEM 31. MANAGEMENT SERVICES - Seligman Data Corp., the Registrant's shareholder service agent, has an agreement with First Data Investor Services Group ("FDISG") pursuant to which FDISG provides a data processing system for certain shareholder accounting and recordkeeping functions performed by Seligman Data Corp. For the fiscal periods ended October 31, 1995, 1994 and 1993, the approximate cost of these services was:

                                                                                      1995            1994           1993
                                                                                      ----            ----           ----
                  Seligman Henderson International Fund                             $  17,800      $  6,738       $ 3,017
                  Seligman Henderson Global Growth Opportunities Fund*                  6,000*           --            --
                  Seligman Henderson Global Smaller Companies Fund                     37,800        12,389         5,500
                  Seligman Henderson Global Technology Fund                           108,100           476**          --

                  * For the period November 1, 1995 (commencement of operations)
                    to January  31,  1996.
                 ** For  the  period  May  23,  1994 (commencement of opera-
                    tions) to October 31, 1994.



ITEM 32. UNDERTAKINGS - The Registrant undertakes (1) to furnish a copy of the Registrant's latest annual report, upon request and without charge, to every person to whom a prospectus is delivered and (2) if requested to do so by the holders of at least ten percent of its outstanding shares, to call a meeting of shareholders for the purpose of voting upon the removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                                               File No. 33-44186
                                                                        811-6485


                                   SIGNATURES
                                   ----------



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 22 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 20th day of November, 1996.

                                     SELIGMAN HENDERSON GLOBAL FUND SERIES, INC.



                                     By:      /s/ William C. Morris
                                        ----------------------------------------
                                             William C. Morris, Chairman

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment No. 22 to its Registration Statement has been signed below by the following persons in the capacities indicated on November 20, 1996.


        Signature                                Title
        ---------                                -----


/s/ William C. Morris                  Chairman of the Board (Principal
---------------------                  executive officer) and Director
    William C. Morris*


/s/ Brian T. Zino                      President and Director
---------------------
    Brian T. Zino


/s/ Thomas G. Rose                     Treasurer (Principal financial and
---------------------                        and accounting officer)
    Thomas G. Rose




Fred E. Brown, Director               )
Alice S. Ilchman, Director            )
John E. Merow, Director               )        /s/ Brian T. Zino
                                               -----------------
Betsy S. Michel, Director             )        Brian T. Zino, Attorney-in-fact*
James C. Pitney, Director             )
James Q. Riordan, Director            )
Ronald T. Schroeder, Director         )
Robert L. Shafer, Director            )
James N. Whitson, Director            )

                                                               File No. 33-44186
                                                                        811-6485

                   SELIGMAN HENDERSON GLOBAL FUND SERIES, INC.
                         POST-EFFECTIVE AMENDMENT NO. 22

                                  EXHIBIT INDEX



Form N-1A Item No.      Description
------------------      -----------

24(b)(1) Form of Amended and Restated Articles of Incorporation of Registrant

24(b)(8)                Custody Agreement, dated May 1, 1996

24(b)(11)               Consent of Auditors

24(b)(17)               Financial Data Schedules for Seligman Henderson Emerging
                        Markets Growth Fund's Class A, B and D shares